THE WACHOVIA FUNDS

                              WACHOVIA EQUITY FUND
                       WACHOVIA QUANTITATIVE EQUITY FUND

                        WACHOVIA GROWTH AND INCOME FUND
                           WACHOVIA EQUITY INDEX FUND

                          WACHOVIA SPECIAL VALUES FUND
                         WACHOVIA EMERGING MARKETS FUND

                             WACHOVIA BALANCED FUND
                           WACHOVIA FIXED INCOME FUND

                    WACHOVIA INTERMEDIATE FIXED INCOME FUND
                     WACHOVIA SHORT-TERM FIXED INCOME FUND

                          THE WACHOVIA MUNICIPAL FUNDS
                        WACHOVIA GA MUNICIPAL BOND FUND
                        WACHOVIA NC MUNICIPAL BOND FUND
                        WACHOVIA SC MUNICIPAL BOND FUND
                        WACHOVIA VA MUNICIPAL BOND FUND

                          Combined Semi-Annual Report
                                  May 31, 1999

                           [LOGO OF WACHOVIA FUNDS]

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                              President's Message

Dear Shareholder:

I am pleased to present the combined Semi-Annual Report to Shareholders for The Wachovia Funds and The Wachovia Municipal Funds. This report covers the six-month period from December 1, 1998 through May 31, 1999, and includes a complete listing of fund holdings and the funds' financial statements.+ The following fund-by-fund highlights cover performance activity in Class A Shares, Class B Shares, and Class Y Shares.

The Wachovia Funds

Wachovia Equity Fund pursues growth by focusing on stocks issued by companies that are both undervalued and have good growth opportunities. At the end of the reporting period, the fund's portfolio included blue-chip stocks issued by some of America's largest, best-known companies such as American Express, AT&T, Black & Decker, Coca-Cola, DuPont, General Electric, Intel, Merrill Lynch, Pfizer, Time Warner, and Wal-Mart. Fund net assets reached $303.7 million at the end of the reporting period.


                Total Return*

                Based on NAV  Income   Capital Gains Share Price Change

                ------------- ------   ------------- ------------------
Class A Share       11.12%    $0.05        $1.89      $15.91 to $15.60
Class B Shares      10.76%    $0.00**      $1.89      $15.87 to $15.55
Class Y Shares      11.26%    $0.06        $1.89      $15.92 to $15.61

Wachovia Quantitative Equity Fund pursues growth and income by investing in a portfolio of stocks issued by large, established companies across the entire industrial spectrum. On the last day of the reporting period, the fund's portfolio included quality names like Anheuser-Busch, Exxon, General Electric, GTE, Harley Davidson, IBM, Johnson & Johnson, PaineWebber, Procter & Gamble, and Wal-Mart. Fund net assets reached $333.8 million at the end of the reporting period.


                Total Return*

                Based on NAV  Income   Capital Gains Share Price Change

                ------------- ------   ------------- ------------------
Class A Shares      8.22%     $0.07        $0.74      $20.29 to $21.11
Class B Shares      7.94%     $0.00**      $0.74      $20.23 to $21.06
Class Y Shares      8.45%     $0.10        $0.74      $20.31 to $21.15

Wachovia Growth & Income Fund pursues total return through growth of capital and income. At the end of the reporting period, the fund's holdings included such names as AT&T, Bell Atlantic, Colgate-Palmolive, DuPont, General Electric, General Motors, Merrill Lynch, PepsiCo, and Sears. Fund net assets ended the reporting period at $329.1 million.


                Total Return*

                Based on NAV  Income Capital Gains Share Price Change

                ------------- ------ ------------- ------------------
Class A Shares      9.63%     $0.06      $2.89      $23.54 to $22.66
Class Y Shares      9.76%     $0.08      $2.89      $23.55 to $22.67

Wachovia Equity Index Fund pursues a total return that approximates that of the Standard & Poor's 500 Index--a classic benchmark of stock market performance.*** As a result, the fund's extensive portfolio contained stocks issued across the entire spectrum of American business and industry. Fund net assets reached $506.5 million at the end of the reporting period.


                Total Return*

                Based on NAV  Income Capital Gains Share Price Change

                ------------- ------ ------------- ------------------
Class A Shares      12.12%    $0.13      $0.37      $22.41 to $24.59
Class Y Shares      12.28%    $0.16      $0.37      $22.44 to $24.63

  + The composition and holdings of the funds are subject to change. Past performance is no guarantee of future results.

  * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 ** Less than $0.01 per share.

*** The Standard & Poor's 500 Index is an unmanaged index comprised of common stocks in industry, transportation, and financial and public utility companies. Investments cannot be made in an index.

Wachovia Special Values Fund pursues growth by investing in a diversified portfolio of small-company stocks.* Unlike many other funds that invest in small-company stocks through a high-flying approach, this fund is managed through a highly disciplined approach. Its manager seeks stocks issued by well-capitalized, and well-run small companies that are selling at less than their estimated long-term values. Fund net assets reached $169.1 million at the end of the reporting period.


                        Total Return**

                         Based on NAV  Income Capital Gains Share Price Change

                        -------------- ------ ------------- ------------------
Class A Shares               6.79%     $0.16      $0.75      $16.13 to $16.24
Class B Shares (period
from March 26, 1999
through May 31, 1999)       11.37%        --         --      $14.60 to $16.26
Class Y Shares               6.86%     $0.20      $0.75      $16.18 to $16.26

Wachovia Emerging Markets Fund pursues growth over the long term by investing in stocks of foreign companies located in emerging market countries.*** The fund's managers uses a unique "two-tier, equal weighting" approach to selecting stocks for the fund that offers greater diversification than most emerging market funds, with the opportunity for better protection from unexpected negative developments in any one country. At the end of the reporting period, the fund's portfolio contained stocks issued by companies from 33 countries. Fund net assets reached $169.4 million at the end of the reporting period.


                Total Return**

                 Based on NAV  Income Share Price Change

                -------------- ------ ------------------
Class A Shares      19.90%     $0.05   $8.43 to $10.05
Class Y Shares      20.08%     $0.07   $8.44 to $10.05

Wachovia Balanced Fund pursues a popular investment objective--long-term growth and current income--by investing in a quality combination of stocks and bonds. Fund net assets ended the reporting period at $384.3 million.


                Total Return**

                 Based on NAV  Income Capital Gains Share Price Change

                -------------- ------ ------------- ------------------
Class A Shares       5.98%     $0.16      $1.26      $13.72 to $13.07
Class B Shares       5.54%     $0.11      $1.26      $13.69 to $13.03
Class Y Shares       6.10%     $0.18      $1.26      $13.74 to $13.09

Wachovia Fixed Income Fund pursues a high level of total return from a diversified portfolio of income-producing securities. At the end of the reporting period, the fund's $284.1 million in net assets were invested across government agency securities (37.9%), corporate bonds (27.1%), U.S. Treasury securities (12.6%), closed-end investment companies (7.1%), a repurchase agreement (5.4%), asset-backed securities (6.8%) collateralized mortgage obligations (3.1%), and foreign bonds (0.7%).


                Total Return**

                 Based on NAV  Income Capital Gains Share Price Change

                -------------- ------ ------------- ------------------
Class A Shares      (1.02%)    $0.25      $0.04      $10.14 to $9.75
Class B Shares      (1.38%)    $0.22      $0.04      $10.14 to $9.75
Class Y Shares      (0.90%)    $0.27      $0.04      $10.14 to $9.75

Wachovia Intermediate Fixed Income Fund pursues current income consistent with preservation of capital from a diversified portfolio of intermediate-term, income-producing securities. At the end of the reporting period, the fund's $83.3 million in net assets were invested across government agency securities (37.5%), corporate bonds (34.8%), U.S. Treasury securities (11.8%), asset-backed securities (10.1%), closed-end investment companies (6.3%), a repurchase agreement (0.4%) and collateralized mortgage obligations (0.4%).


                Total Return**

                 Based on NAV  Income Capital Gains Share Price Change

                -------------- ------ ------------- ------------------
Class A Shares      (1.28%)    $0.25      $0.20      $10.38 to $9.80
Class Y Shares      (1.14%)    $0.27      $0.20      $10.38 to $9.80

  * Small-company stocks have historically experienced greater volatility than average.

 ** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*** Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. Emerging markets economic structures may be less diverse and mature, and their political systems may be less stable than those of established markets.

Wachovia Short-Term Fixed Income Fund pursues a high level of income from a diversified portfolio that, at the end of the reporting period, consisted primarily of corporate bonds (45.2%), U.S. government agency obligations (27.8%), U.S. Treasury obligations (17.6%), closed-end investment companies (4.4%), asset-backed securities (2.3%) and a repurchase agreement (1.5%). These short-term, income-producing securities are managed to provide an income stream and cushion shareholders against volatility during periods of interest rate increases. Fund net assets ended the reporting period at $44.2 million.


                Total Return*

                Based on NAV  Income Share Price Change

                ------------- ------ ------------------
Class A Shares      0.75%     $0.28    $9.92 to $9.71
Class Y Shares      0.88%     $0.30    $9.92 to $9.71

The Wachovia Municipal Funds

Wachovia Georgia Municipal Bond Fund pursues monthly income exempt from federal regular income tax and Georgia state income tax.** The fund invests in a portfolio of bonds issued by municipalities across Georgia that are rated A or higher by nationally recognized rating agencies. Fund net assets reached $26.8 million at the end of the reporting period.


                Total Return*

                Based on NAV  Income Capital Gain Share Price Change

                ------------- ------ ------------ ------------------
Class A Shares      (0.15%)   $0.21     $0.03      $11.38 to $11.13
Class Y Shares      (0.02%)   $0.22     $0.03      $11.38 to $11.13

Wachovia North Carolina Municipal Bond Fund pursues monthly income exempt from federal regular income tax and North Carolina state income tax.** At the end of the reporting period, the fund's $79.2 million in net assets were invested in 93 bonds issued by municipalities across North Carolina. All holdings are rated A or higher at the time of purchase by nationally recognized rating agencies.


                Total Return*

                Based on NAV  Income Capital Gains Share Price Change

                ------------- ------ ------------- ------------------
Class A Shares      (0.14%)   $0.21      $0.06      $11.46 to $11.18
Class Y Shares      (0.02%)   $0.22      $0.06      $11.46 to $11.18

Wachovia South Carolina Municipal Bond Fund pursues monthly income exempt from federal regular income tax and South Carolina state income tax.** The fund invests in a portfolio of bonds issued by South Carolina municipalities that are rated A or higher by nationally recognized rating agencies at the time of purchase. Fund net assets reached $131.3 million at the end of the reporting period.


                Total Return*

                Based on NAV  Income Capital Gains Share Price Change

                ------------- ------ ------------- ------------------
Class A Shares      0.06%     $0.25      $0.02      $11.36 to $11.10
Class Y Shares      0.19%     $0.26      $0.02      $11.36 to $11.10

Wachovia Virginia Municipal Bond Fund pursues monthly income exempt from federal regular income tax and Virginia state income tax.** The fund invests in a portfolio of bonds issued by Virginia municipalities that are rated A or higher by nationally recognized rating agencies at the time of purchase. Fund net assets ended the reporting period at $104.3 million.


                Total Return*

                Based on NAV  Income Share Share Price Change

                ------------- ------------ ------------------
Class A Shares      0.31%        $0.22      $10.49 to $10.30
Class Y Shares      0.43%        $0.24      $10.49 to $10.30

  * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 ** Income may be subject to the federal alternative minimum tax.

Thank you for pursuing your financial goals through one or more of the Wachovia Funds and the Wachovia Municipal Funds. We look forward to keeping you up-to-date on your investment progress.

Sincerely,

/s/ John W. McGonigle

John W. McGonigle
President
July 15, 1999

Total returns for the period adjusted for the maximum sales charge or deferred sales charge are as follows:

Wachovia Equity Fund, Class A Shares, 6.12%; Class B Shares, 5.86% Wachovia Quantitative Equity Fund, Class A Shares, 3.34%; Class B Shares, 2.94% Wachovia Growth and Income Fund, Class A Shares, 4.70% Wachovia Equity Index Fund, Class A Shares, 7.05% Wachovia Special Values Fund, Class A Shares, 1.98%; Class B Shares, 6.37% Wachovia Emerging Markets Fund, Class A Shares, 14.47% Wachovia Balanced Fund, Class A Shares, 1.18%; Class B Shares, 0.78% Wachovia Fixed Income Fund, Class A Shares, (5.49%); Class B Shares, (6.19%) Wachovia Intermediate Fixed Income Fund, Class A Shares, (5.73%) Wachovia Short-Term Fixed Income Fund, Class A Shares, (1.73%) Wachovia Georgia Municipal Bond Fund, Class A Shares, (4.67%) Wachovia North Carolina Municipal Bond Fund, Class A Shares, (4.64%) Wachovia South Carolina Municipal Bond Fund, Class A Shares, (4.48%) Wachovia Virginia Municipal Bond Fund, Class A Shares, (4.17%)

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                              Wachovia Equity Fund
                            Portfolio of Investments

                            May 31, 1999 (unaudited)


   Shares                                                          Value

----------------------------------------------------------------------------
 Common Stocks--86.1%

             Basic Materials--4.1%

      34,171 Air Products & Chemicals, Inc.                     $  1,401,011
      56,496 Du Pont (E.I.) de Nemours & Co.                       3,696,957
      18,460 Potash Corporation of Saskatchewan, Inc.              1,003,763
      67,173 Rohm & Haas Co.                                       2,695,317
      58,251 Weyerhaeuser Co.                                      3,615,203
                                                                ------------
             Total                                                12,412,251

                                                                ------------
             Capital Goods--6.5%

      65,974 General Electric Co.                                  6,708,731
      38,388 Ingersoll-Rand Co.                                    2,444,836
      59,930 Tyco International Ltd.                               5,236,384
      64,344 United Technologies Corp.                             3,993,350
      27,161 Waste Management, Inc.                                1,436,138
                                                                ------------
             Total                                                19,819,439

                                                                ------------
             Communication Services--6.3%

      98,538 AT&T Corp.                                            5,468,859
      16,100 (1)Airtouch Communications, Inc.                      1,618,050
     109,312 (1)MCI Worldcom, Inc.                                 9,441,824
      65,138 (1)Qwest Communications International, Inc.           2,764,294
                                                                ------------
             Total                                                19,293,027

                                                                ------------
             Consumer Cyclical--5.5%

      40,783 Black & Decker Corp.                                  2,322,082
      17,550 Carnival Corp.                                          719,550
      41,465 Lowe's Cos., Inc.                                     2,153,588
      18,019 Magna International, Inc., Class A                    1,091,276
      60,319 McGraw-Hill Cos., Inc.                                3,129,048
      55,235 Nordstrom, Inc.                                       1,960,843
      22,544 Tandy Corp.                                           1,859,880
      81,405 Wal-Mart Stores, Inc.                                 3,469,888
                                                                ------------
             Total                                                16,706,155

                                                                ------------
             Consumer Staples--10.7%

      15,561 (1)AT&T Corp.-Liberty Media Group, Inc., Class A      1,033,834
      30,339 Avon Products, Inc.                                   1,499,884
      66,938 CBS Corp.                                             2,794,662
      43,136 CVS Corp.                                             1,984,256
      39,053 (1)Clear Channel Communications, Inc.                 2,579,939
      46,469 Coca Cola Enterprises, Inc.                           1,684,501
      80,922 Comcast Corp., Class A                                3,115,497

   Shares                                                Value

------------------------------------------------------------------

 Common Stocks--continued
            Consumer Staples--continued

     52,015 (1)Kroger Co., Inc.                       $  3,046,128
     39,376 (1)Outback Steakhouse, Inc.                  1,412,614
     49,902 PepsiCo, Inc.                                1,787,115
     43,417 Procter & Gamble Co.                         4,054,062
     45,924 (1)Safeway, Inc.                             2,135,466
     78,352 Time Warner, Inc.                            5,332,833
                                                      ------------
            Total                                       32,460,791

                                                      ------------
            Energy--4.6%

     17,584 BP Amoco PLC, ADR                            1,883,686
     26,568 Chevron Corp.                                2,462,522
     66,696 Conoco, Inc., Class A                        1,809,129
     78,926 Exxon Corp.                                  6,304,214
     25,954 Schlumberger Ltd.                            1,562,106
                                                      ------------
            Total                                       14,021,657

                                                      ------------
            Finance--16.6%

     43,382 American Express Co.                         5,257,356
     15,551 American General Corp.                       1,123,560
     47,263 American International Group, Inc.           5,402,752
     32,286 Associates First Capital Corp., Class A      1,323,726
     47,202 Bank One Corp.                               2,669,863
     72,231 Bank of America Corp.                        4,672,443
     30,577 Bank of New York Co., Inc.                   1,093,128
     44,917 Chase Manhattan Corp.                        3,256,483
    110,473 Citigroup, Inc.                              7,318,836
     27,092 Fannie Mae                                   1,842,256
     55,522 Freddie Mac                                  3,237,627
     27,772 First Union Corp.                            1,279,248
     27,747 MBIA, Inc.                                   1,895,467
     55,897 MBNA Corp.                                   1,544,155
     19,138 Marsh & McLennan Cos., Inc.                  1,392,290
     14,472 Merrill Lynch & Co., Inc.                    1,215,648
     37,942 SunTrust Banks, Inc.                         2,561,085
     82,463 Wells Fargo Co.                              3,298,520
                                                      ------------
            Total                                       50,384,443

                                                      ------------
            Healthcare--10.1%

     52,561 Abbott Laboratories                          2,375,100
     56,088 American Home Products Corp.                 3,232,071
     57,247 Bristol-Myers Squibb Co.                     3,928,575
      7,988 (1)Elan Corp. PLC, ADR                         431,352
     33,160 Johnson & Johnson                            3,071,445
     39,649 Lilly (Eli) & Co.                            2,832,425

(See Notes to Portfolios of Investments)

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--------------------------------------------------------------------------------

                              Wachovia Equity Fund


   Shares                                               Value

-----------------------------------------------------------------

 Common Stocks--continued
             Healthcare--continued

      13,872 Medtronic, Inc.                         $    984,912
      59,004 Merck & Co., Inc.                          3,982,770
      40,961 Pfizer, Inc.                               4,382,827
      40,370 Pharmacia & Upjohn, Inc.                   2,238,012
      27,678 Schering Plough Corp.                      1,247,240
      30,202 Warner-Lambert Co.                         1,872,524
                                                     ------------
             Total                                     30,579,253

                                                     ------------
             Technology--18.6%

      35,088 (1)America Online, Inc.                    4,188,630
      21,307 (1)Applied Materials, Inc.                 1,170,553
      25,932 (1)Ascend Communications, Inc.             2,403,572
      63,115 (1)Cisco Systems, Inc.                     6,879,630
      30,122 (1)Dell Computer Corp.                     1,037,326
      32,216 (1)EMC Corp.                               3,209,519
      87,220 Intel Corp.                                4,715,331
      53,996 International Business Machines Corp.      6,280,410
      28,748 Lucent Technologies, Inc.                  1,635,043
     123,227 (1)Microsoft Corp.                         9,942,879
      22,292 Nokia Oyj, Class A, ADR                    1,582,732
      70,233 (1)Sun Microsystems, Inc.                  4,196,422
      36,231 Texas Instruments, Inc.                    3,962,766
      17,558 (1)Uniphase Corp.                          2,352,772
      31,807 (1)Veritas Software Corp.                  2,806,968
                                                     ------------
             Total                                     56,364,553

                                                     ------------

  Shares or
  Principal

   Amount                                                             Value

-------------------------------------------------------------------------------

 Common Stocks--continued
             Transportation--1.3%

      72,666 Burlington Northern Santa Fe                          $  2,252,646
      56,177 Southwest Airlines Co.                                   1,801,175
                                                                   ------------
             Total                                                    4,053,821

                                                                   ------------
             Utilities--1.8%

      22,633 Duke Energy Corp.                                        1,365,053
      36,039 Enron Corp.                                              2,572,284
      51,952 Southern Co.                                             1,474,133
                                                                   ------------
             Total                                                    5,411,470

                                                                   ------------
             Total Common Stocks

             (identified cost $198,905,298)                         261,506,860
                                                                   ------------
 U.S. Government Agency--6.5%

 $20,000,000 (2)Federal Home Loan Mortgage Corp., Discount Bond,
              9/9/1999 (identified cost $19,732,778)                 19,733,400

                                                                   ------------
 U.S. Treasury Obligation--1.2%

   3,500,000 (2)United States Treasury Bill, 6/17/1999

              (identified cost $3,493,082)                            3,493,000
                                                                   ------------
 (3) Repurchase Agreement--6.5%

  19,779,054 Goldman Sachs Group, LP, 4.50%, dated 5/28/1999,
             due 6/1/1999 (at amortized cost)                        19,779,054

                                                                   ------------
             Total Investments

             (identified cost $241,910,212)                        $304,512,314
                                                                   ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       Wachovia Quantitative Equity Fund
                            Portfolio of Investments

                            May 31, 1999 (unaudited)


   Shares                                         Value

-----------------------------------------------------------
 Common Stocks--89.0%

             Basic Materials--3.1%

      40,000 Cyprus Amax Minerals              $    502,500
      10,000 Du Pont (E.I.) de Nemours & Co.        654,375
     110,000 Ecolab, Inc.                         4,675,000
       7,000 (1)FMC Corp.                           463,313
      10,000 Georgia-Pacific Corp.                  864,375
      20,000 Sigma-Aldrich Corp.                    640,000
      40,000 Weyerhaeuser Co.                     2,482,500
                                               ------------
             Total                               10,282,063

                                               ------------
             Capital Goods--7.2%

      10,000 Ball Corp.                             486,875
      95,000 Corning, Inc.                        5,189,375
      63,000 General Electric Co.                 6,406,313
      65,000 Ingersoll-Rand Co.                   4,139,688
      30,000 Rockwell International Corp.         1,655,625
      60,000 Tyco International Ltd.              5,242,500
      14,000 United Technologies Corp.              868,875
                                               ------------
             Total                               23,989,251

                                               ------------
             Communication Services--7.6%
      92,000 Ameritech Corp.                      6,054,750
      75,000 Bell Atlantic Corp.                  4,106,250

     120,000 BellSouth Corp.                      5,662,500
      50,000 GTE Corp.                            3,153,125
      72,000 SBC Communications, Inc.             3,681,000
      50,000 U.S. West, Inc.                      2,703,125
                                               ------------
             Total                               25,360,750

                                               ------------
             Consumer Cyclical--8.2%

      60,000 Arvin Industries, Inc.               2,355,000
      40,000 (1)Best Buy Co., Inc.                1,820,000
      30,000 Carnival Corp.                       1,230,000
      40,000 Dayton-Hudson Corp.                  2,520,000
      20,000 Ennis Business Forms, Inc.             172,500
      25,000 Gannett Co., Inc.                    1,806,250
      45,000 Knight-Ridder, Inc.                  2,370,938
      40,000 Leggett and Platt, Inc.              1,055,000
      40,000 Maytag Corp.                         2,822,500
      80,000 (1)Sybron International Corp.        2,010,000
     100,000 TJX Cos., Inc.                       3,000,000
      55,000 Times Mirror Co., Class A            3,241,563
      70,000 Wal-Mart Stores, Inc.                2,983,750
                                               ------------
             Total                               27,387,501

                                               ------------

   Shares                                             Value

---------------------------------------------------------------

 Common Stocks--continued
             Consumer Staples--11.8%

      40,000 American Stores Co.                   $  1,320,000
      50,000 Anheuser-Busch Cos., Inc.                3,653,125
      70,000 Bergen Brunswig Corp., Class A           1,540,000
      60,000 Fortune Brands, Inc.                     2,452,500
      10,000 Harley Davidson, Inc.                      510,625
      50,000 Heinz (H.J.) Co.                         2,415,625
     140,000 IBP, Inc.                                3,001,250
     120,000 (1)King World Productions, Inc.          4,005,000
      75,000 PepsiCo, Inc.                            2,685,938
      60,000 Philip Morris Cos., Inc.                 2,313,750
      70,000 Premark International, Inc.              2,506,875
      40,000 Procter & Gamble Co.                     3,735,000
      40,000 Quaker Oats Co.                          2,642,500
      70,000 (1)Safeway, Inc.                         3,255,000
     100,000 SUPERVALU Inc.                           2,425,000
      35,000 SYSCO Corp.                              1,039,063
                                                   ------------
             Total                                   39,501,251

                                                   ------------
             Energy--3.9%

      20,000 Chevron Corp.                            1,853,750
      43,000 Exxon Corp.                              3,434,625
      48,000 Mobil Corp.                              4,860,000
      40,000 Royal Dutch Petroleum Co., ADR           2,262,500
      35,000 Union Pacific Resources Group, Inc.        487,813
                                                   ------------
             Total                                   12,898,688

                                                   ------------
             Finance--14.4%

      24,000 AEGON NV, ADR                            1,947,000
      30,000 Allstate Corp.                           1,093,125
      95,000 Ambac Financial Group, Inc.              5,539,688
      40,000 American General Corp.                   2,890,000
     135,000 Amsouth Bancorporation                   3,830,625
      70,000 Chase Manhattan Corp.                    5,075,000
      60,000 Citigroup, Inc.                          3,975,000
      75,000 Freddie Mac                              4,373,438
      20,000 J.P. Morgan & Co., Inc.                  2,786,250
      25,000 Lincoln National Corp.                   2,543,750
      40,000 Marsh & McLennan Cos., Inc.              2,910,000
      40,000 PaineWebber Group, Inc.                  1,880,000
      65,000 PNC Bank Corp.                           3,721,250
      50,000 Reliastar Financial Corp.                2,078,125
      91,500 SouthTrust Corp.                         3,562,781
                                                   ------------
             Total                                   48,206,032

                                                   ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       Wachovia Quantitative Equity Fund


   Shares                                                 Value

-------------------------------------------------------------------

 Common Stocks--continued
             Healthcare--9.4%

      75,000 Abbott Laboratories                       $  3,389,063
      30,000 (1)Amgen, Inc.                               1,897,500
      70,000 (1)Boston Scientific Corp.                   2,655,625
      80,000 Bristol-Myers Squibb Co.                     5,490,000
     100,000 Guidant Corp.                                5,000,000
      25,000 Johnson & Johnson                            2,315,625
      20,000 Lilly (Eli) & Co.                            1,428,750
      38,000 Merck & Co., Inc.                            2,565,000
     120,000 Schering Plough Corp.                        5,407,500
      20,000 Warner-Lambert Co.                           1,240,000
                                                       ------------
             Total                                       31,389,063

                                                       ------------
             Technology--18.0%

      25,000 (1)Apple Computer, Inc.                      1,101,563
      75,000 (1)Ascend Communications                     6,951,563
      50,000 (1)Cisco Systems, Inc.                       5,450,000
     130,000 Comdisco, Inc.                               3,168,750
      50,000 Compaq Computer Corp.                        1,184,375
      80,000 Computer Associates International, Inc.      3,785,000
      34,000 (1)EMC Corp.                                 3,387,250
      60,000 Intel Corp.                                  3,243,750
      60,000 International Business Machines Corp.        6,978,750
      65,000 (1)Lexmark International Group, Class A      8,848,125
      80,000 Lucent Technologies, Inc.                    4,550,000
      50,000 (1)Microsoft Corp.                           4,034,375
      85,000 (1)Sun Microsystems, Inc.                    5,078,750
      40,000 Xerox Corp.                                  2,247,500
                                                       ------------
             Total                                       60,009,751

                                                       ------------

  Shares or
  Principal

   Amount                                                             Value

-------------------------------------------------------------------------------

 Common Stocks--continued
             Transportation--1.0%

      55,000 GATX Corp.                                            $  2,134,688
      20,000 Union Pacific Corp.                                      1,141,250
                                                                   ------------
             Total                                                    3,275,938

                                                                   ------------
             Utilities--4.4%

     150,000 Coastal Corp.                                            5,784,375
      60,000 DQE, Inc.                                                2,565,000
      30,000 Enron Corp.                                              2,141,250
      45,000 GPU, Inc.                                                1,960,313
      45,000 Williams Cos., Inc. (The)                                2,331,555
                                                                   ------------
             Total                                                   14,782,493

                                                                   ------------
             Total Common Stocks

             (identified cost $190,214,189)                         297,082,781
                                                                   ------------
 U.S. Government Agency--3.0%

 $10,000,000 (2)Federal Home Loan Mortgage Corp., Discount Bond,
              9/9/1999 (identified cost $9,866,389)                   9,866,700

                                                                   ------------
 U.S. Treasury Obligation--0.7%

   2,500,000 (2)United States Treasury Bill, 6/17/1999

              (identified cost $2,495,011)                            2,495,000
                                                                   ------------
 (3) Repurchase Agreement--7.0%

  23,465,655 Goldman Sachs Group, LP, 4.50%, dated 5/28/1999,
             due 6/1/1999 (at amortized cost)                        23,465,655

                                                                   ------------
             Total Investments

             (identified cost $226,041,244)                        $332,910,136
                                                                   ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         Wachovia Growth & Income Fund
                            Portfolio of Investments

                            May 31, 1999 (unaudited)


   Shares                                            Value

--------------------------------------------------------------
 Common Stocks--92.2%

             Basic Materials--4.5%

      53,094 Air Products & Chemicals, Inc.       $  2,176,854
     110,405 Du Pont (E.I.) de Nemours & Co.         7,224,627
      87,226 Weyerhaeuser Co.                        5,413,464
                                                  ------------
             Total                                  14,814,945

                                                  ------------
             Capital Goods--7.0%

      36,466 Allied-Signal, Inc.                     2,117,307
      76,211 General Electric Co.                    7,749,706
      79,346 Tyco International Ltd.                 6,932,857
     103,440 United Technologies Corp.               6,419,745
                                                  ------------
             Total                                  23,219,615

                                                  ------------
             Communication Services--6.2%

      50,820 AT&T Corp.                              2,820,510
      75,000 Alltel Corp.                            5,376,563
      60,000 Bell Atlantic Corp.                     3,285,000
     102,905 (1)MCI Worldcom, Inc.                   8,888,419
                                                  ------------
             Total                                  20,370,492

                                                  ------------
             Consumer Cyclical--6.8%

         834 Black & Decker Corp.                       47,486
      58,733 (1)Delphi Automotive Systems Corp.      1,152,635
      84,033 General Motors Corp.                    5,798,277
      64,269 Goodyear Tire & Rubber Co.              3,836,056
         755 Magna International, Inc.,

             Class A                                    45,725
       1,168 McGraw-Hill Cos., Inc.                     60,590
      75,000 Sears, Roebuck & Co.                    3,585,937
     104,141 (1)Tommy Hilfiger Corp.                 7,817,084
       1,234 Wal-Mart Stores, Inc.                      52,599
                                                  ------------
             Total                                  22,396,389

                                                  ------------
             Consumer Staples--10.4%

      31,102 Anheuser-Busch Cos., Inc.               2,272,390
      50,193 Avon Products, Inc.                     2,481,416
         895 CBS Corp.                                  37,366
      64,352 Campbell Soup Co.                       2,839,532
      47,197 (1)Clear Channel
              Communications, Inc.                   3,117,952
      53,255 Colgate-Palmolive Co.                   5,318,843
      44,176 Comcast Corp., Class A                  1,700,776
     141,100 PepsiCo, Inc.                           5,053,144
      70,834 Procter & Gamble Co.                    6,614,125
      40,944 (1)Safeway, Inc.                        1,903,896

   Shares                                            Value

--------------------------------------------------------------

 Common Stocks--continued
             Consumer Staples--continued

      40,094 Time Warner, Inc.                    $  2,728,898
                                                  ------------
             Total                                  34,068,338

                                                  ------------
             Energy--5.5%

      61,899 Chevron Corp.                           5,737,382
     108,026 Exxon Corp.                             8,628,576
      62,366 Schlumberger Ltd.                       3,753,654
                                                  ------------
             Total                                  18,119,612

                                                  ------------
             Finance--18.3%

      25,878 American Express Co.                    3,136,090
         242 American General Corp.                     17,484
      29,660 American International Group, Inc.      3,390,509
         772 Bank One Corp.                             43,666
         883 Bank of America Corp.                      57,119
     124,000 Bank of New York Co., Inc.              4,433,000
         831 Chase Manhattan Corp.                      60,248
     136,421 Citigroup, Inc.                         9,037,891
     185,714 Freddie Mac                            10,829,448
     155,000 Franklin Resources, Inc.                6,742,500
         493 MBIA, Inc.                                 33,678
         298 Marsh & McLennan Cos., Inc.                21,679
      30,400 Merrill Lynch & Co., Inc.               2,553,600
     120,432 Morgan Stanley,
             Dean Witter & Co.                      11,621,688
      30,000 Progressive Corp.,                      4,211,250
         680 SunTrust Banks, Inc.                       45,900
     100,000 Wells Fargo Co.                         4,000,000
                                                  ------------
             Total                                  60,235,750

                                                  ------------
             Healthcare--10.7%

     153,703 Abbott Laboratories                     6,945,454
      30,086 American Home Products Corp.            1,733,706
       1,272 Bristol-Myers Squibb Co.                   87,291
         259 (1)Elan Corp. PLC, ADR                     13,986
      75,489 Johnson & Johnson                       6,992,169
         602 Lilly (Eli) & Co.                          43,005
     114,632 Merck & Co., Inc.                       7,737,660
      15,929 Pfizer, Inc.                            1,704,403
     220,944 Schering Plough Corp.                   9,956,289
                                                  ------------
             Total                                  35,213,963

                                                  ------------
             Technology--19.5%

      24,549 (1)America Online, Inc.                 2,930,537
      67,794 (1)Cisco Systems, Inc.                  7,389,601

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         Wachovia Growth & Income Fund


   Shares                                      Value

--------------------------------------------------------

 Common Stocks--continued
             Technology--continued

      50,335 (1)EMC Corp.                   $  5,014,624
     162,556 Intel Corp.                       8,788,184
      75,934 International Business

             Machines Corp.                    8,832,073
      96,300 Lucent Technologies, Inc.         5,477,062
      77,440 (1)Microsoft Corp.                6,248,440
      57,400 Nokia Oyj, Class A, ADR           4,075,400
     166,198 (1)Sun Microsystems, Inc.         9,930,330
      50,872 Texas Instruments, Inc.           5,564,125

                                            ------------
             Total                            64,250,376

                                            ------------
             Transportation--1.4%

     146,433 Burlington Northern Santa Fe      4,539,423

                                            ------------
             Utilities--1.9%

      55,506 Duke Energy Corp.                 3,347,706
         646 Enron Corp.                          46,108
      34,947 FPL Group, Inc.                   2,033,479
      16,696 GPU, Inc.                           727,319

  Shares or
  Principal

   Amount                                                            Value

------------------------------------------------------------------------------

 Common Stocks--continued
             Utilities--continued

       1,887 Southern Co.                                         $     53,544
                                                                  ------------
             Total                                                   6,208,156

                                                                  ------------
             Total Common Stocks (identified cost $161,184,010)    303,437,059

                                                                  ------------
 U.S. Government Agency--3.0%
             Finance--3.0%

 $10,000,000 Federal Home Loan Mortgage Corp., Discount Bond,
             9/8/1999 (identified cost $9,867,725)                   9,866,900

                                                                  ------------
 U.S. Treasury Obligation--0.7%

   2,250,000 (2)United States Treasury Bill, 6/17/1999

              (identified cost $2,245,609)                           2,245,500
                                                                  ------------
 (3) Repurchase Agreement--4.0%

  13,102,984 Goldman Sachs Group, LP, 4.50%, dated 5/28/1999,
             due 6/1/1999 (at amortized cost)                       13,102,984

                                                                  ------------
             Total Investments (identified cost $186,400,328)     $328,652,443

                                                                  ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           Wachovia Equity Index Fund
                            Portfolio of Investments

                            May 31, 1999 (unaudited)


   Shares                                                      Value

------------------------------------------------------------------------
 Common Stocks--88.3%

            Basic Materials--2.9%

      1,666 ASARCO, Inc.                                    $     26,760
      9,722 Air Products & Chemicals, Inc.                       398,602
      9,562 Alcan Aluminum, Ltd.                                 267,736
     15,422 Alcoa, Inc.                                          848,210
      8,241 Allegheny Teledyne, Inc.                             168,425
      1,681 Armstrong World Industries, Inc.                      97,918
     15,669 Barrick Gold Corp.                                   270,290
      9,654 Battle Mountain Gold Co.                              23,532
      2,200 Bemis Co., Inc.                                       83,050
      5,460 (1)Bethlehem Steel Corp.                              45,386
      2,366 Boise Cascade Corp.                                   93,753
      4,015 Champion International Corp.                         205,769
      3,820 Cyprus Amax Minerals                                  47,989
      9,298 Dow Chemical Co.                                   1,129,707
     47,294 Du Pont (E.I.) de Nemours & Co.                    3,094,801
      3,329 Eastman Chemical Co.                                 168,531
      5,435 Ecolab, Inc.                                         230,988
      5,317 Engelhard Corp.                                      107,669
      1,390 (1)FMC Corp.                                          92,001
      6,954 Freeport-McMoRan Copper & Gold, Inc., Class B         98,225
      3,696 Georgia-Pacific Corp.                                319,473
      3,123 Goodrich (B.F.) Co.                                  126,482
      3,088 (1)Grace (W.R.) & Co.                                 55,005
      2,483 Great Lakes Chemical Corp.                           112,201
      4,225 Hercules, Inc.                                       147,611
     10,041 Homestake Mining Co.                                  78,445
      6,976 Inco Ltd.                                             99,408
      4,457 International Flavors & Fragrances, Inc.             183,294
     17,224 International Paper Co.                              861,250
      4,565 Louisiana-Pacific Corp.                               92,441
      4,316 Mead Corp.                                           161,311
     26,317 Monsanto Co.                                       1,092,156
      5,097 Morton International, Inc.                           198,783
      2,751 Nalco Chemical Co.                                    92,159
      7,024 Newmont Mining Corp.                                 125,115
      3,679 Nucor Corp.                                          183,720
      7,443 PPG Industries, Inc.                                 451,697
      2,434 Phelps Dodge Corp.                                   126,112
     10,148 Pioneer Hi-Bred International, Inc.                  380,550
     13,753 Placer Dome, Inc.                                    153,002
      1,219 Potlatch Corp.                                        47,998
      6,627 Praxair, Inc.                                        323,480
      2,708 Reynolds Metals Co.                                  144,032
      6,993 Rohm & Haas Co.                                      280,594

   Shares                                             Value

---------------------------------------------------------------

 Common Stocks--continued
            Basic Materials--continued

      4,227 Sigma-Aldrich Corp.                    $    135,264
      2,336 Temple-Inland, Inc.                         156,512
      3,711 USX-U.S. Steel Group, Inc.                   99,965
      5,582 Union Carbide Corp.                         286,426
      4,252 Westvaco Corp.                              121,448
      8,359 Weyerhaeuser Co.                            518,780
      4,661 Willamette Industries, Inc.                 197,510
      3,884 Worthington Industries, Inc.                 49,764
                                                   ------------
            Total                                    14,901,330

                                                   ------------
            Capital Goods--7.2%

     23,526 Allied-Signal, Inc.                       1,365,978
      4,884 Avery Dennison Corp.                        292,430
      1,295 Ball Corp.                                   63,050
     39,572 Boeing Co.                                1,671,900
        977 Briggs & Stratton Corp.                      61,063
      6,499 Browning-Ferris Industries, Inc.            269,709
      3,060 Case Corp.                                  143,820
     15,067 Caterpillar, Inc.                           826,802
      4,346 Cooper Industries, Inc.                     215,399
      9,711 Corning, Inc.                               530,463
      2,883 Crane Co.                                    86,670
      5,139 Crown Cork & Seal Co., Inc.                 161,236
      5,618 Danaher Corp.                               339,538
     10,019 Deere & Co.                                 381,348
      9,372 Dover Corp.                                 353,207
      2,999 Eaton Corp.                                 261,475
     18,502 Emerson Electric Co.                      1,181,815
      3,029 (1)Fruit of the Loom, Inc., Class A          31,237
      5,323 General Dynamics Corp.                      349,987
    137,650 General Electric Co.                     13,997,284
      3,989 Grainger (W.W.), Inc.                       211,666
      2,008 Harnischfeger Industries, Inc.               14,433
      5,290 Honeywell, Inc.                             500,566
     10,504 Illinois Tool Works, Inc.                   806,182
      6,907 Ingersoll-Rand Co.                          439,890
      3,557 Johnson Controls, Inc.                      224,313
     13,853 Laidlaw, Inc.                                96,971
     16,488 Lockheed Martin Corp.                       666,734
     14,250 Masco Corp.                                 407,016
      1,615 Milacron, Inc.                               34,420
      1,848 Millipore Corp.                              61,677
     16,859 Minnesota Mining & Manufacturing Co.      1,445,659
        344 NACCO Industries, Inc., Class A              25,671

      1,742 National Service Industries, Inc.            64,127

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           Wachovia Equity Index Fund


   Shares                                                 Value

-------------------------------------------------------------------

 Common Stocks--continued
             Capital Goods--continued

       2,891 Northrop Grumman, Corp.                   $    195,143
       6,526 (1)Owens-Illinois, Inc.                        199,043
       5,205 Pall Corp.                                     104,425
       4,575 Parker-Hannifin Corp.                          199,870
      11,453 Pitney Bowes, Inc.                             730,129
       3,330 Raychem Corp.                                  115,718
       8,031 Rockwell International Corp.                   443,211
       3,504 (1)Sealed Air Corp.                            217,686
       7,147 Tenneco, Inc.                                  166,614
       6,656 Textron, Inc.                                  592,800
       6,672 (1)Thermo Electron Corp.                       127,602
       2,384 Thomas & Betts Corp.                           102,065
       2,609 Timken Co.                                      53,648
      34,365 Tyco International Ltd.                      3,002,642
      18,972 United Technologies Corp.                    1,177,450
      24,928 Waste Management, Inc.                       1,318,068
                                                       ------------
             Total                                       36,329,850

                                                       ------------
             Communication Services--7.8%

     132,912 AT&T Corp.                                   7,376,611
      24,031 (1)Airtouch Communications, Inc.             2,415,116
      11,528 Alltel Corp.                                   826,414
      46,344 Ameritech Corp.                              3,050,015
      65,207 Bell Atlantic Corp.                          3,570,083
      82,149 BellSouth Corp.                              3,876,406
       5,775 CenturyTel, Inc.                               221,255
       7,209 Frontier Corp.                                 379,374
      40,541 GTE Corp.                                    2,556,617
      77,017 (1)MCI Worldcom, Inc.                        6,652,386
      12,076 (1)NEXTEL Communications, Inc., Class A        445,303
      82,166 SBC Communications, Inc.                     4,200,737
      18,494 Sprint Corp.                                 2,085,199
      17,450 (1)Sprint Corp. (PCS Group)                    785,250
      21,109 U.S. West, Inc.                              1,141,205
                                                       ------------
             Total                                       39,581,971

                                                       ------------
             Consumer Cyclical--7.9%

       2,976 American Greetings Corp., Class A               85,188
       6,416 (1)AutoZone, Inc.                              185,663
       3,691 Black & Decker Corp.                           210,156
       4,223 Block (H&R), Inc.                              203,496
      25,712 Carnival Corp.                               1,054,192
      35,835 (1)Cendant Corp.                               660,708
       2,496 Centex Corp.                                    92,508
       4,215 Circuit City Stores, Inc.                      302,690
       4,349 Clorox Co.                                     438,977
       4,599 (1)Consolidated Stores Corp.                   158,091

   Shares                                               Value

-----------------------------------------------------------------

 Common Stocks--continued
             Consumer Cyclical--continued

       3,184 Cooper Tire & Rubber Co.                $     75,620
       1,760 Cummins Engine Co., Inc.                      89,100
       6,954 Dana Corp.                                   359,000
      18,481 Dayton-Hudson Corp.                        1,164,303
      23,665 (1)Delphi Automotive Systems Corp.           464,426

       3,379 Deluxe Corp.                                 121,855
       4,487 Dillards, Inc., Class A                      157,606
       9,204 Dollar General Corp.                         244,475
       5,705 Donnelley (R.R.) & Sons Co.                  206,806
       3,943 Dow Jones & Co.                              207,008
       7,020 Dun & Bradstreet Corp.                       245,700
       9,008 (1)Federated Department Stores, Inc.         490,936
       1,458 Fleetwood Enterprises, Inc.                   37,088
       3,183 Fluor Corp.                                  118,567
      50,829 Ford Motor Co.                             2,900,430
       1,710 Foster Wheeler Corp.                          23,513
      11,829 Gannett Co., Inc.                            854,645
      23,942 Gap (The), Inc.                            1,497,871
      27,493 General Motors Corp.                       1,897,017
       7,557 Genuine Parts Co.                            254,576
       6,548 Goodyear Tire & Rubber Co.                   390,834
       2,983 Harcourt General, Inc.                       146,726
       8,242 Hasbro, Inc.                                 235,942
      10,954 Hilton Hotels Corp.                          150,618
      62,009 Home Depot, Inc.                           3,526,762
      13,456 IMS Health, Inc.                             331,354
       4,360 ITT Industries, Inc.                         164,590
       5,838 Interpublic Group Cos., Inc.                 442,229
       1,484 Jostens, Inc.                                 31,350
      20,707 (1)K Mart Corp.                              318,370
       2,008 Kaufman & Broad Homes Corp.                   48,443
       3,296 Knight-Ridder, Inc.                          173,658
       6,645 (1)Kohl's Corp.                              453,106
       9,572 Limited, Inc.                                467,832
       2,713 Liz Claiborne, Inc.                           97,668
      14,808 Lowe's Cos., Inc.                            769,091
      10,107 Marriott International, Inc., Class A        384,698
      14,721 May Department Stores Co.                    637,603
       3,779 Maytag Corp.                                 266,656
       2,479 McDermott International, Inc.                 63,524
       8,266 McGraw-Hill Cos., Inc.                       428,799
       2,198 Meredith Corp.                                76,793
       2,816 (1)Navistar International Corp.              139,040
       7,661 New York Times Co., Class A                  261,432
      12,027 Nike, Inc., Class B                          732,895
       5,857 Nordstrom, Inc.                              207,924
       7,086 Omnicom Group, Inc.                          496,020
       2,279 Owens Corning                                 89,736

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           Wachovia Equity Index Fund


   Shares                                               Value

-----------------------------------------------------------------

 Common Stocks--continued
             Consumer Cyclical--continued

       3,282 PACCAR, Inc.                            $    184,818
      10,305 Paychex, Inc.                                305,286
      11,068 Penney (J.C.) Co., Inc.                      572,077
       2,280 Pep Boys-Manny Moe & Jack                     43,035
       1,813 Pulte Corp.                                   43,172
       2,371 (1)Reebok International Ltd.                  47,124
       1,518 Russell Corp.                                 35,578
      16,093 Sears, Roebuck & Co.                         769,447
      10,832 Service Corp. International                  207,839
       7,223 Sherwin-Williams Co.                         222,559
       2,473 Snap-On, Inc.                                 89,492
         753 Springs Industries, Inc., Class A             29,838
       3,730 Stanley Works                                121,458
      19,241 (1)Staples, Inc.                             553,179
      13,533 TJX Cos., Inc.                               405,990
       5,030 TRW, Inc.                                    251,814
       4,158 Tandy Corp.                                  343,035
       3,343 Times Mirror Co., Class A                    197,028
      10,577 (1)Toys "R' Us, Inc.                         243,932
       4,989 Tribune Co.                                  393,819
       2,420 Tupperware Corp.                              53,845
       5,038 V.F. Corp.                                   231,748
     186,872 Wal-Mart Stores, Inc.                      7,965,419
       3,194 Whirlpool Corp.                              206,013
                                                     ------------
             Total                                     39,853,449

                                                     ------------
             Consumer Staples--11.7%

       2,315 Alberto-Culver Co., Class B                   61,203
      10,314 Albertsons, Inc.                             551,799
      11,532 American Stores Co.                          380,556
      20,076 Anheuser-Busch Cos., Inc.                  1,466,803
      24,921 Archer-Daniels-Midland Co.                   373,815
      11,035 Avon Products, Inc.                          545,543
      12,004 BestFoods                                    600,200
       2,885 Brown-Forman Corp., Class B                  192,393
       3,635 Brunswick Corp.                               87,240
      29,662 CBS Corp.                                  1,238,389
      16,381 CVS Corp.                                    753,526
      18,819 Campbell Soup Co.                            830,388
      11,068 (1)Clear Channel Communications, Inc.        731,180
      17,764 Coca-Cola Enterprises, Inc.                  643,945
     103,552 Coca-Cola Co.                              7,073,896
      12,300 Colgate-Palmolive Co.                      1,228,463
      31,012 Comcast Corp., Class A                     1,193,962
      20,555 ConAgra, Inc.                                535,715
       1,537 Coors Adolph Co., Class B                     73,008
       9,094 (1)Costco Cos., Inc.                         659,315


   Shares                                               Value

-----------------------------------------------------------------

 Common Stocks--continued
            Consumer Staples--continued

      5,838 Darden Restaurants, Inc.                 $    124,422
     86,459 Disney (Walt) Co.                           2,518,118
      9,261 Fort James Corp.                              339,184
      7,184 Fortune Brands, Inc.                          293,646
      6,424 General Mills, Inc.                           516,329
     46,599 Gillette Co.                                2,376,549
      1,608 Great Atlantic & Pacific Tea Co., Inc.         52,662
      5,304 (1)Harrah's Entertainment, Inc.               114,699

     15,209 Heinz (H.J.) Co.                              734,785
      6,013 Hershey Foods Corp.                           326,205
     17,026 Kellogg Co.                                   590,589
     22,763 Kimberly-Clark Corp.                        1,335,904
      3,074 (1)King World Productions, Inc.               102,595
     17,253 (1)Kroger Co., Inc.                         1,010,379
      1,634 Longs Drug Stores Corp.                        56,884
     16,383 Mattel, Inc.                                  433,126
     56,840 McDonald's Corp.                            2,188,340
     25,494 (1)MediaOne Group, Inc.                     1,883,369
      8,212 (1)Mirage Resorts, Inc.                       168,346
     11,798 Newell Rubbermaid, Inc.                       477,819
     61,634 PepsiCo, Inc.                               2,207,268
    102,273 Philip Morris Cos., Inc.                    3,943,903
     55,736 Procter & Gamble Co.                        5,204,349
      5,724 Quaker Oats Co.                               378,142
     13,645 RJR Nabisco Holdings Corp.                    422,142
     13,515 Ralston Purina Co.                            368,284
     10,858 Rite Aid Corp.                                271,450
     20,424 (2)Safeway, Inc.                              949,716
     38,371 Sara Lee Corp.                                920,904
     16,559 Seagram Co. Ltd.                              860,033
      5,062 SUPERVALU, Inc.                               122,754
     14,034 SYSCO Corp.                                   416,634
     51,541 Time Warner, Inc.                           3,508,009
      6,407 (1)Tricon Global Restaurants, Inc.            373,208
      7,812 UST, Inc.                                     238,266
     24,009 Unilever NV, ADR                            1,568,141
     29,222 (1)Viacom, Inc., Class B                    1,125,047
     41,898 Walgreen Co.                                  974,129
      5,228 Wendy's International, Inc.                   142,463
      6,239 Winn-Dixie Stores, Inc.                       223,434
      4,882 Wrigley (Wm.), Jr. Co.                        425,039
                                                     ------------
            Total                                      59,508,604

                                                     ------------
            Energy--5.4%

      3,796 Amerada-Hess Corp.                            227,523
      5,055 Anadarko Petroleum Corp.                      189,563
      4,106 Apache Corp.                                  147,816

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           Wachovia Equity Index Fund


   Shares                                                 Value

-------------------------------------------------------------------

 Common Stocks--continued
             Energy--continued

       3,212 Ashland, Inc.                             $    130,889
      13,493 Atlantic Richfield Co.                       1,129,195
      13,734 Baker Hughes, Inc.                             427,471
      27,407 Chevron Corp.                                2,540,286
     102,129 Exxon Corp.                                  8,157,554
      18,469 Halliburton Co.                                764,155
       2,113 Helmerich & Payne, Inc.                         49,259
       3,627 Kerr-McGee Corp.                               168,695
      32,759 Mobil Corp.                                  3,316,849
      14,531 Occidental Petroleum Corp.                     306,967
      10,696 Phillips Petroleum Co.                         560,872
       3,522 (1)Rowan Cos., Inc.                             59,434
      90,076 Royal Dutch Petroleum Co., ADR               5,094,924
      22,932 Schlumberger Ltd.                            1,380,220
      10,082 Sempra Energy                                  216,763
       3,929 Sunoco, Inc.                                   119,589
      22,454 Texaco, Inc.                                 1,470,737
      12,921 USX Corp.                                      386,822
      10,544 Union Pacific Resources Group, Inc.            146,957
      10,139 Unocal Corp.                                   403,025
                                                       ------------
             Total                                       27,395,565

                                                       ------------
             Finance--14.3%

      10,716 AON Corp.                                      460,788
       6,005 Aetna, Inc.                                    545,329
      10,850 AFLAC, Inc.                                    553,350
      34,466 Allstate Corp.                               1,255,855
      18,991 American Express Co.                         2,301,472
      10,588 American General Corp.                         764,983
      51,503 American International Group, Inc.           5,887,437
       7,530 Amsouth Bancorporation                         213,664
      30,356 Associates First Capital Corp., Class A      1,244,596
      13,057 BB&T Corp.                                     476,581
      49,590 Bank One Corp.                               2,804,934
      72,700 Bank of America Corp.                        4,702,781
      31,953 Bank of New York Co., Inc.                   1,142,320
      12,376 BankBoston Corp.                               586,313
       4,003 Bankers Trust Corp.                            370,528
       4,565 Bear Stearns Cos., Inc.                        202,572
       8,674 CIGNA Corp.                                    808,851
       2,755 Capital One Financial Corp.                    415,144
      35,529 Chase Manhattan Corp.                        2,575,853
       6,845 Chubb Corp.                                    479,578
       7,014 Cincinnati Financial Corp.                     288,889
      95,039 Citigroup, Inc.                              6,296,334

   Shares                                                 Value

-------------------------------------------------------------------

 Common Stocks--continued
             Finance--continued

       6,534 Comerica, Inc.                            $    394,899
      13,609 Conseco, Inc.                                  415,925
       4,699 Countrywide Credit Industries, Inc.            193,246
      43,557 Fannie Mae                                   2,961,876
      28,506 Freddie Mac                                  1,662,256
      11,206 Fifth Third Bancorp                            764,109
      28,986 Firstar Corp.                                  835,159
      41,619 First Union Corp.                            1,917,075
      23,874 Fleet Financial Group, Inc.                    981,818
      10,629 Franklin Resources, Inc.                       462,362
       2,391 Golden West Financial Corp.                    226,846
       9,806 Hartford Financial Services Group, Inc.        620,230

      20,281 Household International, Inc.                  879,688
       8,866 Huntington Bancshares, Inc.                    306,985
       7,344 J.P. Morgan & Co., Inc.                      1,023,111
       4,452 Jefferson-Pilot Corp.                          301,345
      19,121 KeyCorp                                        664,455
       4,872 Lehman Brothers Holdings, Inc.                 266,133
       4,244 Lincoln National Corp.                         431,827
       4,776 Loews Corp.                                    388,349
       4,173 MBIA, Inc.                                     285,068
      33,681 MBNA Corp.                                     930,451
       4,600 MGIC Investment Corp.                          221,375
      10,809 Marsh & McLennan Cos., Inc.                    786,355
      21,940 Mellon Bank Corp.                              782,984
       6,610 Mercantile Bancorporation, Inc.                386,272
      14,900 Merrill Lynch & Co., Inc.                    1,251,600
      24,266 Morgan Stanley, Dean Witter & Co.            2,341,669
      13,894 National City Corp.                            919,609
       4,665 Northern Trust Corp.                           421,599
      12,639 PNC Bank Corp.                                 723,583
       3,045 Progressive Corp.                              427,442
       5,681 Provident Cos., Inc.                           221,914
       5,948 Providian Financial Corp.                      570,636
       9,290 Regions Financial Corp.                        351,859
       4,506 Republic New York Corp.                        306,126
       5,724 SAFECO Corp.                                   251,498
       6,961 SLM Holding Corp.                              288,882
      16,842 Schwab (Charles) Corp.                       1,782,094
       6,730 SouthTrust Corp.                               262,049
       9,902 St. Paul Cos., Inc.                            352,140
       6,742 State Street Corp.                             514,078
       7,293 Summit Bancorp                                 298,557
      13,350 SunTrust Banks, Inc.                           901,125
      11,229 Synovus Financial Corp.                        225,984
       5,892 Torchmark Corp.                                196,646
       5,240 Transamerica Corp.                             384,485

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           Wachovia Equity Index Fund


   Shares                                         Value

-----------------------------------------------------------

 Common Stocks--continued
             Finance--continued

      30,485 U.S. Bancorp, Inc.                $    990,763
       5,813 UNUM Corp.                             312,812
       5,716 Union Planters Corp.                   236,142
       8,517 Wachovia Corp.                         751,625
      24,921 Washington Mutual, Inc.                951,671
      68,732 Wells Fargo Co.                      2,749,280
                                               ------------
             Total                               72,454,219

                                               ------------
             Healthcare--9.6%

      63,751 Abbott Laboratories                  2,880,748
       2,772 Allergan, Inc.                         257,796
       3,660 (1)Alza Corp.                          130,616
      55,366 American Home Products Corp.         3,190,466
      21,382 (1)Amgen, Inc.                       1,352,412

       2,252 Bard (C.R.), Inc.                      102,888
       2,356 Bausch & Lomb, Inc.                    179,940
      12,014 Baxter International, Inc.             775,654
      10,385 Becton, Dickinson & Co.                402,419
       4,713 Biomet, Inc.                           188,225
      16,505 (1)Boston Scientific Corp.             626,158
      83,474 Bristol-Myers Squibb Co.             5,728,403
       8,432 Cardinal Health, Inc.                  509,082
      27,116 Columbia/HCA Healthcare Corp.          638,921
      12,656 Guidant Corp.                          632,800
       4,656 (1)HCR Manor Care, Inc.                124,548
      17,771 (1)HEALTHSOUTH, Corp.                  237,687
       7,031 (1)Humana, Inc.                         88,327
      56,486 Johnson & Johnson                    5,232,017
      46,195 Lilly (Eli) & Co.                    3,300,055
       2,997 Mallinckrodt, Inc.                     103,771
      11,400 McKesson HBOC, Inc.                    388,313
      20,599 Medtronic, Inc.                      1,462,529
     100,066 Merck & Co., Inc.                    6,754,455
       2,092 PE Corp.-PE Biosystems Group           233,650

      54,516 Pfizer, Inc.                         5,833,212
      21,342 Pharmacia & Upjohn, Inc.             1,183,147
      61,734 Schering Plough Corp.                2,781,888
       3,535 (1)St. Jude Medical, Inc.              119,527
      13,007 (1)Tenet Healthcare Corp.              318,673
       7,823 United Healthcare Corp.                455,690
      34,505 Warner-Lambert Co.                   2,139,310
       4,060 (1)Watson Pharmaceuticals, Inc.        155,549

                                               ------------
             Total                               48,508,876

                                               ------------
             Technology--17.9%

      15,064 (1)3Com Corp.                          411,436
       2,760 Adobe System, Inc.                     204,585
       6,082 (1)Advanced Micro Devices, Inc.        112,517


   Shares                                                 Value

-------------------------------------------------------------------

 Common Stocks--continued
             Technology--continued

      43,190 (1)America Online, Inc.                   $  5,155,806
       3,617 (1)Andrew Corp.                                 56,064
       5,656 (1)Apple Computer, Inc.                        249,218
      15,524 (1)Applied Materials, Inc.                     852,850
       9,113 (1)Ascend Communications, Inc.                 844,661
       1,948 Autodesk, Inc.                                  53,814
      25,781 Automatic Data Processing, Inc.              1,061,855
       9,054 (1)BMC Software, Inc.                          447,607
       7,319 (1)Cabletron Systems, Inc.                     108,870
       6,010 (1)Ceridian Corp.                              198,330
      66,331 (1)Cisco Systems, Inc.                       7,230,079
      71,012 Compaq Computer Corp.                        1,682,097
      22,611 Computer Associates International, Inc.      1,069,783

       6,657 (1)Computer Sciences Corp.                     430,625
      15,438 (1)Compuware Corp.                             479,543
       2,079 (1)Data General Corp.                           27,287
     106,992 (1)Dell Computer Corp.                       3,684,537
       1,878 EG & G, Inc.                                    55,753
      21,081 (1)EMC Corp.                                 2,100,195
      13,608 Eastman Kodak Co.                              920,241
      20,699 Electronic Data Systems Corp.                1,164,319
       6,194 Equifax, Inc.                                  222,984
      18,594 First Data Corp.                               835,568
       6,565 (1)Gateway 2000, Inc.                          399,234
       7,032 (1)General Instrument Corp.                    272,051
       3,362 Harris Corp.                                   127,126
      42,766 Hewlett-Packard Co.                          4,033,368
       5,694 IKON Office Solutions, Inc.                     79,360
     140,052 Intel Corp.                                  7,571,561
      77,590 International Business Machines Corp.        9,024,687

       3,672 (1)KLA-Tencor Corp.                            167,076
       5,934 (1)LSI Logic Corp.                             219,929
     111,278 Lucent Technologies, Inc.                    6,328,936
       8,969 Micron Technology, Inc.                        340,261
     211,894 (1)Microsoft Corp.                          17,097,197
      25,212 Motorola, Inc.                               2,087,869
       6,980 (1)National Semiconductor Corp.                135,238
      27,794 Nortel Networks Corp.                        2,084,550
      13,990 (1)Novell, Inc.                                328,765
      60,440 (1)Oracle Corp.                              1,499,668
      11,035 (1)Parametric Technology Corp.                 153,111
       9,788 (1)PeopleSoft, Inc.                            158,443
       1,842 Polaroid Corp.                                  38,912
      14,155 Raytheon Co., Class B                          963,425
       3,148 Scientific-Atlanta, Inc.                       111,164
      10,302 (1)Seagate Technology, Inc.                    310,992

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           Wachovia Equity Index Fund


   Shares                                               Value

-----------------------------------------------------------------

 Common Stocks--continued
             Technology--continued

       1,117 Shared Medical Systems Corp.            $     73,443
       7,874 (1)Silicon Graphics, Inc.                     97,441
      10,286 (1)Solectron Corp.                           563,159
      31,974 (1)Sun Microsystems, Inc.                  1,910,447
       1,988 Tektronix, Inc.                               46,097
      16,320 (1)Tellabs, Inc.                             954,720
      16,379 Texas Instruments, Inc.                    1,791,453
      11,120 (1)Unisys Corp.                              421,865
      27,550 Xerox Corp.                                1,547,966
                                                     ------------
             Total                                     90,600,138

                                                     ------------
             Transportation--0.9%

       7,660 (1)AMR Corp.                                 498,379
      19,705 Burlington Northern Santa Fe                 610,855
       9,169 CSX Corp.                                    430,370
       5,998 Delta Air Lines, Inc.                        344,135
      12,396 (1)FDX Corp.                                 682,555
       4,920 Kansas City Southern Industries, Inc.        276,750

      15,929 Norfolk Southern Corp.                       521,675
       3,011 Ryder Systems, Inc.                           72,264
      14,129 Southwest Airlines Co.                       453,011
       3,672 (1)US Airways Group, Inc.                    178,322
      10,392 Union Pacific Corp.                          592,994
                                                     ------------
             Total                                      4,661,310

                                                     ------------
             Utilities--2.7%

       7,574 (1)AES Corp.                                 376,806
       5,764 Ameren Corp.                                 235,963
       8,038 American Electric Power Co., Inc.            348,648
       7,445 Burlington Resources, Inc.                   319,669
       4,300 CMS Energy Corp.                             199,950
       6,357 Carolina Power & Light Co.                   278,118
       8,931 Central & SouthWest Corp.                    229,973
       6,662 Cinergy Corp.                                227,340
       8,934 Coastal Corp.                                344,517
       3,505 Columbia Energy Group                        187,517
       9,795 Consolidated Edison Co.                      475,669
       4,026 Consolidated Natural Gas Co.                 239,295
       6,269 Constellation Energy Group                   195,514
       6,094 DTE Energy Co.                               265,469
       8,207 Dominion Resources, Inc.                     354,439
      15,205 Duke Energy Corp.                            917,051
         945 Eastern Enterprises                           32,779
      14,816 Edison International                         407,440
      14,693 Enron Corp.                                1,048,712

  Shares or
  Principal

   Amount                                                             Value

-------------------------------------------------------------------------------

 Common Stocks--continued
             Utilities--continued

      10,359 Entergy Corp.                                         $    336,020
       7,598 FPL Group, Inc.                                            442,108
       9,959 FirstEnergy Corp.                                          316,820
       5,375 GPU, Inc.                                                  234,148
       2,001 NICOR, Inc.                                                 75,287
       4,802 New Century Energies, Inc.                                 194,181
       7,871 Niagara Mohawk Holdings, Inc.                              117,081
       6,409 Northern States Power Co.                                  167,034
       1,324 ONEOK, Inc.                                                 39,720
      16,068 P G & E Corp.                                              542,295
       6,354 P P & L Resources, Inc.                                    190,620
      12,490 Pacificorp                                                 227,161
       9,412 PECO Energy Co.                                            460,599
       1,487 Peoples Energy Corp.                                        57,249
       9,187 Public Service Enterprises Group, Inc.                     385,279
      11,950 Reliant Energy, Inc.                                       364,475
       4,622 Sonat, Inc.                                                163,792
      29,289 Southern Co.                                               831,062
      11,860 Texas Utilities Co.                                        533,700
       9,123 Unicom Corp.                                               386,016
      17,969 Williams Cos., Inc. (The)                                  931,018
                                                                   ------------
             Total                                                   13,680,534

                                                                   ------------
             Total Common Stocks (identified

             cost $210,781,307)                                     447,475,846
                                                                   ------------
 U.S. Government Agency--3.9%

 $20,000,000 (2)Federal Home Loan Mortgage Corp., Discount Bond,
              9/9/1999 (identified cost $19,732,778)                 19,733,400

                                                                   ------------
 U.S. Treasury Obligations--0.7%

   2,700,000 (2)United States Treasury Bill, 6/17/1999                2,694,600
     900,000 (2)United States Treasury Bill, 9/16/1999                  887,778
                                                                   ------------
             Total U.S. Treasury Obligations (identified cost
             $3,582,542)                                              3,582,378

                                                                   ------------
 (3) Repurchase Agreement--7.1%

  35,792,504 Goldman Sachs Group, LP, 4.50%, dated 5/28/1999,
             due 6/1/1999 (at amortized cost)                        35,792,504

                                                                   ------------
             Total Investments (identified cost $269,889,131)      $506,584,128

                                                                   ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          Wachovia Special Values Fund
                            Portfolio of Investments

                            May 31, 1999 (unaudited)


   Shares                                           Value

-------------------------------------------------------------
 Common Stocks--83.9%

            Basic Materials--9.3%

     15,000 AK Steel Holding Corp.               $    360,000
     85,000 (1)American Pacific Corp.                 685,313
      6,000 (1)Bush Boake Allen, Inc.                 172,875
     54,400 Barrick Gold Corp.                        938,400
    153,000 Battle Mountain Gold Co.                  372,938
     67,800 Cleveland Cliffs, Inc.                  2,508,600
     33,600 Consolidated Tomoka Co.                   508,200
     66,000 Deltic Timber Corp.                     1,641,750
     53,500 Greif Brothers Corp., Class A           1,377,625
    101,000 Homestake Mining Co.                      789,063
     76,400 LTV Corp.                                 467,950
     65,000 (1)Midwest Grain Products, Inc.           625,625
     34,000 Mississippi Chemical Corp.                327,250
     14,500 NCH Corp.                                 795,688
     94,000 Roanoke Electric Corp.                  1,492,250
     84,000 Rock-Tenn Co.                           1,270,500
     37,800 Texas Industries, Inc.                  1,374,975
                                                 ------------
            Total                                  15,709,002

                                                 ------------
            Capital Goods--10.2%

    100,600 Amcast Industrial Corp.                 1,691,338
     88,500 Ampco-Pittsburgh Corp.                  1,106,250
    150,000 (1)Ansaldo Signal NV                      534,375
     28,000 (1)BFC Construction Corp.                 208,250
     55,450 Butler Manufacturing Co.                1,559,531
    113,100 (1)EMCOR Group, Inc.                    2,558,888
     10,100 Franklin Electric, Inc.                   627,463
     69,000 (1)Harding Lawson Associates Group        595,125
     52,900 Millipore Corp.                         1,765,538
    119,700 Morrison Knudsen Corp.                  1,189,519
     65,350 Smith (A.O.) Corp.                      1,592,906
     14,000 Smith Investment Co.                      686,000
    139,875 (1)Supreme Industries, Inc.             1,355,039
    100,000 (1)Todd Shipyards Corp.                   537,500
     62,800 Twin Disc, Inc.                         1,193,200
                                                 ------------
            Total                                  17,200,922

                                                 ------------
            Consumer Cyclical--12.7%

     16,000 Allen Organ Co., Class B                  576,000
     78,000 Boston Acoustics, Inc.                  1,443,000
     63,000 (1)Buckhead America Corp.                 385,875
     13,800 Cadmus Communications Corp.               179,400
      7,100 Capital Southwest Corp.                   551,138
    168,900 Cavalier Homes, Inc.                    1,530,656

   Shares                                                Value

------------------------------------------------------------------

 Common Stocks--continued
            Consumer Cyclical--continued

     35,500 Cordiant Communications Group PLC, ADR    $    443,750
     50,000 Enesco Group, Inc.                           1,146,875
      4,000 Grey Advertising, Inc.                       1,204,000
     22,700 (1)GTECH Holdings Corp.                        560,406
    122,300 GP Strategies Corp.                          1,223,000
    179,400 Intermet Corp.                               2,489,175
     96,000 Johns Manville Corp.                         1,260,000
     56,000 (1)K Mart Corp.                                861,000
     33,600 Lone Star Industries, Inc.                   1,197,000
      3,400 Lone Star Industries, Inc.--Warrants           179,350
    275,000 (1)Oneita Industries, Inc.                       8,250
     32,100 (1)Powerhouse Technologies, Inc.               593,850
     90,900 (1)Racing Champions Corp.                    1,556,663
     43,100 Raven Industries, Inc.                         689,600
     21,600 Russell Corp.                                  506,250
     41,700 Skyline Corp.                                1,300,519
     32,700 (1)Sport-Haley, Inc.                           139,997
    115,000 Velcro Industries NV                         1,372,813
                                                      ------------
            Total                                       21,398,567

                                                      ------------
            Consumer Staples--7.9%

     87,400 (1)800-JR Cigar, Inc.                          797,525
     75,500 (1)Alltrista Corp.                           2,066,813
     18,500 Ascent Entertainment Group, Inc.               210,438
     42,147 (1)Chris Craft Industries, Inc.              1,944,030
     32,000 Coastcast Corp.                                384,000
     21,000 (1)Craig Corp.                                 158,813
    137,000 (1)Craig Corp., Pfd.                         1,027,500
     13,500 (1)Emmis Communications, Corp., Class A        631,125
     29,000 (1)GC Cos., Inc.                             1,047,625
    185,000 (1)Host Marriott Services Corp.              1,445,313
    201,900 (1)M & F Worldwide Corp.                     1,564,725
     32,500 National Presto Industries, Inc.             1,212,656
     65,200 (1)On Command Corp.                            912,800
                                                      ------------
            Total                                       13,403,363

                                                      ------------
            Energy--4.7%

     25,400 (1)Atwood Oceanics, Inc.                       736,600
     69,700 Berry Petroleum Co., Class A                   993,227
    112,765 (1)Forest Oil Corp.                          1,191,080
    131,000 (1)Global Marine, Inc.                       1,842,188
     57,000 Holly Corp.                                    726,750
    190,300 Kaneb Services, Inc.                           844,456

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          Wachovia Special Values Fund


   Shares                                                    Value

----------------------------------------------------------------------

 Common Stocks--continued
             Energy--continued

     186,550 (2)Santa Fe Snyder Corp.                     $  1,585,675
                                                          ------------
             Total                                           7,919,976

                                                          ------------
             Finance--18.1%

      66,000 Argonaut Group, Inc.                            1,773,750
      54,000 CNA Surety Corp.                                  783,000
     122,800 Capital Re Corp.                                2,003,175
     134,100 Charter Municipal Mortgage Acceptance Co.       1,726,538
     193,400 (1)Danielson Holding Corp.                      1,027,438
      11,500 Duff & Phelps Credit Rating                       707,969
      60,800 Eaton Vance Corp.                               1,862,000
      47,100 Financial Security Assurance Holdings Ltd.      2,672,925
      17,700 Fund American Enterprises, Inc.                 2,637,300
     195,400 (1)Healthcare Recoveries, Inc.                    793,813
      87,600 IPC Holdings Ltd.                               1,768,425
      58,500 John Nuveen & Co., Inc., Class A                2,464,313
      25,600 LaSalle Re Holdings Ltd.                          361,600
      80,000 Leucadia National Corp.                         1,670,000
      22,600 Liberty Corp.                                   1,168,138
      62,600 Liberty Financial Cos., Inc.                    1,635,425
      50,000 Merchants Group, Inc.                           1,093,750
      82,000 PXRE Corp.                                      1,527,250
      60,000 (1)Standard Management Corp.                      378,750
      89,000 Stewart Information Services Corp.              1,729,938
      39,600 Unico American Corp.                              420,750
      30,000 Virginia Capital Bancshares, Inc.                 420,000
                                                          ------------
             Total                                          30,626,247

                                                          ------------
             Healthcare--2.8%

      79,500 (1)America Service Group, Inc.                    944,063
      10,000 (1)Astrosystems, Inc.                              27,815
      29,700 (1)Hanger Orthopedic Group, Inc.                  486,338
      19,950 (1)Healthcare Services Group, Inc.                189,525
     257,200 (1)Medaphis Corp.                               1,286,000
       5,000 Mine Safety Appliances Co.                        312,500
      91,400 (1)Sunrise Medical, Inc.                          759,763
      99,350 (1)Thermotrex Corp.                               813,428
                                                          ------------
             Total                                           4,819,432

                                                          ------------
             Real Estate--2.5%

      68,100 Aegis Realty, Inc.                                681,000
      72,300 Forest City Enterprises, Inc., Class A          2,001,812

   Shares                                                             Value

-------------------------------------------------------------------------------

 Common Stocks--continued
             Real Estate--continued

      84,000 Lexford Residential Trust                             $  1,485,750
                                                                   ------------
             Total                                                    4,168,562

                                                                   ------------
             Technology--13.1%

      45,000 (1)4Front Software, International, Inc.                    450,000
      49,000 (1)Anacomp, Inc.                                           921,813
     149,500 (1)Cypress Semiconductor Corp.                           1,663,188
     122,200 (1)ESCO Electronics Corp.                                1,474,038
      40,800 (1)Eagle Point Software Corp.                              275,400
      72,300 (1)Electroglas, Inc.                                     1,048,350
      47,500 (1)Evans & Sutherland Computer Co.                         748,125
      60,000 (1)Exar Corp.                                            1,252,500
      73,900 (1)FSI International, Inc.                                 605,056
       7,500 (1)Intuit, Inc.                                            610,313
      50,400 (1)Kulicke & Soffa Industries, Inc.                      1,064,700
      34,000 Moore Products Co.                                         782,000
     111,400 Nam Tai Electronics, Inc.                                1,009,563
      70,000 (1)National Semiconductor Corp.                          1,356,250
      56,000 (1)Novell, Inc.                                          1,316,000
     115,212 (1)Phoenix Technology, Ltd.                              1,245,735
      57,000 (1)Remedy Corp.                                          1,083,000
      72,000 Salient 3 Communications, Inc., Class A                    589,500
      92,500 (1)Silicon Valley Group, Inc.                            1,271,875
     127,200 United Industrial Corp.                                  1,462,800
      37,700 (1)Vertex Communications Corp.                             558,431
      47,000 (1)Wang Laboratories, Inc.                               1,360,063
                                                                   ------------
             Total                                                   22,148,700

                                                                   ------------
             Transportation--1.6%

     113,300 (1)Consolidated Freightways Corp.                        1,515,388
      30,000 (1)Kirby Corp.                                             566,250
      64,000 Pittston BAX Group                                         692,000
                                                                   ------------
             Total                                                    2,773,638

                                                                   ------------
             Utilities--1.0%

      84,950 UGI Corp.                                                1,672,440
                                                                   ------------
             Total Common Stocks (identified cost $134,460,698)     141,840,849

                                                                   ------------
 Preferred Stock--0.4%

      40,000 Price Enterprises, Inc., Cumulative Pfd., Series A,
             $1.40 (identified cost $0)                                 602,500

                                                                   ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          Wachovia Special Values Fund


  Principal

   Amount                                                             Value

-------------------------------------------------------------------------------
 Corporate Bonds--0.3%

             Healthcare--0.2%

 $   600,000 Medaphis Corp., Company Guarantee, Series B, 9.50%,
             2/15/2005                                             $    429,000
                                                                   ------------
             Industrial Services--0.1%

     250,000 American Rice, Inc., Mtg. Bond, 13.00%, 7/31/2002          112,500
                                                                   ------------
             Total Corporate Bonds (identified cost $663,875)           541,500
                                                                   ------------
 U.S. Treasury Obligations--0.3%

     550,000 United States Treasury Bill, 6/17/1999 (identified
             cost $548,922)                                             548,922

                                                                   ------------

  Shares or
  Principal

   Amount                                                            Value

------------------------------------------------------------------------------
 Closed-End Investment Company--0.4%

     130,000 Royce Focus Trust, Inc. (identified cost $604,500)
             (at net asset value)                                 $    633,750
                                                                  ------------
 (3) Repurchase Agreement--14.6%

 $24,726,309 Goldman Sachs Group, LP, 4.50%, dated 5/28/1999,
             due 6/1/1999 (at amortized cost)                       24,726,309

                                                                  ------------
             Total Investments (identified cost $161,004,304)     $168,893,830

                                                                  ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         Wachovia Emerging Markets Fund
                            Portfolio of Investments

                            May 31, 1999 (unaudited)


                                                                   Value in

   Shares                                                        U.S. Dollars

-----------------------------------------------------------------------------
 Common Stocks--86.2%
            Argentina--4.1%

    200,000 Acindar-Industria Argentina de Aceros SA             $    240,190
     48,150 Banco de Galicia y Buenos Aires SA de CV, Class B,
            ADR                                                     1,008,141
    249,730 Compania Naviera Perez Companc SA, Class B              1,499,564
     11,195 IRSA Inversiones y Representaciones SA, GDR               323,256
     20,000 Importadora y Exportadora de la Patagonia                 136,108
     50,000 Quilmes Industrial SA, ADR                                565,625
    300,000 Siderca SA, Class A                                       414,327
     50,000 Telecom Argentina SA, ADR                               1,425,000
     31,000 YPF Sociedad Anonima, ADR                               1,305,875
                                                                 ------------
            Total                                                   6,918,086

                                                                 ------------
            Brazil--5.8%

     35,000 Aracruz Cellulose, ADR                                    673,750
     20,000 Companhia Brasileira de Distribuicao Grupo Pao de

            Acucar, ADR                                               362,500
     60,000 Companhia Cervajaria Brahma, ADR                          615,000
  5,000,000 Companhia Paulista de Forca e Luz                         336,180
     57,000 Companhia Vale do Rio Doce                                770,306
    110,000 (1)Embratel Participacoes SA, ADR                       1,512,500
     23,000 (1)Tele Centro Sul Participacoes SA, ADR                1,242,000
    130,000 (1)Tele Norte Leste Participacoes SA, ADR               2,128,750
     15,000 (1)Tele Sudeste Celular Participacoes SA, ADR             365,625
     29,000 (1)Telesp Celular Participacoes SA, ADR                   676,063
     50,000 (1)Unibanco-Uniao de Bancos Brasileiros SA, GDR         1,128,125
                                                                 ------------
            Total                                                   9,810,799

                                                                 ------------
            Chile--3.2%

     50,000 Banco de A. Edwards, ADR                                  712,500

                                                                   Value in

   Shares                                                        U.S. Dollars

-----------------------------------------------------------------------------
 Common Stocks--continued
            Chile--continued

     25,800 Compania Cervecerias Unidas SA, ADR                  $    722,400
     47,000 Compania Telecomunicacion de Chile, ADR                 1,022,250
     20,600 Cristalerias de Chile, ADR                                328,313
     25,000 (1)Distribucion y Servicio D&S SA, ADR                    421,875
     32,000 Embotelladora Andina SA, Class B, ADR                     500,000
     48,542 Gener SA, ADR                                             919,264
     40,000 (1)Quinenco SA, ADR                                       420,000
     10,578 Sociedad Quimica Y Minera de Chile, ADR                   368,908
                                                                 ------------
            Total                                                   5,415,510

                                                                 ------------
            China--0.8%

  1,500,000 Guangshen Railway Co. Ltd., Class H                       174,084
  1,100,000 GZI Transportation Ltd.                                   198,585
  2,200,000 Harbin Power Equipment Co., Class H                       133,335
     11,500 (1)Huaneng Power International, Inc., Class N, ADR        143,031
  2,000,000 Maanshan Iron & Steel Co., Class H                        100,582
  2,350,000 Qingling Motors Co., Class H                              303,036
  1,000,000 Shanghai Petrochemical Co. Ltd., Class H                  153,452
  1,000,000 Yizheng Chemcial Fibre Co.                                149,584
                                                                 ------------
            Total                                                   1,355,689

                                                                 ------------
            Colombia--0.1%

     20,000 Bancolombia SA, ADR                                       100,000
      4,751 Banco de Bogota                                            15,707
                                                                 ------------
            Total                                                     115,707

                                                                 ------------
            Croatia--1.3%

    120,000 (1)(4)Pliva D.D., GDR                                   1,883,820
     33,250 (1)(4)Zagrebacka Banka, GDR                               328,344
                                                                 ------------
            Total                                                   2,212,164

                                                                 ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         Wachovia Emerging Markets Fund


                                                            Value in

   Shares                                                 U.S. Dollars

----------------------------------------------------------------------
 Common Stocks--continued
            Czech Republic--1.3%

     50,000 Ceska Sporitelna AS                           $    242,701
     14,100 (1)(4)Ceske Radiokomunikace, GDR                   521,700
     70,000 (1)SPT Telecom AS                                1,163,105
    150,000 (1)Unipetrol                                       208,565
                                                          ------------
            Total                                            2,136,071

                                                          ------------
            Dominican Republic--0.2%

     40,000 (1)Tricom SA, ADR                                  357,500
                                                          ------------
            Egypt--1.7%

     47,000 (1)Al-Ahram Beverages Co., GDR                   1,535,561
     50,000 (1)Commercial International Bank Egypt, GDR        456,250

      6,000 Egypt International Pharmaceuticals                314,703
     23,000 (1)(4)MI Bank, GDR                                 246,100
     20,000 Suez Cement Co., Class S, GDR                      297,000
                                                          ------------
            Total                                            2,849,614

                                                          ------------
            Estonia--0.2%

     55,000 (1)(4)Eesti Uhispank, GDR                          298,375
      1,000 (1)(4)Estonian Telecom Ltd., GDR                    22,400
                                                          ------------
            Total                                              320,775

                                                          ------------
            Greece--5.3%

     11,222 Alpha Credit Bank                                  761,295
      8,750 Commercial Bank of Greece                        1,580,116
     14,360 Goody's SA                                         404,870
     27,500 Hellenic Bottling Co. SA                           802,688
     60,000 (1)Hellenic Petroleum SA                           544,641
     34,800 Hellenic Technodomiki                              724,988
     79,188 Hellenic Telecommunication Organization SA       1,714,493
     11,256 National Bank of Greece                            785,264
     39,230 Sarantis SA                                        644,260
     11,700 Titan Cement Co. SA                              1,080,814
                                                          ------------
            Total                                            9,043,429

                                                          ------------
            Hong Kong--2.8%

     77,000 CLP Holdings Ltd.                                  371,355
     50,000 Cheung Kong                                        406,197
    300,000 (1)China Telecom (Hong Kong) Ltd.                  632,507
    240,000 Citic Pacific Ltd.                                 623,610
  1,100,000 Cosco Pacific Ltd.                                 648,948
    130,000 Dao Heng Bank Group Ltd.                           504,587
     24,300 HSBC Holdings PLC                                  795,915

                                                           Value in

   Shares                                                U.S. Dollars

---------------------------------------------------------------------
 Common Stocks--continued
            Hong Kong--continued

     55,000 Hong Kong Electric Holdings Ltd.             $    172,344
     50,000 Hutchison Whampoa                                 417,481
     20,000 Sun Hung Kai Properties                           159,900
                                                         ------------
            Total                                           4,732,844

                                                         ------------
            Hungary--3.5%

     25,900 (1)Antenna Hungaria                               499,471
     10,000 (1)(4)BorsodChem RT, GDR                          242,500
      8,000 Danubius Hotels RT                                133,383
     35,000 (1)Euronet Services, Inc., ADR                     71,094
     20,000 (4)Gedeon Richter, GDR                            741,000
     20,000 (1)(4)MOL Magyar Olay, GDR                        488,438
     80,000 (1)Matav RT, ADR                                2,240,000
     15,000 OTP Bank RT, GDR                                  656,250
      7,000 Pick Szeged RT                                    206,218
     60,000 (1)Synergon Information Systems                   750,909
                                                         ------------
            Total                                           6,029,263

                                                         ------------
            India--0.8%

     14,200 Bajaj Auto Ltd., GDR                              243,530
     13,800 BSES, GDR                                         136,275
     16,500 Indian Hotels Co. Ltd., GDR                       117,563
     24,500 Larsen & Toubro Ltd., GDR                         305,638
     22,000 Ranbaxy Labs, GDR                                 291,500
     26,000 (1)(4)Reliance Industries Ltd., GDR               228,800
                                                         ------------
            Total                                           1,323,306

                                                         ------------
            Indonesia--2.1%

    700,000 PT Daya Guna Samudera                             456,615
    225,000 PT Gudang Garam                                   434,769
  1,142,115 PT Indah Kiat Pulp & Paper Corp.                  527,130
    517,500 PT Indosat                                      1,050,923
    419,345 PT Semen Gresik                                   701,919
    835,000 PT Telekomunikasi Indonesia                       387,954
                                                         ------------
            Total                                           3,559,310

                                                         ------------
            Israel--4.1%

    520,000 Bank Hapoalim                                   1,317,446
    910,000 Bank Leumi Le-Israel                            1,711,481
    155,000 Bezeq Israeli Telecommunication Corp. Ltd.        664,656
      9,250 Koor Industries Ltd.                              998,920
     16,500 Matav-Cable Systems Media Ltd., ADR               622,875

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         Wachovia Emerging Markets Fund


                                                                  Value in

   Shares                                                       U.S. Dollars

----------------------------------------------------------------------------
 Common Stocks--continued
            Israel--continued

     32,500 (1)NICE-Systems Ltd., ADR                           $    828,750
     70,000 (1)Supersol Ltd.                                         186,861
     14,500 Teva Pharmaceutical Industries Ltd.                      710,802
                                                                ------------
            Total                                                  7,041,791

                                                                ------------
            Korea, Republic of--8.2%

     52,500 Dongwon Securities                                     1,135,578
     73,500 Hanjin Heavy Industries                                  384,281
     70,000 Housing & Commercial Bank, Korea                       1,918,455
     70,000 Kookmin Bank                                           1,059,577
     40,000 Korea Electric Power Corp.                             1,224,438
      3,000 (1)Korea Telecom, ADR                                     95,438
     21,559 LG Electronics, Inc.                                     410,873
     23,303 LG Information & Communication Ltd.                      953,068
      7,500 Pohang Iron and Steel Co. Ltd.                           690,328
        376 SK Telecom Co. Ltd.                                      474,023
     18,875 Samsung Display Devices                                  907,261
     36,999 Samsung Electronics Co.                                2,574,033
      3,915 Samsung Fire & Marine Insurance                        2,010,571
                                                                ------------
            Total                                                 13,837,924

                                                                ------------
            Lebanon--0.5%

     40,000 (1)(4)Banque Libanaise Pour Le Comm, Class B, GDR        538,000
     25,000 (1)(4)Solidere, GDR                                      263,125
                                                                ------------
            Total                                                    801,125

                                                                ------------
            Lithuania--0.2%

     50,000 Vilniaus Bankas AB, GDR                                  350,000
                                                                ------------
            Malaysia--1.3%

    200,000 Berjaya Sports                                           418,421
    110,000 Genting Berhad                                           390,789
    200,000 Resorts World Berhad                                     389,474
     50,000 Rothmans of Pall Mall (Malaysia) Berhad                  368,421
    165,000 Telekom Malaysia Berhad                                  564,474
                                                                ------------
            Total                                                  2,131,579

                                                                ------------
            Mexico--9.5%

    150,000 Carso Global Telecom, Class A-1                          827,798
    356,600 Cemex SA                                               1,567,072
    550,000 Cifra SA de CV                                           893,715
    260,000 (1)Corporacion GEO, SA de CV, Class B                    983,137

                                                                    Value in

   Shares                                                         U.S. Dollars

------------------------------------------------------------------------------
 Common Stocks--continued
            Mexico--continued

     20,310 Desc SA de CV, Class C, ADR                           $    454,436
     45,000 (1)Fomento Economico Mexicano, SA de CV, ADR             1,501,875
    249,800 Grupo Carso SA de CV                                     1,021,155
    600,000 Grupo Elektra                                              324,987
    650,000 Grupo Financiero Banamex Accival, SA de CV, Class O      1,301,992
    200,000 Grupo Mexico SA, Class B                                   676,546
     30,000 Grupo Televisa SA, GDR                                   1,254,375
    200,000 Kimberly-Clark de Mexico                                   654,062
     90,000 Organizacion Soriana SA de CV, Class B                     337,098
     50,000 Telefonos de Mexico, Class L, ADR                        3,996,875
     60,000 Vitro SA, ADR                                              356,250
                                                                  ------------
            Total                                                   16,151,373

                                                                  ------------
            Morocco--0.1%

     10,000 (4)Banque Marocaine du Commerce Exterieur, GDR             217,491
                                                                  ------------
            Peru--1.8%

    400,000 Banco Continental                                          207,995
     55,000 CPT Telefonica del Peru SA, Class B, ADR                   797,500
     27,721 Cementos Lima SA                                           462,433
    619,661 Cervecer Backus & Johnston, Class T                        270,066
     70,000 Cia de Minas Buenaventura SA                               336,640
     48,721 Credicorp Ltd.                                             540,803
    450,000 Luz Del Sur Servicos SA, Class B                           281,334
     64,936 Minsur SA                                                  131,746
                                                                  ------------
            Total                                                    3,028,517

                                                                  ------------
            Philippines--3.0%

  2,167,812 Ayala Land, Inc.                                           697,916
  7,000,000 (1)Belle Corp.                                             408,410
    430,000 Manila Electric Co., Class B                             1,480,420
    100,800 Metro Bank and Trust Co.                                   973,561
     48,500 Philippine Long Distance Telephone Co., ADR              1,400,438
  7,100,000 Solid Group, Inc.                                          132,484
                                                                  ------------
            Total                                                    5,093,229

                                                                  ------------
            Poland--2.4%

     20,000 (1)Art Marketing Syndicate SA                              233,994
      6,500 Bank Slaski SA                                             310,068
     54,756 (1)Budimex SA                                              295,570

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         Wachovia Emerging Markets Fund


                                                     Value in

   Shares                                          U.S. Dollars

---------------------------------------------------------------
 Common Stocks--continued
            Poland--continued

     75,000 Elektrim SA                            $    875,596
     55,000 (1)Okocimskie Zaklady Piwowarskie SA        276,174
     49,660 (1)Orbis SA                                 415,184
     15,000 Prokom Software, GDR                        245,250
     15,000 Softbank SA                                 436,857
     60,000 (1)(4)Telekomunikacja Polska SA, GDR        361,500
     50,000 WBK (Weilkopolski Bank Kreditowy SA)        292,493
     40,000 (1)Zalady Metali Lekkich Kety               384,635
                                                   ------------
            Total                                     4,127,321

                                                   ------------
            Romania--0.1%

     15,039 (1)Alro Slatina                              66,412
     35,000 (1)LaFarge Romcim                           109,760
    301,965 (1)Sanex SA                                  10,822
    158,826 (1)Terapia SA                                51,841
                                                   ------------
            Total                                       238,835

                                                   ------------
            Russia--1.6%

    702,000 Aeroflot                                     96,174
     34,142 Kubanelectrosvyaz, RDC                      247,329
     25,000 Lukoil Holding Co., ADR                     930,000
    120,000 Sun Interbrew Ltd., RDC                     348,000
    140,000 Surgutneftegaz, ADR                       1,076,600
     16,000 (1)Udmurt Telecom                            16,400
                                                   ------------
            Total                                     2,714,503

                                                   ------------
            Slovakia--0.4%

    225,000 (4)Slovakopharma AS, GDR                    647,600
                                                   ------------
            South Africa--7.0%

    150,000 ABSA Group Ltd.                             688,360
     45,000 (1)Anglo American PLC                     2,040,531
     50,000 Barlow Ltd.                                 232,663
     70,000 Bidvest Group Ltd.                          497,015
     50,000 (1)DataTec Ltd.                             674,722
     45,000 De Beers Consolidated Mines, ADR            964,688
     70,000 Dimension Data Holdings Ltd.                280,800
     30,000 Impala Platinum Holdings Ltd.               719,168
     40,000 Imperial Holdings Ltd.                      326,049
     90,000 Johnnies Industries Corp.                   517,714
     30,000 Nedcor Ltd.                                 600,751
    500,000 Protea Furnishers Ltd.                      308,880

                                                               Value in

   Shares                                                    U.S. Dollars

-------------------------------------------------------------------------
 Common Stocks--continued
            South Africa--continued

  1,000,000 (1)Sanlam Ltd.                                   $    962,742
    100,000 Sappi Ltd.                                            609,737
    100,000 Sasol Ltd.                                            561,599
    225,000 (1)South African Breweries PLC                      1,808,751
                                                             ------------
            Total                                              11,794,170

                                                             ------------
            Taiwan, Republic of
            China--1.3%

     22,084 (1)Advanced Semiconductor Engineering, GDR            345,063
     29,967 Asia Cement Corp., GDR                                254,717
     30,674 (1)GVC Corp., GDR                                      88,188
     34,560 (1)President Enterprises, GDR                         293,760
     20,000 (1)Taiwan Semiconductor Manufacturing Co., ADR        523,750
     68,600 (1)Yageo Corp., GDR                                   369,068
     37,179 (1)Yang Ming Marine Transport, GDR                    288,137
                                                             ------------
            Total                                               2,162,683

                                                             ------------
            Thailand--4.2%

    220,000 BEC World Public Co. Ltd.                           1,097,035
    300,000 Bangkok Bank Public Co., Ltd.                         929,919
    120,000 Electricity Generating PLC                            255,526
    350,000 Hana Microelectronics Co., Ltd.                       603,773
    135,000 PTT Exploration and Production Public Co.           1,098,922
    328,600 Shin Corp.                                          1,071,714
     35,000 Siam Cement Co., Ltd.                                 909,434
    400,000 Thai Farmers Bank Co.                               1,099,730
                                                             ------------
            Total                                               7,066,053

                                                             ------------
            Turkey--5.4%

 72,443,828 Akbank T.A.S                                        1,191,730
 27,840,000 Aksigorta                                             888,616
  9,700,000 Alcatel Teletas                                       702,579
 18,000,000 Arcelik AS                                            618,731
  4,900,000 Aygaz                                                 517,328
 45,240,000 Eregli Demir Ve Celik Fabrikalari T.A.S               866,400
  7,745,468 Koc Holding AS                                        599,045
    179,100 Migros Turk                                           228,665
  2,500,000 Petrol Ofisi AS                                       782,622
 47,375,000 Sabanci Holding                                     1,163,190
 25,420,214 T Sise Cam                                            318,313

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         Wachovia Emerging Markets Fund


                                                                    Value in

   Shares                                                         U.S. Dollars

------------------------------------------------------------------------------
 Common Stocks--continued
            Turkey--continued

  5,720,000 Tupras Turkiye Petrol Rafinerileri AS                 $    400,260
 29,360,378 Turk Sise ve Cam Fabrikalari                               367,649
 26,400,000 Turkiye Is Bankasi                                         518,556
                                                                  ------------
            Total                                                    9,163,684

                                                                  ------------
            Venezuela--1.9%

     65,000 Compania Anonima Nacional Telefonos de Venezuela,
            Class D, ADR                                             1,515,313

  2,903,032 Electricadade de Caracas                                 1,284,770
     70,000 Mavesa SA, ADR                                             249,375
     30,000 Siderurgica Venezolana Sivensa, ADR                        119,322
                                                                  ------------
            Total                                                    3,168,780

                                                                  ------------
            Total Common Stocks (identified cost $132,686,820)     145,916,725

                                                                  ------------
 Preferred Stocks--3.8%
            Brazil--3.7%

 50,000,000 Centrais Eletricas Brasileiras SA, Preference,
            Series B                                                 1,046,451
 55,251,630 Companhia Energetica de Minas Gerais, Preference         1,154,450
 80,000,000 Companhia Paranaense de Energia-Copel, Preference,

            Series B                                                   604,732
 65,000,000 Gerdau SA, Preference                                      975,188
  9,000,000 Petroleo Brasileiro SA, Preference                       1,272,360
 10,000,000 Telecomunicacoes de Sao Paulo SA, Preference             1,217,542
                                                                  ------------
            Total                                                    6,270,723

                                                                  ------------
            Russia--0.1%

        550 (1)Karelia Electrosvyaz, Pfd.                               15,510
  2,000,000 Surgutneftegaz, Pfd.                                        89,328
                                                                  ------------
            Total                                                      104,838

                                                                  ------------
            Total Preferred Stocks (identified cost $6,542,017)      6,375,561

                                                                  ------------
 Rights--0.1%
            Greece--0.1%

     11,222 Alpha Credit Bank                                           38,335
     21,256 National Bank of Greece                                     61,362
                                                                  ------------
            Total                                                       99,697

                                                                  ------------

 Shares or

 Principal                                                         Value in
   Amount                                                        U.S. Dollars


-----------------------------------------------------------------------------
 Rights--continued
            Korea, Republic of--0.0%

      3,028 Samsung Electronics Co.                              $     32,173
                                                                 ------------
            Total Rights (identified cost $8,307)                     131,870
                                                                 ------------
 Warrants--0.0%
            Indonesia--0.0%

    109,374 (1)PT Bank Dagang Nasional Indonesia                            0
    131,754 (1)PT Bank Internasional Indonesia                            340
    109,284 (1)PT Bank Pan Indonesia                                    4,035
    163,544 (1)Indah Kiat Pulp & Paper Corp.                           50,321
                                                                 ------------
            Total                                                      54,696

                                                                 ------------
            Philippines--0.0%

    500,000 (1)Belle Corp.                                              1,248
                                                                 ------------
            Thailand--0.0%

      9,375 (1)Thai Farmers Bank Co.                                    1,466
                                                                 ------------
            Total Warrants (identified cost $19,946)                   57,410
                                                                 ------------
 Convertible Bonds--0.0%
            Brazil--0.0%

 $   53,500 Companhia Vale do Rio Doce, Conv. Deb., 12/31/1999
            (identified cost $417)                                        309
                                                                 ------------
 Closed-End Investment Companies--5.7%
            Bulgaria--0.2%

     65,000 Framlington Bulgaria Fund                                 300,625
                                                                 ------------
            India--2.0%

     35,000 India Fund Inc.                                           304,063
     20,000 India Investment Trust Fund                               497,500
    300,000 (1)The Morgan Stanley India Investment Fund, Inc.       2,531,250

                                                                 ------------
            Total                                                   3,332,813

                                                                 ------------
            Korea, Republic of--1.1%

        800 Korea Europe Fund, GDR                                  1,840,000
                                                                 ------------
            Romania--0.5%

      2,200 (1)Romanian Investment Fund Ltd.                          825,000
                                                                 ------------
            South Africa--1.2%

     20,000 ASA Ltd.                                                  330,000
    150,000 Southern Africa Fund, Inc.                              1,668,750
                                                                 ------------
            Total                                                   1,998,750

                                                                 ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         Wachovia Emerging Markets Fund


                                                                  Value in

   Shares                                                       U.S. Dollars

----------------------------------------------------------------------------
 Closed-End Investment Companies--continued
            Taiwan, Republic of

            China--0.6%

     50,000 Taiwan Fund, Inc.                                   $    740,625
     50,000 ROC Taiwan Fund                                          346,875
                                                                ------------
            Total                                                  1,087,500

                                                                ------------
            Ukraine--0.1%

      6,667 (1)Societe Generale Ukraine Fund                         270,014
                                                                ------------
            Total Closed-End Investment Companies (identified
            cost $10,284,697)                                      9,654,702

                                                                ------------

 Shares or

 Principal                                                           Value in
   Amount                                                          U.S. Dollars


-------------------------------------------------------------------------------
 Open-End Investment Company--2.6%
            United States--2.6%

  4,546,846 Bank of New York Co., Inc. (at market value)           $  4,546,846
                                                                   ------------
 (3) Repurchase Agreement--1.3%
            United States--1.3%

 $2,142,176 Goldman Sachs Group, LP, 4.50%, dated 5/28/1999, due
            6/1/1999 (at amortized cost)                              2,142,176

                                                                   ------------
            Total Investments (identified cost $156,231,226)       $168,825,599

                                                                   ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             Wachovia Balanced Fund
                            Portfolio of Investments

                            May 31, 1999 (unaudited)


   Shares                                                          Value

----------------------------------------------------------------------------
 Common Stocks--53.7%

             Basic Materials--2.6%

      27,132 Air Products & Chemicals, Inc.                     $  1,112,412
      44,601 Du Pont (E.I.) de Nemours & Co.                       2,918,578
      14,661 Potash Corporation of Saskatchewan, Inc.                797,192
      53,349 Rohm & Haas Co.                                       2,140,629
      45,984 Weyerhaeuser Co.                                      2,853,882
                                                                ------------
             Total                                                 9,822,693

                                                                ------------
             Capital Goods--4.1%

      52,094 General Electric Co.                                  5,297,309
      30,307 Ingersoll-Rand Co.                                    1,930,177
      47,314 Tyco International Ltd.                               4,134,061
      50,798 United Technologies Corp.                             3,152,651
      21,447 Waste Management, Inc.                                1,134,010
                                                                ------------
             Total                                                15,648,208

                                                                ------------
             Communication Services--4.0%

      78,197 AT&T Corp.                                            4,339,906
      12,780 (1)Airtouch Communications, Inc.                      1,284,390
      86,345 (1)MCI Worldcom, Inc.                                 7,458,049
      51,704 (1)Qwest Communications International, Inc.           2,194,188
                                                                ------------
             Total                                                15,276,533

                                                                ------------
             Consumer Cyclical--3.5%

      32,374 Black & Decker Corp.                                  1,843,295
      13,931 Carnival Corp.                                          571,171
      32,740 Lowe's Cos., Inc.                                     1,700,434
      16,424 Magna International, Inc., Class A                      994,678
      47,644 McGraw-Hill Cos., Inc.                                2,471,532
      43,736 Nordstrom, Inc.                                       1,552,628
      17,895 Tandy Corp.                                           1,476,337
      64,376 Wal-Mart Stores, Inc.                                 2,744,027
                                                                ------------
             Total                                                13,354,102

                                                                ------------
             Consumer Staples--6.7%

      12,355 (1)AT&T Corp.-Liberty Media Group, Inc., Class A        820,835
      24,059 Avon Products, Inc.                                   1,189,417
      52,879 CBS Corp.                                             2,207,698
      34,269 CVS Corp.                                             1,576,374
      30,969 (1)Clear Channel Communications, Inc.                 2,045,890
      36,878 Coca-Cola Enterprises, Inc.                           1,336,827
      64,324 Comcast Corp., Class A                                2,476,474

   Shares                                                 Value

-------------------------------------------------------------------

 Common Stocks--continued
             Consumer Staples--continued

      41,075 (1)Kroger Co., Inc.                       $  2,405,455
      31,224 (1)Outback Steakhouse, Inc.                  1,120,179
      39,420 PepsiCo, Inc.                                1,411,729
      34,465 Procter & Gamble Co.                         3,218,169
      36,418 (1)Safeway, Inc.                             1,693,437
      62,043 Time Warner, Inc.                            4,222,802
                                                       ------------
             Total                                       25,725,286

                                                       ------------
             Energy--2.5%

      13,881 BP Amoco PLC, ADR                            1,487,002
      21,014 Chevron Corp.                                1,947,735
      52,968 Conoco, Inc., Class A                        1,436,757
      44,226 Exxon Corp.                                  3,532,552
      20,503 Schlumberger Ltd.                            1,234,024
                                                       ------------
             Total                                        9,638,070

                                                       ------------
             Finance--10.4%

      34,403 American Express Co.                         4,169,214
      12,294 American General Corp.                         888,242
      37,480 American International Group, Inc.           4,284,432
      25,513 Associates First Capital Corp., Class A      1,046,033
      37,331 Bank One Corp.                               2,111,535
      57,279 Bank of America Corp.                        3,705,235
      24,246 Bank of New York Co., Inc.                     866,794
      35,619 Chase Manhattan Corp.                        2,582,377
      87,606 Citigroup, Inc.                              5,803,897
      21,441 Fannie Mae                                   1,457,988
      43,942 Freddie Mac                                  2,562,368
      21,932 First Union Corp.                            1,010,243
      21,920 MBIA, Inc.                                   1,497,410
      44,174 MBNA Corp.                                   1,220,307
      15,130 Marsh & McLennan Cos., Inc.                  1,100,707
      11,437 Merrill Lynch & Co., Inc.                      960,708
      29,985 SunTrust Banks, Inc.                         2,023,987
      65,262 Wells Fargo Co.                              2,610,480
                                                       ------------
             Total                                       39,901,957

                                                       ------------
             Healthcare--6.3%

      41,479 Abbott Laboratories                          1,874,332
      44,450 American Home Products Corp.                 2,561,431
      45,468 Bristol-Myers Squibb Co.                     3,120,242
       6,298 (1)Elan Corp. PLC, ADR                         340,092
      26,336 Johnson & Johnson                            2,439,372
      31,312 Lilly (Eli) & Co.                            2,236,851

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             Wachovia Balanced Fund


  Shares or
  Principal

   Amount                                                            Value

------------------------------------------------------------------------------

 Common Stocks--continued
             Healthcare--continued

      11,060 Medtronic, Inc.                                      $    785,260
      46,643 Merck & Co., Inc.                                       3,148,403
      32,325 Pfizer, Inc.                                            3,458,775
      31,859 Pharmacia & Upjohn, Inc.                                1,766,183
      21,982 Schering Plough Corp.                                     990,564
      23,987 Warner-Lambert Co.                                      1,487,194
                                                                  ------------
             Total                                                  24,208,699

                                                                  ------------
             Technology--11.7%

      27,784 (1)America Online, Inc.                                 3,316,715
      16,828 (1)Applied Materials, Inc.                                924,488
      20,507 (1)Ascend Communications, Inc.                          1,900,743
      49,982 (1)Cisco Systems, Inc.                                  5,448,093
      23,795 (1) Dell Computer Corp.                                   819,440
      27,227 (1) EMC Corp.                                           2,712,490
      68,880 Intel Corp.                                             3,723,825
      42,642 International Business Machines Corp.                   4,959,798
      22,711 Lucent Technologies, Inc.                               1,291,688
      97,309 (1)Microsoft Corp.                                      7,851,620
      17,604 Nokia Oyj, Class A, ADR                                 1,249,884
      57,986 (1)Sun Microsystems, Inc.                               3,464,664
      28,612 Texas Instruments, Inc.                                 3,129,438
      13,866 (1)Uniphase Corp.                                       1,858,044
      27,922 (1)Veritas Software Corp.                               2,464,117
                                                                  ------------
             Total                                                  45,115,047

                                                                  ------------
             Transportation--0.8%

      57,697 Burlington Northern Santa Fe                            1,788,607
      44,604 Southwest Airlines Co.                                  1,430,116
                                                                  ------------
             Total                                                   3,218,723

                                                                  ------------
             Utilities--1.1%

      17,921 Duke Energy Corp.                                       1,080,860
      28,536 Enron Corp.                                             2,036,757
      41,136 Southern Co.                                            1,167,234
                                                                  ------------
             Total                                                   4,284,851

                                                                  ------------
             Total Common Stocks (identified cost $148,898,662)    206,194,169

                                                                  ------------
 Corporate Bonds--13.9%
             Asset Backed Securities--0.8%

 $ 1,000,000 American Express Credit Account Master Trust 1997-
             1, Class A, 6.40%, 4/15/2005                            1,005,930


  Principal

   Amount                                                             Value

-------------------------------------------------------------------------------

 Corporate Bonds--continued
             Asset Backed Securities--continued

 $ 1,250,000 DLJ Commercial Mortgage Corp. 1999-CG1, Class A1B,
             6.46%, 1/10/2009                                      $  1,226,550
     575,000 Ford Credit Auto Owner Trust 1999-B, Class A4,
             5.80%, 6/15/2002                                           573,741
     226,926 Prudential Home Mortgage Securities 1993-60, Class
             A1, 6.75%, 12/25/2023                                      227,564

                                                                   ------------
             Total                                                    3,033,785

                                                                   ------------
             Basic Materials--0.2%

     800,000 Nalco Chemical Co., Bond, 6.25%, 5/15/2008                 763,016
                                                                   ------------
             Communication Services--1.4%

   1,550,000 AT&T Corp., Global Bond, 6.00%, 3/15/2009                1,484,497
   3,980,000 New York Telephone Co., Deb., 6.00%, 4/15/2008           3,809,258
                                                                   ------------
             Total                                                    5,293,755

                                                                   ------------
             Consumer Cyclical--1.3%

   2,000,000 Tribune Co., Note, 6.25%, 11/10/2026                     1,982,760
   3,000,000 Wal-Mart Stores, Inc., Note, 5.85%, 6/1/2000             3,007,440
                                                                   ------------
             Total                                                    4,990,200

                                                                   ------------
             Consumer Staples--0.2%

     750,000 Archer-Daniels-Midland Co., Note, 6.625%, 5/1/2029         702,878

                                                                   ------------
             Finance--8.7%

   2,500,000 Aon Capital Trust A, Company Guarantee, 8.205%,
             1/1/2027                                                 2,714,725
   1,100,000 Associates Corp. of North America, Sr. Note, 6.50%,
             7/15/2002                                                1,105,863
     865,000 Bankers Trust Corp., Sub. Note, 7.375%, 5/1/2008           887,784
   2,000,000 CIT Group, Inc., Sr. Note, 6.375%, 10/1/2002             1,996,380
   2,250,000 Caterpillar Financial Services Corp., Note, 6.50%,

             2/1/2002                                                 2,265,053
   3,000,000 Chase Manhattan Corp., Sr. Note, 5.15%, 12/15/2000       2,962,560


(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             Wachovia Balanced Fund


  Principal

   Amount                                                             Value

-------------------------------------------------------------------------------

 Corporate Bonds--continued
             Finance--continued

 $ 1,000,000 First Union National Bank, 6.36%, 6/15/2008           $    993,030
     890,000 Ford Motor Credit Corp., Sr. Unsub., 6.55%,
             9/10/2002                                                  895,767
   1,000,000 Hartford Life, Inc., Note, 7.10%, 6/15/2007              1,010,810
     825,000 Household Finance Corp., Note, 6.00%, 5/1/2004             803,492
   2,750,000 IBM Credit Corp., Sr. Note, 5.79%, 3/20/2010
             (Callable 3/20/2000 @ 100)                               2,756,298
   1,500,000 KFW International Finance, Note, 7.00%, 3/1/2013         1,543,635

     735,000 Landeskreditbank B-W, Sub. Note, 7.875%, 4/15/2004         775,601
   2,000,000 Lehman Brothers Holdings, Inc., Bond, 6.20%,

             1/15/2002                                                1,971,400
   2,500,000 Merrill Lynch & Co., Inc., Bond, 6.00%, 7/15/2005        2,426,050
   1,000,000 Morgan Stanley, Dean Witter & Co., Sr. Note, Series
             MTNC, 5.875%, 2/28/2001                                    996,940
   1,000,000 NationsBank Corp., MTN, 6.94%, 4/12/2002                 1,017,370
   3,500,000 Norwest Financial, Inc., Sr. Note, 6.375%,

             9/15/2002                                                3,504,550
   1,365,000 Sears Roebuck Acceptance Corp., MTN, 7.03%,
             6/4/2003                                                 1,392,737
   1,550,000 Union Planters Corp., Sub. Note, 6.50%, 3/15/2018        1,492,526

                                                                   ------------
             Total                                                   33,512,571

                                                                   ------------
             Industrial Services--0.5%

   2,000,000 WMX Technologies, Inc., Note, 8.00%, 4/30/2004           2,118,640
                                                                   ------------
             Telecommunications--0.8%

   1,660,000 National Fuel Gas Co., Note, 6.303%, 5/27/2008           1,597,418
   1,500,000 Ontario Hydro, Sr. Note, 6.10%, 1/30/2008                1,454,595
                                                                   ------------
             Total                                                    3,052,013

                                                                   ------------
             Total Corporate Bonds (identified cost $54,034,069)     53,466,858

                                                                   ------------

  Principal

   Amount                                                        Value

--------------------------------------------------------------------------
 Mortgage Backed Securities--13.8%

             Federal Home Loan Mortgage Corporation--0.3%
 $   157,662 6.50%, 12/1/2008                                 $    157,648
      37,587 6.50%, 2/1/2009                                        37,584
     504,718 6.50%, 3/1/2009                                       504,692
      40,919 6.50%, 4/1/2009                                        40,917
     198,578 6.50%, 6/1/2009                                       198,568
     209,336 6.50%, 7/1/2010                                       209,334
                                                              ------------
             Total                                               1,148,743

                                                              ------------
             Federal National Mortgage Association--8.2%
     734,390 6.00%, 12/1/2010                                      717,867
   1,224,646 6.00%, 4/1/2011                                     1,197,092
   5,415,910 6.00%, 12/1/2012                                    5,283,870
   1,736,351 6.00%, 1/1/2013                                     1,694,019
   1,709,481 6.11%, 9/1/2008                                     1,675,582
   1,114,570 6.50%, 1/1/2028                                     1,089,135
   7,864,202 6.50%, 2/1/2029                                     7,684,741
   2,200,000 6.50%, 6/1/2099                                     2,149,796
   3,250,000 6.57%, 8/22/2007                                    3,301,805
     250,000 7.16%, 5/11/2005                                      261,093
   4,920,000 7.375%, 3/28/2005                                   5,185,237
      86,912 7.50%, 4/1/2007                                        89,275
     475,826 7.50%, 9/1/2022                                       486,232
     112,237 8.00%, 6/1/2022                                       116,972
     172,887 8.00%, 1/1/2023                                       179,965
      21,726 8.50%, 8/1/2016                                        22,885
      22,469 8.50%, 6/1/2024                                        23,578
     191,053 8.50%, 7/1/2024                                       200,545
      12,397 8.50%, 10/1/2024                                       13,009
     251,946 8.50%, 12/1/2024                                      264,384
                                                              ------------
             Total                                              31,637,082

                                                              ------------
             Government National Mortgage Association--4.7%
   7,142,518 6.00%, 2/15/2029                                    6,770,038
   4,324,481 6.00%, 3/15/2029                                    4,098,786
     710,784 6.50%, 10/15/2008                                     711,310
     944,798 6.50%, 12/15/2012                                     944,798
   2,527,732 6.50%, 2/15/2013                                    2,527,732
     549,078 7.00%, 5/15/2023                                      550,275
   1,468,235 7.00%, 8/15/2023                                    1,471,436
     665,295 7.00%, 12/20/2025                                     663,013
     316,934 7.50%, 3/15/2023                                      324,658
                                                              ------------
             Total                                              18,062,046

                                                              ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             Wachovia Balanced Fund


  Principal

   Amount                                                            Value

------------------------------------------------------------------------------

 Mortgage Backed Securities--continued
             Tennessee Valley Authority--0.6%

 $ 2,200,000 Tennessee Valley Authority, Bond, 5.28%, 9/14/2001   $  2,180,750
                                                                  ------------
             Total Mortgage Backed Securities (identified cost
             $54,036,483)                                           53,028,621

                                                                  ------------
 (2) U.S. Treasury Obligations--11.4%
             U.S. Treasury Bill--0.5%

   2,000,000 6/17/1999                                               1,996,080
                                                                  ------------
             U.S. Treasury Bonds--4.4%

   3,000,000 6.125%, 11/15/2027                                      3,035,160
  12,234,000 7.125%, 2/15/2023                                      13,801,420
                                                                  ------------
             Total                                                  16,836,580

                                                                  ------------
             U.S. Treasury Notes--6.5%

   9,000,000 5.50%, 5/31/2000                                        9,025,290
   8,000,000 5.875%, 11/15/2005                                      8,037,520
   1,000,000 6.50%, 8/15/2005                                        1,036,560
   3,500,000 6.50%, 10/15/2006                                       3,641,085
   2,955,000 7.875%, 11/15/2004                                      3,244,029
                                                                  ------------
             Total                                                  24,984,484

                                                                  ------------
             Total U.S. Treasury Obligations (identified cost
             $45,310,289)                                           43,817,144

                                                                  ------------

  Shares or
  Principal

   Amount                                                           Value

-----------------------------------------------------------------------------
 Closed-End Investment Companies--1.4%

     233,301 Blackrock 2001 Term Trust,                          $  2,114,290
     164,200 Blackrock Strategic Term Trust                         1,518,850
      97,211 Blackrock Target Term Trust                              947,807
     153,700 Templeton Global Income Fund                           1,008,656
                                                                 ------------
             Total Closed-End Investment Companies (identified
             cost $5,335,944)                                       5,589,603

                                                                 ------------
 (3) Repurchase Agreement--5.6%

 $21,342,538 Goldman Sachs Group, LP, 4.50%, dated 5/28/1999,
             due 6/1/1999 (at amortized cost)                      21,342,538

                                                                 ------------
             Total Investments (identified cost $328,957,985)    $383,438,933

                                                                 ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           Wachovia Fixed Income Fund
                            Portfolio of Investments

                            May 31, 1999 (unaudited)


  Principal

   Amount                                                             Value

-------------------------------------------------------------------------------
 Asset-Backed Securities--6.9%

             Banking & Finance--0.7%

 $ 2,000,000 First Union National Bank, 6.36% 6/15/2008            $  1,986,060
                                                                   ------------
             Finance--6.2%

   3,575,000 American Express Credit Account Master Trust 1997- 1, Class A,
             6.40%, 4/15/2005 3,596,200

   2,300,000 Circuit City Credit Card Master Trust 1995-1, Class
             A, 6.34%, 8/15/2005                                      2,321,574

   3,250,000 Distribution Financial Services RV Trust 1999-1, Class A5, 5.97%,
             8/15/2013 3,225,170

   2,500,000 DLJ Commercial Mortgage Corp. 1999-CG1, Class A1B,
             6.46%, 1/10/2009                                         2,453,100

   1,885,000 First USA Credit Card Master Trust 1997-6, Class A,
             6.42%, 3/17/2005                                         1,899,138
   3,975,000 Ford Credit Auto Owner Trust 1999-B, Class A4,
             5.80%, 6/15/2002                                         3,966,295
                                                                   ------------
             Total                                                   17,461,477

                                                                   ------------
             Total Asset-Backed Securities (identified cost
             $19,560,624)                                            19,447,537

                                                                   ------------
 Collateralized Mortgage Obligations--3.1%
             Finance--3.1%

   2,000,000 Commercial Mortgage Asset Trust, Series 1999-C1,
             Class C, 7.35%, 8/17/2013                                1,905,960

   2,000,000 Criimi Mae CMBS Corp., Series 1998-1, Class A2,
             6.01%, 2/20/2005                                         1,903,120
   1,275,000 Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1, Class
             D, 7.23%, 6/15/2031 1,155,163

  14,038,228 Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1, Class
             X, 1.25%, 2/15/2023 789,650

  36,042,586 Nomura Asset Securities Corp., Series 1998-D6,
             Class ACS1, 1.65%, 3/17/2028                             1,074,898

  Principal

   Amount                                                            Value

------------------------------------------------------------------------------

 Collateralized Mortgage Obligations--continued
             Finance--continued

 $ 2,000,000 Nomura Asset Securities Corp., Series 1998-D6,
             Class A3, 6.98%, 3/17/2028                           $  1,935,220
                                                                  ------------
             Total Collateralized Mortgage Obligations

             (identified cost $9,299,713)                            8,764,011
                                                                  ------------
 Corporate Bonds--27.1%
             Banking & Finance--1.7%

   1,340,000 BB&T Corp., Sub. Note, 7.25%, 6/15/2007                 1,360,127
   2,135,000 Landeskreditbank B-W, Sub. Note, 7.88%, 4/15/2004       2,252,937
   1,250,000 NationsBank Corp., 6.13%, 7/15/2004                     1,229,775

                                                                  ------------
             Total                                                   4,842,839

                                                                  ------------
             Basic Materials--0.4%

   1,000,000 Du Pont (E.I.) de Nemours & Co., Unsecd. Note,
             Series G, 6.47%, 9/26/2002                              1,012,060
                                                                  ------------
             Communication Services--1.2%

   2,350,000 AT&T Corp., Global Bond, 6.00%, 3/15/2009               2,250,689
   1,200,000 Sprint Capital Corp., Company Guarantee, 6.88%,

             11/15/2028                                              1,124,124

                                                                  ------------
             Total                                                   3,374,813

                                                                  ------------
             Finance--19.9%

   2,135,000 Abbey National Bank PLC, London, Sub., 6.69%,
             10/17/2005                                              2,119,265
   1,000,000 American Express Co., 12/12/2000                          904,222
   1,000,000 Bankers Trust Corp., Sr. Note, 6.75%, 10/3/2001         1,011,390
   1,880,000 Bankers Trust Corp., Sub. Note, 7.375%, 5/1/2008        1,929,519
   4,000,000 BankUnited Financial Corp., Note, 5.40%, 2/2/2004       3,828,280
   1,250,000 Bear Stearns Cos., Inc., Sr. Note, 6.70%, 8/1/2003      1,247,837
   2,000,000 Caterpillar Financial Services Corp., Note, 6.50%,
             2/1/2002                                                2,013,380


(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           Wachovia Fixed Income Fund


  Principal

   Amount                                                             Value

-------------------------------------------------------------------------------

 Corporate Bonds--continued
             Finance--continued

 $ 3,000,000 Distribution Financial Services RV Trust, Series
             1992-2, Class A4, 6.48%, 10/15/2013                   $  2,985,240
     755,000 First Union Corp., Sub. Note, 6.824%, 8/1/2026             783,931
   3,000,000 Hanson Overseas B.V., Sr. Note, 7.375%, 1/15/2003        3,094,950
   3,750,000 IBM Credit Corp., Sr. Note, 5.79%, 3/20/2010

             (Callable 3/20/2000 @ 100)                               3,758,587
   2,000,000 Inter-American Development Bank, Deb., 8.88%,
             6/1/2009                                                 2,366,180
   2,145,000 International Lease Finance Corp., Note, 5.625%,

             4/15/2002                                                2,111,645
   2,665,000 Lehman Brothers Holdings, Inc., Note, 6.90%,
             3/30/2001                                                2,684,774
   1,000,000 Lehman Brothers Holdings, Inc., Sr. Note, 8.75%,

             3/15/2005                                                1,077,810
   1,375,000 Mercantile Bancorporation, Inc., 6.80%, 6/15/2001        1,390,689
   2,000,000 Merrill Lynch & Co., Inc., Bond, 6.00%, 7/15/2005        1,940,840
   1,100,000 Metropolitan Life Insurance Co., 7.00%, 11/1/2005        1,098,086
   2,090,000 Morgan Stanley Group, Inc., Note, 6.88%, 3/1/2007        2,099,990
   2,250,000 National Rural Utilities Cooperative Finance Corp.,
             Collateral Trust, 5.75%, 11/1/2008                       2,114,865
   2,100,000 Salomon, Inc., Note, 6.38%, 10/1/2004                    2,080,785
   4,250,000 Smithkline Beecham Corp., Company Guarantee, 6.75%,

             9/5/2000                                                 4,296,546
   2,200,000 Union Planters Corp., Sub. Note, 6.50%, 3/15/2018        2,118,424
   2,000,000 Wells Fargo Co., Sr. Note, Series H, 6.75%,

             6/15/2007                                                2,005,840
   2,615,000 World Bank, Note, 5.00%, 11/28/2000                      2,580,856
   3,000,000 Xerox Capital Trust I, Company Guarantee, 8.00%,

             2/1/2027                                                 3,089,670

                                                                   ------------
             Total                                                   56,733,601

                                                                   ------------

  Principal

   Amount                                                             Value

-------------------------------------------------------------------------------

 Corporate Bonds--continued
             Machinery & Equipment--0.9%

 $ 2,670,000 Ingersoll-Rand Co., Note, 6.13%, 11/18/2027           $  2,657,611
                                                                   ------------
             Producer Manufacturing--0.1%
     240,000 Armstrong World Industries, Inc., Deb., 9.75%,

             4/15/2008                                                  279,187

                                                                   ------------
             Retail Trade--0.8%

     840,000 Archer-Daniels-Midland Co., Note, 6.63%, 5/1/2029          787,223
   1,405,000 Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007           1,435,784

                                                                   ------------
             Total                                                    2,223,007

                                                                   ------------
             Utilities--2.1%

   3,000,000 National Fuel Gas Co., Note, 6.30%, 5/27/2008            2,886,900
   1,135,000 Ontario Hydro, Sr. Note, 6.10%, 1/30/2008                1,100,644
   2,000,000 SCANA Corp., Sr. Note, Series B, 6.25%, 7/8/2003         1,987,200

                                                                   ------------
             Total                                                    5,974,744

                                                                   ------------
             Total Corporate Bonds (identified cost $78,662,135)     77,097,862

                                                                   ------------
 Foreign Bonds--0.7%
             Finance--0.7%

   1,000,000 Israel AID, 5.63%, 9/15/2003                               979,330
   1,005,000 Province of Manitoba, 9.00%, 12/15/2000                  1,050,305
                                                                   ------------
             Total Foreign Bonds (identified cost $2,032,807)         2,029,635

                                                                   ------------
 U.S. Government Agencies--37.9%
             Federal Farm Credit
             Bank--0.6%

   1,700,000 5.73%, 7/28/2003                                         1,681,402
                                                                   ------------
             Federal Home Loan
             Bank--4.3%

   4,300,000 5.765%, 6/11/2003                                        4,259,021
   2,000,000 5.720%, 8/25/2003                                        1,976,880
   1,500,000 5.625%, 6/2/2000                                         1,503,045
   4,550,000 5.625%, 3/19/2001                                        4,542,174
                                                                   ------------
             Total                                                   12,281,120

                                                                   ------------
             Federal Home Loan Mortgage Corporation--2.7%

       2,091 12.50%, 2/1/2010                                             2,342

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           Wachovia Fixed Income Fund


  Principal

   Amount                                                           Value

-----------------------------------------------------------------------------

 U.S. Government Agencies--continued

             Federal Home Loan Mortgage Corporation--continued
 $     6,780 12.50%, 7/1/2011                                    $      7,625
       2,932 12.50%, 3/1/2014                                           3,314
       1,541 11.00%, 10/1/2010                                          1,681
       9,965 11.00%, 10/1/2015                                         10,898
      16,393 9.50%, 7/1/2016                                           17,400
       1,641 9.50%, 2/1/2019                                            1,747
       6,539 9.00%, 5/15/2016                                           7,005
       2,140 9.00%, 1/1/2019                                            2,273
       5,568 8.50%, 7/1/2017                                            5,890
       1,056 8.50%, 8/1/2017                                            1,116
      15,406 8.00%, 1/1/2008                                           15,972
      10,275 8.00%, 12/1/2008                                          10,596
         531 8.00%, 1/1/2009                                              550
       5,230 8.00%, 2/1/2009                                            5,394
      31,977 8.00%, 4/1/2009                                           33,072
       1,177 8.00%, 7/1/2017                                            1,234
       1,357 8.00%, 1/1/2019                                            1,424
      30,346 7.50%, 9/1/2007                                           31,228
     500,519 7.50%, 2/1/2023                                          511,936
     511,621 7.00%, 6/1/2008                                          519,081
     499,175 6.50%, 4/1/2009                                          499,150
   1,359,456 6.50%, 11/1/2011                                       1,356,479
   1,772,048 6.50%, 8/1/2013                                        1,765,952
   3,000,000 5.75%, 7/15/2003                                       2,973,270
                                                                 ------------
             Total                                                  7,786,629

                                                                 ------------
             Federal National Mortgage Association--20.0%
         184 12.50%, 9/1/2013                                             208
       1,596 9.50%, 7/1/2016                                            1,705
         307 9.00%, 1/1/2017                                              326
         150 8.50%, 2/1/2019                                              158
       2,494 8.00%, 11/1/2008                                           2,579
       4,960 8.00%, 1/1/2009                                            5,141
      22,721 8.00%, 9/1/2009                                           23,552
     438,449 7.50%, 1/1/2023                                          448,121
     814,260 7.50%, 5/1/2026                                          831,059
   2,606,686 7.00%, 11/1/2028                                       2,608,302
   5,236,234 6.50%, 9/1/2012                                        5,213,299
   1,811,649 6.50%, 7/1/2013                                        1,803,714
   2,400,000 6.50%, 1/25/2014                                       2,373,744
   2,482,290 6.50%, 1/1/2028                                        2,425,644
  15,885,687 6.50%, 2/1/2029                                       15,523,176
   2,948,819 6.50%, 3/1/2029                                        2,881,527
   4,000,000 6.50%, 6/1/2099                                        3,908,720
   2,968,074 6.29%, 4/1/2008                                        2,940,255

  Principal

   Amount                                                          Value

----------------------------------------------------------------------------

 U.S. Government Agencies--continued

             Federal National Mortgage Association--continued
 $   993,069 6.20%, 9/1/2008                                    $    977,736
   1,974,511 6.10%, 3/1/2008                                       1,933,377
   2,520,931 6.10%, 8/1/2008                                       2,466,441
     882,846 6.00%, 1/1/2009                                         867,114
   1,372,681 6.00%, 4/1/2011                                       1,341,795
   7,478,652 6.00%, 4/1/2013                                       7,296,323
     900,000 5.44%, 1/29/2001                                        896,481
                                                                ------------
             Total                                                56,770,497

                                                                ------------
             Government National Mortgage Association--10.3%
       6,575 11.00%, 9/15/2015                                         7,266
       1,130 11.00%, 11/15/2015                                        1,254
       1,247 10.50%, 10/15/2000                                        1,283
       1,027 10.50%, 11/15/2000                                        1,057
      11,727 10.50%, 8/15/2017                                        12,753
      13,200 9.50%, 5/15/2016                                         14,189
      25,104 9.50%, 6/15/2016                                         26,987
       9,426 9.50%, 7/15/2016                                         10,133
     106,623 9.50%, 12/15/2016                                       114,619
      12,000 9.50%, 9/15/2017                                         12,899
      10,030 9.50%, 10/15/2017                                        10,780
       1,556 9.50%, 7/15/2018                                          1,673
      43,193 9.50%, 4/15/2020                                         46,410
      11,663 9.50%, 6/15/2020                                         12,532
      26,011 9.50%, 9/15/2020                                         27,948
      59,797 9.50%, 10/15/2020                                        64,250
      16,135 9.50%, 11/15/2020                                        17,337
      22,482 9.00%, 5/15/2016                                         24,124
      22,390 9.00%, 6/15/2016                                         23,982
       8,155 9.00%, 7/15/2016                                          8,736
       1,185 9.00%, 8/15/2016                                          1,270
      60,983 9.00%, 9/15/2016                                         65,326
      38,333 9.00%, 10/15/2016                                        41,065
      21,764 9.00%, 11/15/2016                                        23,396
       2,168 9.00%, 12/15/2016                                         2,322
     101,334 9.00%, 1/15/2017                                        108,642
      10,133 9.00%, 5/15/2017                                         10,853
       7,533 9.00%, 6/15/2017                                          8,095
         295 9.00%, 7/15/2017                                            316
       3,020 9.00%, 4/15/2018                                          3,243
      21,595 9.00%, 5/15/2018                                         23,197
      12,497 9.00%, 6/15/2018                                         13,424
      25,218 9.00%, 10/15/2019                                        27,078
      14,651 9.00%, 11/15/2019                                        15,732
      23,129 9.00%, 12/15/2019                                        24,834

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           Wachovia Fixed Income Fund


  Principal

   Amount                                                             Value

-------------------------------------------------------------------------------

 U.S. Government Agencies--continued

             Government National Mortgage Association--continued
 $    18,358 9.00%, 1/15/2020                                      $     19,700
      20,014 9.00%, 11/15/2020                                           21,477
     102,558 9.00%, 1/15/2021                                           109,992
      14,599 8.50%, 5/15/2016                                            15,507
      94,442 8.50%, 6/15/2016                                           100,314
       7,092 8.50%, 7/15/2016                                             7,533
       4,147 8.50%, 6/15/2017                                             4,402
       1,368 8.50%, 9/15/2017                                             1,452
      24,881 8.50%, 5/15/2021                                            26,334
       9,150 8.50%, 9/15/2021                                             9,684
     100,887 8.50%, 11/15/2021                                          106,783
      32,544 8.50%, 12/15/2021                                           34,446
       3,185 8.50%, 4/15/2022                                             3,371
      61,178 8.50%, 5/15/2022                                            64,753
      33,096 8.50%, 6/15/2022                                            35,030
       8,563 8.00%, 2/15/2017                                             8,957
       7,571 8.00%, 6/15/2017                                             7,918
      96,584 8.00%, 4/15/2022                                           100,719
     225,620 8.00%, 5/15/2022                                           235,279
     188,335 8.00%, 9/15/2022                                           196,398
     189,735 7.50%, 2/15/2022                                           194,359
     154,516 7.50%, 8/15/2022                                           158,281
     116,085 7.50%, 10/15/2022                                          118,914
     103,639 7.50%, 11/15/2022                                          106,165
     396,209 7.50%, 12/15/2022                                          405,864
     196,627 7.50%, 2/15/2023                                           201,419
      55,420 7.50%, 3/15/2023                                            56,771
     661,902 7.50%, 1/15/2024                                           677,827
     610,055 7.00%, 6/15/2023                                           611,385
   1,030,945 6.50%, 5/15/2009                                         1,031,800
     674,361 6.50%, 5/15/2011                                           674,780
   2,290,032 6.50%, 4/15/2024                                         2,240,659
   9,938,461 6.50%, 1/15/2029                                         9,693,080
   3,496,371 6.50%, 3/15/2029                                         3,410,046
   1,058,889 6.00%, 5/15/2009                                         1,042,339
   6,973,383 6.00%, 1/15/2029                                         6,609,443
                                                                   ------------
             Total                                                   29,152,186

                                                                   ------------
             Total U.S. Government Agencies (identified cost
             $109,533,157)                                          107,671,834

                                                                   ------------

  Principal
   Amount

  or Shares                                                         Value

-----------------------------------------------------------------------------
 U.S. Treasury Obligations--12.6%

             United States Treasury Note--3.2%

 $   550,000 5.375%, 2/15/2001                                   $    549,653
   4,500,000 5.75%, 8/15/2003                                       4,509,135
   4,000,000 5.875%, 11/15/2005                                     4,018,760
                                                                 ------------
             Total                                                  9,077,548

                                                                 ------------
             U.S. Treasury Bonds--9.4%

   5,600,000 6.125%, 11/15/2027                                     5,665,632
  19,400,000 6.75%, 8/15/2026                                      21,158,028
                                                                 ------------
             Total                                                 26,823,660

                                                                 ------------
             Total U.S. Treasury Obligations (identified cost
             $37,426,902)                                          35,901,208

                                                                 ------------
 Closed-End Investment Companies--7.1%

     153,200 2002 Target Term Trust, Inc.                           2,183,100
     222,100 Blackrock 1999 Term Trust                              2,221,000
     357,200 Blackrock 2001 Term Trust, Inc.                        3,237,125
     387,800 Blackrock Strategic Term Trust, Inc.                   3,587,150
     548,500 Blackrock Target Term Trust                            5,347,875
     157,600 RCM Strategic Global Government Fund                   1,536,600
     296,300 Templeton Global Income Fund                           1,944,469
                                                                 ------------
             Total Closed-End Investment Companies (identified
             cost $19,101,780)                                     20,057,319

                                                                 ------------
 (3) Repurchase Agreement--5.4%

 $15,446,707 Goldman Sachs Group, LP, 4.50%, dated 5/28/1999,
             due 6/1/1999 (at amortized cost)                      15,446,707

                                                                 ------------
             Total Investments (identified cost $291,063,825)    $286,416,113

                                                                 ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    Wachovia Intermediate Fixed Income Fund
                            Portfolio of Investments

                            May 31, 1999 (unaudited)


  Principal

   Amount                                                              Value

-------------------------------------------------------------------------------
 Asset-Backed Securities--10.1%

             Banking & Finance--1.2%

 $ 1,000,000 First Union National Bank, 1999-C2, Class A1, 6.36%,
             6/15/2008                                              $   993,030
                                                                    -----------
             Finance--8.9%

     760,000 DLJ Commercial Mortgage Corp. 1999-CG1, Class A1B,
             6.46%, 1/10/2009                                           745,742

   1,135,000 Discover Card Master Trust I 1998-7, Class A, 5.60%,
             5/16/2006                                                1,108,089
   1,475,000 Distribution Financial Services RV Trust, 1999-1,
             Class A5, 5.97%, 8/15/2013                               1,463,731

   2,000,000 Heller Equipment Asset Receivables Trust 1999-1, Class A4, 5.62%,
             12/13/2004 1,959,280

   2,140,000 Premier Auto Trust 1998-1, Class A4, 5.70%,

             10/6/2002                                                2,131,975

                                                                    -----------
             Total                                                    7,408,817

                                                                    -----------
             Total Asset-Backed Securities (identified cost
             $8,541,030)                                              8,401,847

                                                                    -----------
 Collateralized Mortgage Obligations--0.4%

  10,410,550 Nomura Asset Securities Corp. 1998-D6, Class ACS1,
             1.65%, 3/17/2028 (identified cost $310,474)                310,474

                                                                    -----------
 Corporate Bonds--34.8%
             Basic Materials--1.2%

   1,000,000 Monsanto Co., Note, 6.00%, 7/1/2000                      1,002,320
                                                                    -----------
             Communication Services--1.0%

     900,000 AT&T Corp., Global Bond, 6.00%, 3/15/2009                  861,966
                                                                    -----------
             Consumer Cyclical--1.2%

   1,000,000 Ford Motor Co., Note, 7.25%, 10/1/2008                   1,029,680
                                                                    -----------
             Consumer Non-Durables--1.2%

   1,000,000 Philip Morris Cos., Inc., 7.65%, 7/1/2008                1,040,880
                                                                    -----------
             Finance--13.6%

   1,000,000 BankBoston, N.A., Sub. Note, 6.50%, 12/19/2007             969,960

  Principal

   Amount                                                              Value

-------------------------------------------------------------------------------

 Corporate Bonds--continued
             Finance--continued

 $ 1,000,000 CIGNA Corp., Note, 7.40%, 5/15/2007                    $ 1,021,370
   2,350,000 Ford Motor Credit Corp., Unsecd. Note, 6.25%,
             11/8/2000                                                2,360,176
   1,000,000 J.P. Morgan & Co., Inc., Sub. Note, 6.00%, 1/15/2009       937,110
   1,000,000 J.P. Morgan & Co., Inc., Sub. Note, 7.625%,
             9/15/2004                                                1,047,050
   1,000,000 Morgan Guaranty Trust Co., New York, 5.75%,
             10/8/1999                                                1,000,390
   1,000,000 Pitney Bowes Credit Corp., MTN, 6.78%, 7/16/2001         1,013,630
   1,000,000 Sears Roebuck Acceptance Corp., 6.95%, 5/15/2002         1,018,310
   1,000,000 State Street Boston Corp., 5.95%, 9/15/2003                974,560
   1,000,000 Union Planters Corp., Sub. Note, 6.50%, 3/15/2018          962,920
                                                                    -----------
             Total                                                   11,305,476

                                                                    -----------
             Financial Services--8.4%

   2,000,000 CIT Group, Inc., Sr. Note, 5.80%, 3/26/2002              1,971,840
   1,000,000 Lehman Brothers Holdings, Inc., Note, 6.89%,
             10/10/2000                                               1,009,730
   1,000,000 Lehman Brothers Holdings, Inc., Note, 7.375%,
             5/15/2004                                                1,010,240
   1,000,000 Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003          986,130
   1,000,000 Merrill Lynch & Co., Inc., Bond, 6.00%, 7/15/2005          970,420
   1,000,000 Salomon, Inc., Sr. Note, 7.30%, 5/15/2002                1,024,990
                                                                    -----------
             Total                                                    6,973,350

                                                                    -----------
             Healthcare--1.2%

   1,000,000 Bristol-Myers Squibb Co., Deb., 6.80%, 11/15/2026          989,520
                                                                    -----------
             Recreation--3.0%

   2,500,000 Disney (Walt) Co., Bond, Series B, 6.75%, 3/30/2006      2,518,850
                                                                    -----------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    Wachovia Intermediate Fixed Income Fund


  Principal

   Amount                                                             Value

------------------------------------------------------------------------------

 Corporate Bonds--continued
             Retail--1.5%

 $   265,000 Archer-Daniels-Midland Co., Note, 6.625%, 5/1/2029    $   248,350
   1,000,000 Wal-Mart Stores, Inc., Note, 5.875%, 10/15/2005           972,430
                                                                   -----------
             Total                                                   1,220,780

                                                                   -----------
             Transportation--2.5%

   1,000,000 Burlington Northern, Inc., Equip. Trust, Series
             96AA, 7.46%, 9/24/2011                                  1,036,770

   1,000,000 CSX Corp., Deb., 7.05%, 5/1/2002                        1,012,390
                                                                   -----------
             Total                                                   2,049,160

                                                                   -----------
             Total Corporate Bonds (identified cost $28,983,259)    28,991,982

                                                                   -----------
 U.S. Government Agencies--37.5%
             Federal Farm Credit--2.4%

   2,080,000 5.750%, 9/1/2005                                        2,028,000
                                                                   -----------
             Federal Home Loan Bank
             System--1.2%

   1,000,000 5.280%, 1/6/2004                                          965,780
                                                                   -----------
             Federal National Mortgage Association--26.5%

   2,986,736 7.000%, 9/1/2027                                        2,988,588
     150,000 6.550%, 9/12/2005                                         152,367
   1,200,000 6.500%, 12/1/1999                                       1,172,616
   3,330,529 6.500%, 7/1/2013                                        3,315,941
   3,809,065 6.500%, 8/1/2028                                        3,722,143
   4,423,613 6.500%, 2/1/2029                                        4,322,667
   2,625,000 6.350%, 6/10/2005                                       2,640,986
   3,857,267 6.000%, 8/1/2013                                        3,763,227
                                                                   -----------
             Total                                                  22,078,535

                                                                   -----------

  Principal
   Amount

  or Shares                                                            Value

-------------------------------------------------------------------------------

 U.S. Government Agencies--continued

             Government National Mortgage Association--7.4%
 $ 4,033,980 6.000%, 2/15/2029                                      $ 3,823,610
   2,442,398 6.000%, 3/15/2029                                        2,314,929
                                                                    -----------
             Total                                                    6,138,539

                                                                    -----------
             Total U.S. Government Agencies (identified cost
             $31,884,588)                                            31,210,854

                                                                    -----------
 U.S. Treasury Obligations--11.8%
             United States Treasury
             Bonds--11.8%

   3,470,000 6.125%, 11/15/2027                                       3,510,668
   1,600,000 7.125%, 2/15/2023                                        1,804,992
   1,175,000 7.250%, 5/15/2016                                        1,314,343
   2,600,000 8.000%, 11/15/2021                                       3,190,694
                                                                    -----------
             Total U.S. Treasury Obligations (identified cost
             $10,140,375)                                             9,820,697

                                                                    -----------
 Closed-End Investment Companies--6.3%

       7,200 2002 Target Term Trust, Inc.                               102,600
      32,900 Blackrock Target Term Trust                                320,775
     228,000 TCW/DW Term Trust 2000                                   2,194,500
      50,000 TCW/DW Term Trust 2002                                     487,500
     224,600 TCW/DW Term Trust 2003                                   2,119,663
                                                                    -----------
             Total Closed-End Investment Companies (identified
             cost $5,196,212)                                         5,225,038

                                                                    -----------
 (3) Repurchase Agreement--0.4%

 $   362,640 Goldman Sachs Group, LP, 4.50%, dated 5/28/1999, due
             6/1/1999 (at amortized cost)                               362,640
                                                                    -----------
             Total Investments (identified cost $85,418,578)        $84,323,532

                                                                    -----------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     Wachovia Short Term Fixed Income Fund
                            Portfolio of Investments

                            May 31, 1999 (unaudited)


 Principal

   Amount                                                             Value

------------------------------------------------------------------------------
 Asset-Backed Securities--2.3%
 $1,000,000 Distribution Financial Services RV Trust, Series

            1999-2, Class A4, 6.48%, 10/15/2013 (identified cost
            $999,780)                                              $   995,080
                                                                   -----------
 Collateralized Mortgage Obligations--4.0%

            Federal National Mortgage Association, Series 1993-
            137, Class B, 5.85%, 7/25/2000 (identified cost
            $1,759,573)                                              1,760,952

                                                                   -----------
 Corporate Bonds--45.2%
            Banking & Finance--5.6%

  2,500,000 NationsBank Corp., 5.750%, 3/15/2001                     2,488,550
                                                                   -----------
            Finance--19.2%

  2,000,000 Bankers Trust Corp., 5.850%, 5/11/2000                   2,004,760
  1,000,000 First National Bank of Chicago, 7.000%, 5/8/2000         1,008,365
  2,500,000 General Motors Acceptance Corp., 5.630%, 2/25/2000       2,496,500
  1,000,000 Household Finance Corp., 6.125%, 7/15/2002                 993,030
  2,000,000 Merrill Lynch & Co., Inc., 6.020%, 5/11/2001             1,997,580
                                                                   -----------
            Total                                                    8,500,235

                                                                   -----------
            Health Services--5.7%

  2,500,000 McKesson Corp., 6.600%, 3/1/2000                         2,511,475
                                                                   -----------
            Retail--3.4%

  1,500,000 Wal-Mart Stores, Inc., 5.850%, 6/1/2000                  1,503,720
                                                                   -----------
            Technology--6.8%

  3,000,000 Xerox Corp., 5.750%, 7/21/2000                           2,998,716
                                                                   -----------
            Utilities-Electric--4.5%

  2,000,000 Kansas City Power & Light Co., 6.370%, 10/15/1999        2,007,180
                                                                   -----------
            Total Corporate Bonds (identified cost $20,051,885)     20,009,876

                                                                   -----------

 Principal
   Amount

 or Shares                                                             Value

-------------------------------------------------------------------------------
 U.S. Government Agencies--23.8%

            Federal Home Loan Bank System--13.4%

 $6,000,000 5.735%, 7/22/2003                                       $ 5,935,320
                                                                    -----------
            Federal National Mortgage Association--10.4%

  4,731,094 6.000%, 9/1/2013                                          4,615,750
                                                                    -----------
            Total U.S. Government Agencies (identified cost
            $10,638,841)                                             10,551,070

                                                                    -----------
 U.S. Treasury Obligations--17.6%
            United States Treasury Notes--17.6%

  2,000,000 5.625%, 12/31/2002                                        1,998,440
  3,000,000 5.750%, 4/30/2003                                         3,007,020
  1,000,000 5.750%, 8/15/2003                                         1,002,030
  1,750,000 6.250%, 8/31/2002                                         1,781,710
                                                                    -----------
            Total                                                     7,789,200

                                                                    -----------
            Total U.S. Treasury Obligations (identified cost
            $7,947,422)                                               7,789,200

                                                                    -----------
 Closed-End Investment Company--4.4%
    192,301 Blackrock 1999 Term Trust (identified cost

            $1,785,515)                                               1,923,010
                                                                    -----------
 (3) Repurchase Agreement--1.5%

 $  684,523 Goldman Sachs Group, LP, 4.500%, dated 5/28/1999, due
            6/1/1999 (at amortized cost)                                684,523
                                                                    -----------
            Total Investments (identified cost $43,867,539)         $43,713,711

                                                                    -----------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      Wachovia Georgia Municipal Bond Fund
                            Portfolio of Investments

                            May 31, 1999 (unaudited)


 Principal                                                  Credit
   Amount                                                   Rating*    Value

-------------------------------------------------------------------------------
 Long-Term Municipals--96.9%

            Georgia--96.6%

 $  330,000 Alpharetta, GA Development Authority,
            University and College Improvement Revenue
            Bonds, 4.80% (Original Issue Yield: 4.925%),

            11/1/2018                                          AA   $   314,939
    600,000 Americus-Sumter County, GA Hospital
            Authority, Revenue Bonds, 5.125% (AMBAC INS),

            12/1/2018                                         Aaa       584,832
    100,000 Atlanta, GA Downtown Development Authority,

            Refunding Revenue Bonds, 6.25% (Original

            Issue Yield: 6.435%), 10/1/2016                    AA       108,505
    200,000 Atlanta, GA, GO UT (Series A), 6.125%
            (Original Issue Yield: 6.18%), 12/1/2023           AA       222,828
    510,000 Atlanta, GA, Urban Residential Finance
            Authority, Dorm Facility Revenue Refunding
            Bonds, 5.70% (Morehouse College)/(MBIA INS),

            12/1/2010                                         AAA       546,052

     80,000 Brunswick, GA, Water & Sewer Refunding
            Revenue Bonds, 6.10% (MBIA INS)/(Original

            Issue Yield: 6.27%), 10/1/2019                    AAA        90,431
     60,000 Burke County, GA Development Authority, PCR

            Bonds, 7.50% (Oglethorpe Power Corp.)/(MBIA

            INS), 1/1/2003                                    AAA        63,581


 Principal                                                 Credit
   Amount                                                  Rating*    Value

------------------------------------------------------------------------------

 Long-Term Municipals--continued
            Georgia--continued

 $   50,000 Chatham County, GA School District, GO UT,

            6.75% (MBIA INS), 8/1/2018                       AAA   $    56,176
    300,000 Cherokee County, GA Water & Sewer Authority,
            Revenue Bonds, 4.75% (Original Issue Yield:

            4.99%), 8/1/2028                                 AAA       277,077
    500,000 Cherokee County, GA Water & Sewer Authority,
            Water Utility & Sewer Improvement Revenue
            Bonds, 5.00% (FGIC INS)/(Original Issue

            Yield: 5.25%), 8/1/2027                          AAA       482,750
    790,000 Clayton County & Clayton County, GA Water
            Authority, Refunding Revenue Bonds, 5.20%
            (MBIA INS)/(Original Issue Yield: 5.30%),

            5/1/2005                                         AAA       830,819

    325,000 Clayton County, GA, GO UT Correctional
            Facilities and Public Improvements Bonds,

            4.50%, 8/1/2001                                   AA       330,473

    100,000 Cobb County, GA Solid Waste Management

            Authority, Revenue Bonds, 6.35%, 1/1/2009        AAA       110,873
    750,000 Cobb County, GA, GO UT, 5.375% (Original

            Issue Yield: 5.50%), 1/1/2010                    AAA       785,108
  1,000,000 Cobb County, GA, Refunding Revenue Bonds

            (Series A), 5.20% (Original Issue Yield:

            5.25%), 7/1/2005                                  AA     1,052,940

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      Wachovia Georgia Municipal Bond Fund


 Principal                                                  Credit
   Amount                                                   Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            Georgia--continued

 $  500,000 Coweta County, GA Development Authority,
            School Improvements, 3.70% (AMBAC LOC)/

            (Original Issue Yield: 3.85%), 12/1/1999          AAA   $   500,960
    500,000 Coweta County, GA School System, GO UT Bonds,
            5.00%, 8/1/2009                                   AA-       518,340
  1,000,000 Dalton, GA, Refunding Revenue Bonds, 5.00%
            (MBIA INS), 1/1/2004                              AAA     1,038,770

    150,000 De Kalb County, GA Development Authority, GO UT Bonds, 5.50%
            (Original Issue Yield:

            5.60%), 1/1/2016                                  AA+       156,228

    200,000 De Kalb County, GA School District, GO UT

            Bonds (Series A), 6.25%, 7/1/2011                  AA       228,038
  1,000,000 De Kalb County, GA Water & Sewer, Refunding

            Revenue Bonds, 5.125% (Original Issue Yield:

            5.25%), 10/1/2011                                  AA     1,014,580

    500,000 De Kalb County, GA Water & Sewer, Refunding Revenue Bonds, 5.25%
            (Original Issue Yield:

            5.42%), 10/1/2023                                  AA       495,825

    500,000 De Kalb County, GA, Refunding Revenue Bonds
            (Series A), 5.375% (Emory University),

            11/1/2005                                          AA       534,360

    100,000 Decatur, GA Housing Authority, Mortgage
            Refunding Revenue Bonds, 6.45% (FHA and MBIA

            INS)/(Original Issue Yield: 6.524%), 7/1/2025     AAA       104,935


 Principal                                                  Credit
   Amount                                                   Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            Georgia--continued

 $  500,000 Downtown Savannah, GA, Refunding Revenue
            Bonds (Series A), 4.95% (Original Issue

            Yield: 5.05%), 1/1/2006                            AA   $   515,355
    160,000 Fayette County, GA, Water Revenue Bonds
            (Series B), 6.20% (FGIC INS)/(Original Issue

            Yield: 6.30%), 10/1/2022                          AAA       174,571
     60,000 Forsyth County, GA School District, GO UT

            Bonds, 6.70%, 7/1/2012                            AA-        70,694
     25,000 Fulton County, GA School District, GO UT
            Bonds, 5.60% (Original Issue Yield: 5.65%),

            1/1/2011                                           AA        26,952
  1,950,000 Fulton County, GA Water & Sewage System,
            4.75%, 1/1/2020                                   AA-     1,826,916
    475,000 Fulton County, GA Water & Sewage System,
            6.25% (FGIC INS)/ (Original Issue Yield:

            6.425%), 1/1/2007                                 AAA       530,033
    300,000 Fulton County, GA Water & Sewage System,
            Revenue Refunding Bonds, 5.625% (FGIC

            INS)/(Original Issue Yield: 5.75%), 1/1/2001      AAA       308,952
    500,000 Fulton De Kalb, GA Hospital Authority,

            Revenue Bonds, 5.50% (MBIA INS)/(Original

            Issue Yield: 5.85%), 1/1/2012                     AAA       522,435
    400,000 Gainsville & Hall County, GA Hospital
            Authority, Revenue Anticipation Certificates,
            5.75% (Northeast GA Healthcare Project)/
            (MBIA INS)/(Original Issue Yield: 5.98%),

            10/1/2017                                         AAA       416,768

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      Wachovia Georgia Municipal Bond Fund


 Principal                                                  Credit
   Amount                                                   Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            Georgia--continued

 $  300,000 Georgia Medical Center Hospital Authority,
            Refunding Revenue Anticipation Certificates
            (Series C), 5.90% (Columbus Regional

            Healthcare System)/

            (MBIA INS)/(Original Issue Yield: 5.95%),

            8/1/2001                                          AAA   $   313,290
    285,000 Georgia Municipal Electric Authority,
            Electric Power Refunding Revenue Bonds
            (Series B), 6.125% (FGIC INS)/(Original Issue

            Yield: 6.30%), 1/1/2014                           AAA       306,574
    500,000 Georgia State HFA, Refunding Revenue SFM
            Bonds (Subseries A-2), 6.55% (FHA/VA mtgs

            GTD), 12/1/2027                                   AAA       529,475
    200,000 Georgia State, GO UT Bonds (Series B), 7.20%,
            3/1/2006                                          AAA       233,826
    500,000 Georgia State, GO UT Bonds (Series D), 6.80%,
            8/1/2000                                          AAA       519,940
    200,000 Georgia State, GO UT Bonds (Series F), 6.50%,
            12/1/2007                                         AAA       230,076
    500,000 Georgia State, GO UT Refunding Bonds, 5.80%
            (Original Issue Yield: 5.50%), 3/1/2000           AAA       509,855
  1,480,000 Georgia State, GO UT, 5.25% (Original Issue

            Yield: 3.75%), 10/1/2007                          AAA     1,575,993
    430,000 Georgia State, GO UT, 6.25%, 4/1/2007             AAA       483,612
    500,000 Georgia State, GO UT, 6.50% (Original Issue
            Yield: 6.63%), 4/1/2006                           AAA       565,675


 Principal                                                  Credit
   Amount                                                   Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            Georgia--continued

 $  100,000 Gwinnett County, GA, Water & Sewage Utility
            Certificates of Participation, 8.40%,

            8/1/2001                                          AAA   $   109,663
    600,000 Henry County, GA & Henry County Water & Sewer
            Authority, Revenue Bond, 5.00% (AMBAC

            INS)/(Original Issue Yield: 5.32%), 2/1/2026      AAA       579,810
    400,000 Marietta, GA Development Authority, Revenue

            Bonds (Series B), 5.75% (Life College,
            Inc.)/(FGIC INS)/

            (Original Issue Yield: 5.91%), 9/1/2014           AAA       423,528
    500,000 Marietta, GA, GO UT (Series A) School
            Improvement Bonds, 4.50% (Original Issue

            Yield: 4.88%), 2/1/2019                           AA-       453,450
    500,000 Meriwether County, GA School District, GO UT

            Bonds, 7.00% (FSA INS), 2/1/2007                  AAA       581,205
    400,000 Newton County School District, GA, GO UT Bonds, 5.625% (FGIC
            INS)/(Original Issue

            Yield: 5.70%), 2/1/2013                           AAA       422,724
    100,000 Peach County, GA School District, GO UT
            Bonds, 6.30% (MBIA INS)/(Original Issue

            Yield: 6.35%), 2/1/2014                           AAA       112,106
    250,000 Private Colleges & Universities Facilities of

            GA, Refunding Revenue Bonds, 5.625% (Agnes
            Scott College Project)/

            (Original Issue Yield: 5.70%), 6/1/2023            AA       258,743


(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      Wachovia Georgia Municipal Bond Fund


 Principal                                                  Credit
   Amount                                                   Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            Georgia--continued

 $1,400,000 Private Colleges & Universities Facilities of
            GA, University and College Improvements,
            4.75% (Agnes Scott College Project)/(MBIA

            INS)/(Original Issue Yield: 5.079%), 6/1/2028     AAA   $ 1,293,376
    685,000 Richmond County, GA Water & Sewage, Refunding
            Revenue Bonds, 5.25% (FGIC INS)/(Original

            Issue Yield: 5.491%), 10/1/2021                   AAA       688,213
    200,000 Rockdale County, GA School District, GO UT

            Bonds, 6.30%, 1/1/2007                             A1       221,256
    150,000 Savannah, GA Resources Recovery Development

            Authority, Refunding Revenue Bonds, 5.95%

            (Savannah Energy Systems Co.), 12/1/2002           A+       157,638
    335,000 Savannah, GA Resources Recovery Development

            Authority, Revenue Bonds, 6.30% (Savannah

            Energy Systems Co.), 12/1/2006                     A+       354,353
    110,000 Savannah, GA Water & Sewage, Revenue Bonds,

            5.10% (Original Issue Yield: 5.55%),

            12/1/2010                                         AA-       111,873

                                                                    -----------
            Total                                                    25,878,350

                                                                    -----------

 Principal

   Amount                                                   Credit
 or Shares                                                  Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            Puerto Rico--0.3%

 $   25,000 Puerto Rico Commonwealth Infrastructure
            Financing Authority, Revenue Bonds (Series
            A), 5.00% (AMBAC LOC)/(Original Issue Yield:

            5.28%), 7/1/2028                                  AAA   $    24,345
      5,000 Puerto Rico Electric Power Authority, Revenue
            Bonds (Series DD), 5.00% (MBIA INS)/(Original

            Issue Yield: 5.28%), 7/1/2028                     AAA         4,869
     45,000 Puerto Rico Highway and Transportation
            Authority, Refunding Revenue Bonds (Series A), 5.00% (AMBAC
            LOC)/(Original Issue Yield:

            5.16%), 7/1/2028                                  AAA        43,820

                                                                    -----------
            Total                                                        73,034

                                                                    -----------
            Total Long-Term Municipals (identified cost

            $25,328,815)                                             25,951,384
                                                                    -----------
 Open-End Investment Companies--1.7%

      8,690 Dreyfus Tax Exempt Money Market Fund                          8,690
    450,440 Fidelity Tax Exempt Money Market Fund                       450,440
                                                                    -----------
            Total Open-End Investment Companies (at net

            asset value)                                                459,130

                                                                    -----------
            Total Investments (identified cost

            $25,787,945)                                            $26,410,514
                                                                    -----------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  Wachovia North Carolina Municipal Bond Fund
                            Portfolio of Investments

                            May 31, 1999 (unaudited)


 Principal                                                  Credit
   Amount                                                   Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--94.0%
            North Carolina--93.9%

 $1,030,000 Buncombe County, NC, GO UT Bonds, 4.90%

            (Original Issue Yield: 5.15%), 4/1/2014            AA   $ 1,028,321
  1,400,000 Carteret County, NC, GO UT Bonds, 5.40% (MBIA
            INS)/(Original Issue Yield: 5.60%), 5/1/2015      AAA     1,451,856
  1,000,000 Centennial Authority, NC, Revenue Bonds,

            4.85% (FSA INS)/(Original Issue Yield:

            4.95%), 9/1/2009                                  AAA     1,018,960
    100,000 Charlotte, NC, GO UT Bonds, 5.70%, 2/1/2007       AAA       108,134
  1,500,000 Charlotte, NC, GO UT Refunding Bonds, 5.00%

            (Original Issue Yield: 3.95%), 2/1/2001           AAA     1,534,305
  1,250,000 Charlotte, NC, GO UT Refunding Bonds, 5.00%

            (Original Issue Yield: 5.10%), 2/1/2009           AAA     1,302,000
    840,000 Charlotte, NC, GO UT Refunding Bonds, 5.00%

            (Original Issue Yield: 5.15%), 2/1/2012           AAA       862,596
    900,000 Charlotte, NC, GO UT Water & Sewer Bonds
            (Series A), 5.30%, 4/1/2008                       AAA       951,984
  1,120,000 Charlotte, NC, GO UT Water & Sewer Bonds,

            5.50%, 5/1/2005                                   AAA     1,197,146
  2,000,000 Charlotte, NC, GO UT Water & Sewer Bonds,
            5.80%, 2/1/2014                                   AAA     2,179,400
  1,000,000 Charlotte, NC, GO UT Water & Sewer Bonds,
            5.90%, 2/1/2018                                   AAA     1,093,920
    960,000 Charlotte-Mecklenburg Hospital Authority, NC,

            Health System Refunding Revenue Bonds, 5.75%

            (Original Issue Yield: 6.498%), 1/1/2012           AA     1,013,251


 Principal                                                  Credit
   Amount                                                   Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            North Carolina--continued

 $1,000,000 Charlotte-Mecklenburg Hospital Authority, NC,
            Revenue Bonds, 5.60% (Original Issue Yield:

            5.70%), 1/15/2009                                  AA   $ 1,073,090
    250,000 Concord, NC, (Series A) Multiple Utility
            Improvement Revenue Bonds, 5.00% (MBIA INS),

            12/1/2022                                         AAA       242,435
    345,000 Concord, NC, Certificate of Participation,

            5.60% (MBIA INS)/(Original Issue Yield:

            5.70%), 6/1/2005                                  AAA       368,056
    445,000 Concord, NC, Certificate of Participation,

            5.40% (MBIA INS)/(Original Issue Yield:

            5.50%), 6/1/2003                                  AAA       466,013
  1,000,000 Concord, NC, Revenue Bonds (Series A), 5.00%
            (MBIA INS), 12/1/2017                             AAA       986,340
  2,000,000 Cumberland County, NC Hospital Facilities,

            Refunding Revenue Bonds, 4.00%, 10/1/2002          A-     1,987,860
    210,000 Cumberland County, NC Hospital Facilities,

            Revenue Bonds, 6.00% (MBIA INS)/

            (Original Issue Yield: 6.84%), 10/1/2021          AAA       220,704
  1,100,000 Cumberland County, NC Industrial Facilities &

            Pollution Control Financing Authority,

            Revenue Bonds Weekly VRDNs (Monsanto Co.)          A2     1,100,000
    100,000 Cumberland County, NC, Certificate of
            Participation (Series A), 6.375% (Cumberland
            County, NC Civic Center Project)/(AMBAC

            INS)/(Original Issue Yield: 6.50%), 12/1/2010     AAA       112,900


(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  Wachovia North Carolina Municipal Bond Fund


 Principal                                                  Credit
   Amount                                                   Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            North Carolina--continued

 $  615,000 Currituck County, NC, GO UT Bonds, 5.40%
            (MBIA INS), 4/1/2009                              AAA   $   651,396
    100,000 Durham County, NC, GO UT Bonds, 5.75%
            (Original Issue Yield: 5.95%), 2/1/2009           AAA       106,330
     50,000 Durham, NC Water & Sewer Utility System,
            Revenue Bonds, 5.80% (Original Issue Yield:

            5.85%), 12/1/2003                                  AA        53,775
    100,000 Durham, NC, GO UT Revenue Bonds, 5.80%
            (Original Issue Yield: 5.95%), 2/1/2012           AAA       108,809
    100,000 East Carolina University, NC, Revenue Bonds,

            5.50% (Original Issue Yield: 5.60%), 5/1/2018       A       101,229
  1,500,000 Fayetteville, NC Public Works Commission,

            Refunding Revenue Bonds, 4.75% (FGIC

            INS)/(Original Issue Yield: 5.23%), 3/1/2014      AAA     1,464,900
  1,000,000 Forsyth County, NC, GO UT, 4.75%, 2/1/2005        AAA     1,032,300

    160,000 Franklin County, NC, Certificates of Participation, 6.10% (Jail &
            School Project)/(FGIC INS)/(Original Issue Yield:

            6.20%), 6/1/2003                                  AAA       172,667

    310,000 Fremont, NC Housing Development Corp., First
            Lien Revenue Refunding Bonds, 6.75% (Torhunta

            Apts)/

            (FNMA COL), 7/15/2022                             Aaa       326,101
  2,025,000 Gastonia, NC Combined Utilities System,
            Revenue Bonds, 4.75% (MBIA INS)/ (Original

            Issue Yield: 4.98%), 5/1/2015                     AAA     1,964,371
    100,000 Gastonia, NC Combined Utilities System,
            Revenue Bonds, 6.00% (MBIA INS)/

            (Original Issue Yield: 6.10%), 5/1/2014           AAA       110,195
    500,000 Gastonia, NC, GO UT Bonds, 5.30% (FGIC
            INS)/(Original Issue Yield: 5.40%), 6/1/2009      AAA       527,555


 Principal                                                  Credit
   Amount                                                   Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            North Carolina--continued

 $  500,000 Gastonia, NC, GO UT, 5.40% (MBIA INS),
            5/1/2011                                          AAA   $   527,485
  1,000,000 Greensboro, NC, Certificate of Participation
            (Series A), 5.625% (Original Issue Yield:

            6.05%), 12/1/2015                                  AA     1,048,760

    105,000 Greensboro, NC, Certificates
            of Participation, 6.65% (Coliseum Arena
            Expansion Project)/(Original Issue Yield:

            6.70%), 12/1/2004                                  AA       113,400

  2,535,000 Greensboro, NC, GO UT Bonds, 4.70% (Original

            Issue Yield: 4.90%), 4/1/2016                     AAA     2,441,408
    100,000 Greenville, NC Combined Enterprise System,

            Revenue Bonds, 5.70% (Original Issue Yield:

            5.75%), 9/1/2006                                   A+       108,044

     75,000 Harnett County, NC, Certificates of

            Participation, 5.90% (AMBAC INS), 12/1/2000       AAA        77,698

    500,000 Harnett County, NC, Certificates of

            Participation, 6.20% (AMBAC INS), 12/1/2009       AAA       551,985
    600,000 High Point, NC, GO UT Revenue Bonds, 5.60%,

            3/1/2008                                           AA       642,126
    600,000 Lee County, NC, GO UT, 5.00% (MBIA
            INS)/(Original Issue Yield: 5.05%), 4/1/2009      AAA       621,918
    100,000 Martin County, NC IFA, PCR Bonds, 6.80%

            (Weyerhaeuser Co.), 5/1/2024                        A       108,672
    850,000 Martin County, NC IFA, Revenue Bonds, 5.65%
            (Weyerhaeuser Co.), 12/1/2023                       A       857,582
  1,925,000 Mecklenburg County, NC, GO UT (Series B),
            4.40% (Original Issue Yield: 4.60%), 2/1/2013     AAA     1,842,186
  1,705,000 Mecklenburg County, NC, GO UT Bonds, 4.80%

            (Original Issue Yield: 4.90%), 3/1/2009           AAA     1,746,960
  3,670,000 Mecklenburg County, NC, GO UT, 4.40%
            (Original Issue Yield: 4.45%), 2/1/2011           AAA     3,570,763


(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  Wachovia North Carolina Municipal Bond Fund


 Principal                                                  Credit
   Amount                                                   Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            North Carolina--continued

 $1,000,000 Mecklenburg County, NC, GO UT, 4.40%,

            2/1/2010                                          AAA   $   984,630
    150,000 Moore County, NC, GO UT Bonds, 4.60% (MBIA
            INS)/

            (Original Issue Yield: 4.65%), 6/1/2011           AAA       147,810
    675,000 Moore County, NC, GO UT Public Improvements,

            4.90% (MBIA INS)/(Original Issue Yield:

            4.95%), 6/1/2015                                  AAA       667,109
    600,000 Moore County, NC, GO UT Public Improvement,
            4.90% (MBIA INS)/(Original Issue Yield:

            4.90%), 6/1/2014                                  AAA       597,792
    350,000 New Hanover County, NC, GO UT Bonds, 4.80%,
            2/1/2017                                          AA-       337,011
    350,000 New Hanover County, NC, GO UT Bonds, 4.90%,
            2/1/2018                                          AA-       340,252

    100,000 North Carolina Educational Facilities Finance
            Agency, Refunding Revenue Bonds, 6.00%

            (Davidson College)/

            (Original Issue Yield: 6.20%), 12/1/2012           AA       107,697
    450,000 North Carolina Educational Facilities Finance

            Agency, Revenue Bonds (Series B), 4.25% (Duke
            University)/

            (Original Issue Yield: 4.30%), 10/1/2003          AA+       456,664
  1,000,000 North Carolina Educational Facilities Finance

            Agency, Revenue Bonds (Series C), 6.75% (Duke
            University)/

            (Original Issue Yield: 6.769%), 10/1/2021         AA+     1,078,740
     20,000 North Carolina HFA, Multi-family Refunding

            Revenue Bonds (Series B), 6.90% (FHA INS),

            7/1/2024                                          Aa2        21,394
     85,000 North Carolina HFA, Revenue Bonds (Series Z),
            6.60%, 9/1/2026                                    AA        90,368

 Principal                                                  Credit
   Amount                                                   Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            North Carolina--continued

 $  750,000 North Carolina HFA, Revenue Bonds, 6.20%,

            3/1/2018                                           AA   $   791,895
  2,000,000 North Carolina Medical Care Commission,
            Refunding Revenue Bonds, 5.00% BANs, 6/1/2013     AAA     1,983,100
     50,000 North Carolina Medical Care Commission,

            Refunding Revenue Bonds, 6.125% (Rex
            Hospital)/(Original Issue Yield: 6.219%),

            6/1/2010                                           A+        54,782
  1,000,000 North Carolina Medical Care Commission,
            Revenue Bonds (Series C), 5.25% (Duke
            University Hospital)/(Original Issue Yield:

            5.65%), 6/1/2017                                   AA     1,000,280
  3,500,000 North Carolina Medical Care Commission,
            Revenue Bonds, 4.75% (FirstHealth of the Carolina's, Inc.)/(Original
            Issue Yield:

            5.14%), 10/1/2026                                 AA-     3,137,575
    525,000 North Carolina Medical Care Commission,
            Revenue Bonds, 5.20% (Moore Regional
            Hospital)/(FGIC INS)/(Original Issue Yield:

            5.30%), 10/1/2013                                 AAA       533,888
  1,500,000 North Carolina Medical Care Commission,
            Revenue Bonds, 5.375% (Wake County Hospital
            Systems)/(MBIA INS)/(Original Issue Yield:

            5.75%), 10/1/2026                                 AAA     1,510,530
  1,000,000 North Carolina Medical Care Commission,
            Revenue Bonds, 7.00% (Duke University
            Hospital)/(Original Issue Yield: 7.08%),

            6/1/2021                                           NR     1,081,930
  1,095,000 North Carolina Medical Care Commission,
            Refunding Revenue Bonds, 5.10% (Wilson
            Memorial Hospital)/(AMBAC INS)/(Original

            Issue Yield: 5.25%), 11/1/2009                    AAA     1,131,682


(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  Wachovia North Carolina Municipal Bond Fund


 Principal                                                  Credit
   Amount                                                   Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            North Carolina--continued

 $1,525,000 North Carolina Medical Care Commission,
            Refunding Revenue Bonds, 5.20% (Wilson
            Memorial Hospital)/(AMBAC INS)/(Original

            Issue Yield: 5.35%), 11/1/2010                    AAA   $ 1,573,312
    850,000 North Carolina Medical Care Commission,
            Refunding Revenue, 7.375% (Presbyterian
            Hospital)/(United States Treasury
            PRF)/(Original Issue Yield: 7.417%),

            10/1/2000 (Callable @ 102)                        AAA       909,908
    115,000 North Carolina Municipal Power Agency No. 1,

            Catawba Electric Revenue Refunding Bonds,

            5.90% (Original Issue Yield: 5.95%), 1/1/2003      A-       120,778
  1,200,000 North Carolina State, GO UT (Series A), 6.00%

            (Original Issue Yield: 5.85%), 3/1/2000           AAA     1,225,428
  1,000,000 North Carolina State, GO UT Refunding Bonds

            (Series C), 4.80% (North Carolina Prison
            Facilities)/(Original Issue Yield: 4.85%),

            3/1/2009                                          AAA     1,024,610
    575,000 Onslow County, NC, GO UT Bonds, 5.70% (MBIA
            INS)/

            (Original Issue Yield: 5.85%), 3/1/2013           AAA       610,995
    635,000 Pitt County, NC, Refunding Revenue Bonds,

            5.20% (Pitt County Memorial Hospital)/

            (Original Issue Yield: 5.30%), 12/1/2008           NR       668,718
    350,000 Raleigh, NC, Certificate Participation
            Refunding Bonds, 5.00% (Cabarrus Street
            Parking Facilities Project)/(Original Issue

            Yield: 5.10%), 12/1/2009                           AA       357,910
    230,000 Raleigh, NC, Certificate Participation
            Refunding Bonds, 5.10% (Cabarrus Street
            Parking Facilities Project)/(Original Issue

            Yield: 5.20%), 12/1/2010                           AA       234,692


 Principal                                                  Credit
   Amount                                                   Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            North Carolina--continued

 $  400,000 Raleigh, NC, GO UT Refunding Bonds, 6.40%,

            3/1/2006                                          AAA   $   426,104
    500,000 Raleigh, NC, Revenue Bonds, 4.75% (Original

            Issue Yield: 5.04%), 3/1/2024                     AA+       465,215
    300,000 Raleigh, NC, Water Utility Improvement
            Revenue Bonds, 5.125% (Original Issue Yield:

            5.61%), 3/1/2022                                  AA+       294,834

    800,000 Randolph County, NC, Certificates of
            Participation, 4.875% (MBIA INS)/(Original

            Issue Yield: 5.05%), 6/1/2006                     AAA       826,352
    500,000 Robeson County, NC, GO UT Refunding Bonds,

            4.90% (AMBAC INS), 2/1/2007                       AAA       516,930
  1,025,000 Sanford, NC, GO UT Bonds, 4.90% (MBIA INS),
            3/1/2009                                          AAA     1,054,172
  1,095,000 Shelby, NC Housing Development Corp.,
            Mortgage Revenue Bonds, 6.10% (Hickory Creek
            Apartments)/

            (FHA INS), 2/1/2023                               AAA     1,156,123
  1,500,000 Wake County, NC Industrial Facilities & PCFA,
            (Series 1990A) Daily VRDNs (Carolina Power &

            Light Co.)/(Fuji Bank, Ltd., Tokyo LOC)           AA-     1,500,000
    500,000 Wake County, NC, GO UT Refunding Bonds, 4.60%
            (Original Issue Yield: 4.70%), 4/1/2004           AAA       513,085
    650,000 Wake County, NC, GO UT Refunding Bonds, 4.70%
            (Original Issue Yield: 4.80%), 4/1/2005           AAA       669,188
  1,000,000 Wake County, NC, GO UT, 4.50% (Original Issue

            Yield: 4.62%), 3/1/2009                           AAA     1,002,680
    500,000 Wake County, NC, GO UT, 4.90%, 3/1/2004           AAA       519,625

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  Wachovia North Carolina Municipal Bond Fund


 Principal                                                  Credit
   Amount                                                   Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            North Carolina--continued

 $1,375,000 Wake County, NC, Hospital Revenue Bonds,
            5.125% (MBIA INS)/(Original Issue Yield:

            5.35%), 10/1/2026                                 AAA   $ 1,385,395
     75,000 Wilmington, NC, GO UT Revenue Bonds, 5.60%
            (Original Issue Yield: 5.75%), 6/1/2010            A+        79,325

                                                                    -----------
            Total                                                    74,368,394

                                                                    -----------
            Puerto Rico--0.1%

     25,000 Puerto Rico Commonwealth Infrastructure Financing Authority, Revenue
            Bonds (Series A), 5.00% (AMBAC LOC)/(Original Issue Yield:

            5.28%), 7/1/2028                                  AAA        24,345

     25,000 Puerto Rico Electric Power Authority, Revenue
            Bonds (Series DD), 5.00% (MBIA INS)/(Original

            Issue Yield: 5.28%), 7/1/2028                     AAA        24,345


 Principal

   Amount                                                  Credit
 or Shares                                                 Rating*    Value

------------------------------------------------------------------------------

 Long-Term Municipals--continued
            Puerto Rico--continued

 $   25,000 Puerto Rico Highway and Transportation
            Authority, Refunding Revenue Bonds (Series
            A), 5.00% (AMBAC LOC)/(Original Issue Yield:

            5.16%), 7/1/2028                                 AAA   $    24,345
                                                                   -----------
            Total                                                       73,035

                                                                   -----------
            Total Long-Term Municipals (identified cost

            $72,353,681)                                            74,441,429
                                                                   -----------
 Open-End Investment Companies--9.8%

  3,984,903 AIM Global Management Money Market Fund                  3,984,903
    118,000 Dreyfus Tax Exempt Money Market Fund                       118,000
  3,691,213 Fidelity Tax Exempt Money Market Fund                    3,691,213
                                                                   -----------
            Total Open-End Investment Companies

            (at net asset value)                                     7,794,116

                                                                   -----------
            Total Investments (identified cost

            $80,147,797)                                           $82,235,545
                                                                   -----------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  Wachovia South Carolina Municipal Bond Fund
                            Portfolio of Investments

                            May 31, 1999 (unaudited)


 Principal                                                 Credit
   Amount                                                  Rating*    Value

-------------------------------------------------------------------------------
 Long-Term Municipals--92.5%

            South Carolina--91.6%

 $  540,000 Barnwell County, SC School District No. 45,
            GO UT Refunding Bonds, 5.60% (AMBAC
            INS)/(State Aid Withholding LOC)/(Original

            Issue Yield: 5.65%), 2/1/2012                    AAA   $    566,681
    570,000 Barnwell County, SC School District No. 45,
            GO UT Refunding Bonds, 5.60% (AMBAC
            INS)/(State Aid Withholding LOC)/(Original

            Issue Yield: 5.70%), 2/1/2013                    AAA        596,824
  1,300,000 Beaufort County, SC School District, GO UT,

            4.70%, 3/1/2006                                   AA      1,329,913

    500,000 Beaufort County, SC, Certificate of
            Participation, 5.00% (Hilton Head Airport),

            7/1/2001                                          A2        510,775

    675,000 Beaufort County, SC, Certificates of
            Participation, 7.125% (AMBAC INS)/

            (Original Issue Yield: 7.45%), 6/1/2012          AAA        713,583
    855,000 Beaufort-Jasper, SC Water & Sewer Authority,

            Waterworks and Sewer System Revenue Bonds,
            5.90% (FGIC INS)/

            (Original Issue Yield: 6.00%), 3/1/2016          AAA        909,275
    750,000 Berkeley County, SC Pollution Control
            Facilities, Revenue Bonds 6.50% (South

            Carolina Electric and Gas), 10/1/2014              A        815,513
  1,500,000 Berkeley County, SC, Water & Sewer Refunding

            Revenue Bonds, 5.50% (MBIA INS)/

            (Original Issue Yield: 5.55%), 6/1/2013          AAA      1,566,570
  1,000,000 Camden, SC Public Utility, Revenue Refunding

            Bonds, 5.50% (MBIA INS)/(Original Issue

            Yield: 5.80%), 3/1/2022                          AAA      1,031,530



 Principal                                                 Credit
   Amount                                                  Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            South Carolina--continued

 $1,105,000 Charleston County, SC Airport District,
            Airport System Refunding Revenue Bonds,

            4.75% (MBIA INS), 7/1/2015                       AAA   $  1,064,601
  3,000,000 Charleston County, SC School District, GO UT

            School Improvement, 4.00%, 2/1/2002               AA      3,015,390
  1,260,000 Charleston, SC Waterworks and Sewer
            Refunding Revenue Bonds, 5.00% (MBIA INS),

            1/1/2022                                         AAA      1,212,901

  1,000,000 Charleston, SC Waterworks and Sewer
            Refunding Revenue Bonds, 6.00% (Original

            Issue Yield: 6.242%), 1/1/2012                   AA-      1,060,280
  3,000,000 Charleston, SC Waterworks and Sewer, Revenue

            Refunding Bonds, 4.50% (FGIC LOC)/(Original

            Issue Yield: 5.03%), 1/1/2024                    AAA      2,666,490
  1,900,000 Charleston, SC, Certificates of
            Participation, 5.00% (AMBAC INS)/(Original

            Issue Yield: 5.39%), 9/1/2015                    AAA      1,859,511
  1,000,000 Charleston, SC, Certificates of
            Participation, 7.10% (MBIA INS)/(United
            States Treasury PRF), 6/1/2001 (Callable

            @ 102)                                           AAA      1,083,480
    250,000 Charleston, SC, GO Bonds (Series A), 6.30%,
            9/1/2005                                          AA        267,583
    875,000 Chester County, SC School District, GO UT,
            6.85% (United States Treasury PRF)/(Original

            Issue Yield: 6.95%), 2/1/2012                     AA        913,001


(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  Wachovia South Carolina Municipal Bond Fund


 Principal                                                 Credit
   Amount                                                  Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            South Carolina--continued

 $1,125,000 Chester County, SC School District, GO UT,
            6.85% (United States Treasury PRF)/(Original
            Issue Yield: 6.90%), 2/1/2000 (Callable

            @ 102)                                            AA   $  1,173,859
  1,500,000 Columbia, SC Waterworks & Sewer System,
            Refunding Revenue Bonds, 5.70%, 2/1/2010          AA      1,630,590
  1,000,000 Columbia, SC, Parking Facilities Refunding

            Revenue Bonds, 5.875% (AMBAC INS)/(Original

            Issue Yield: 6.007%), 12/1/2013                  AAA      1,082,840
  1,065,000 Dorchester County, SC School District No.

            002, GO UT Bonds, 5.125% (FGIC

            INS)/(Original Issue Yield: 5.25%), 2/1/2012     AAA      1,079,335
  1,500,000 Dorchester County, SC School District No.

            002, GO UT Bonds, 5.20% (FGIC INS), 2/1/2018 AAA 1,501,980 2,250,000
  Dorchester County, SC School District No.

            002, GO UT Bonds, 5.20% (FGIC INS)/(Original

            Issue Yield: 5.35%), 2/1/2017                    AAA      2,254,995
    600,000 Dorchester County, SC School District No.

            002, GO UT Bonds, 6.65% (MBIA INS)/(United States Treasury
            PRF)/(Original Issue Yield:

            6.85%), 7/1/1999 (Callable @ 102)                AAA        613,758
    870,000 Edgefield County, SC School District, GO UT

            Bonds, 6.40% (FSA INS)/(Original Issue

            Yield: 6.60%), 2/1/2009                          AAA        957,418
  1,155,000 Fairfield County, SC School District,
            Certificates of Participation, 5.50%
            (Fairfield Primary Geiger)/(Asset Guaranty

            GTD)/(Original Issue Yield: 5.60%), 3/1/2007      AA      1,215,557



 Principal                                                 Credit
   Amount                                                  Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            South Carolina--continued

 $2,000,000 Fairfield County, SC, PCR Bonds, 6.50%

            (South Carolina Electric and Gas), 9/1/2014       A+   $  2,181,620
    500,000 Florence County, SC, Hospital Revenue Bonds,
            6.75% (Mcleod Regional Medical Center)/(FGIC
            INS)/(Original Issue Yield: 7.00%),

            11/1/2010                                        AAA        532,460
  1,500,000 Florence County, SC, Revenue Bonds, 4.75%
            (Mcleod Regional Medical Center)/(MBIA
            INS)/(Original Issue Yield: 4.75%),

            11/1/2027                                        AAA      1,362,120
  2,805,000 Grand Strand Water & Sewage Authority, SC,
            Revenue Refunding Bonds, 6.375% (South
            Carolina Waterworks & Sewer System)/(MBIA
            INS)/(Original Issue Yield: 6.508%),

            6/1/2012                                         AAA      3,236,157
    800,000 Grand Strand Water & Sewage Authority, SC,
            Waterworks & Sewer System Revenue Refunding
            Bonds, 6.00% (MBIA INS)/(Original Issue

            Yield: 6.595%), 6/1/2019                         AAA        839,256
    500,000 Greenville County, SC, IRB, 7.10% (Lockheed
            Aeromod Center Incorporated Project),

            11/1/2011                                       BBB+        532,130
  5,250,000 Greenville, SC Hospital System Facilities,
            Refunding Revenue Bonds (Series B), 5.25%

            (Original Issue Yield: 6.125%), 5/1/2023          AA      5,052,653
    600,000 Greenville, SC Hospital System Facilities,

            Refunding Revenue Bonds, 5.75% (Original

            Issue Yield: 5.95%), 5/1/2013                     AA        632,274


(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  Wachovia South Carolina Municipal Bond Fund


 Principal                                                 Credit
   Amount                                                  Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            South Carolina--continued

 $1,500,000 Greenville, SC Hospital System Facilities,
            Revenue Bonds (Series B), 5.25% (Original

            Issue Yield: 6.076%), 5/1/2017                    AA   $  1,478,535
    760,000 Greenville, SC Hospital System Facilities,
            Revenue Bonds, 7.00% (Greenville Health
            Corp.)/(Original Issue Yield: 7.454%),

            5/1/2017                                         AAA        799,930

  2,000,000 Greenville, SC Waterworks Revenue, Revenue
            Bonds, 5.50% (Original Issue Yield: 5.60%),

            2/1/2022                                          AA      2,039,680

  1,000,000 Hilton Head Island, SC Public Facilities
            Corp., Certificates of Participation, 5.40%
            (AMBAC INS)/(Original Issue Yield: 5.599%),

            3/1/2009                                         AAA      1,042,480

    980,000 Horry County, SC, GO UT Refunding Bonds

            (Series B), 4.65% (MBIA INS), 12/1/2005          AAA      1,006,176
  1,960,000 Lancaster County, SC School District, GO UT,

            6.50% (MBIA INS)/(Original Issue Yield:

            6.599%), 7/1/2008                                AAA      2,145,690

    655,000 Lexington & Richland Counties, SC School
            District No. 005, GO UT Bonds, 5.05% (MBIA

            INS), 3/1/2005                                   AAA        683,682
    175,000 Lexington County, SC, IRB, (Series C), 8.00%
            (J.B. White & Co. Project), 1/1/2011              NR        184,678
  2,000,000 Lexington County, SC Health Services
            District, Inc., Refunding Revenue Bonds,
            5.125% (FSA INS)/(Original Issue Yield:

            5.50%), 11/1/2021                                AAA      1,945,360

  2,500,000 Lexington County, SC Health Services
            District, Inc., Revenue Bonds, 5.125% (FSA
            INS)/(Original Issue Yield: 5.53%),

            11/1/2026                                        AAA      2,414,250


 Principal                                                 Credit
   Amount                                                  Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            South Carolina--continued

 $  805,000 Medical University of South Carolina,
            Hospital Facilities Revenue Bonds, 5.25%
            (MBIA INS)/(Original Issue Yield: 5.25%),

            7/1/2004                                         AAA   $    846,176
  2,000,000 North Charleston, SC Sewer District,
            Refunding Revenue Bonds (Series A), 6.00%
            (MBIA INS)/(Original Issue Yield: 6.593%),

            7/1/2018                                         AAA      2,100,600

    500,000 North Charleston, SC Sewer District, Revenue
            Bonds (Series B), 6.00% (MBIA INS)/(Original

            Issue Yield: 6.593%), 7/1/2018                   AAA        531,255
    275,000 Oconee County, SC School District, GO UT

            Bonds, 5.10% (MBIA INS)/(Original Issue

            Yield: 5.50%), 9/1/2013                          AAA        277,321
  2,500,000 Oconee County, SC, PCR Refunding Revenue

            Bonds, 5.80% (Duke Energy Corp.), 4/1/2014       AA-      2,627,800
    590,000 Piedmont Municipal Power Agency, SC,

            Electricity Refunding Revenue Bonds, 6.85%

            (FGIC INS), 1/1/2007                             AAA        628,149
    970,000 Piedmont Municipal Power Agency, SC,
            Refunding Revenue Bonds (Series A), 6.375%
            (FGIC LOC)/

            (Original Issue Yield: 6.45%), 1/1/2006          AAA      1,075,614
  1,000,000 Piedmont Municipal Power Agency, SC,
            Refunding Revenue Bonds, 6.50% (FGIC

            INS)/(Original Issue Yield: 6.88%), 1/1/2011     AAA      1,057,710
  1,325,000 Richland-Lexington Airport District, Airport

            & Marina Revenue Bonds, 6.125% (Columbia
            Metropolitan Airport)/(AMBAC INS)/

            (Original Issue Yield: 6.40%), 1/1/2025          AAA      1,411,814


(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  Wachovia South Carolina Municipal Bond Fund


 Principal                                                 Credit
   Amount                                                  Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            South Carolina--continued

 $  600,000 Richland County, SC Hospital Facilities,
            Revenue Bonds (Series PG-A), 7.10%
            (Community Provider Pooled Loan

            Program)/(FSA INS), 7/1/2005                     AAA   $    671,682
  1,500,000 Richland County, SC School District No. 001,
            GO UT, 4.625%, 3/1/2022                           AA      1,366,020

    650,000 Richland County, SC Solid Waste Disposal
            Facilities, Revenue Bonds (Series A), 7.45%
            (Union Camp Corp. Project)/(Original Issue

            Yield: 7.513%), 4/1/2021                          A-        698,848
  1,390,000 Richland County, SC, GO UT Refunding Bonds

            (Series B), 6.25% (State Aid Withholding

            LOC), 3/1/2001                                    AA      1,449,895
    135,000 Rock Hill, SC Housing Development Corp.,
            Multi-family Refunding Revenue Bonds, 7.50%,

            7/1/2010                                         Aaa        143,899
  1,000,000 South Carolina Job Development Authority,

            Revenue Bonds, 5.25% (Anderson Area Medical
            Center, Inc.)/(MBIA INS)/(Original Issue

            Yield: 5.63%), 2/1/2015                          AAA      1,002,340
    500,000 South Carolina Resources Authority, Local

            Government Program, Revenue Bonds (Series

            A), 7.00%, 6/1/2003                               A+        526,245

  1,000,000 South Carolina State Educational Assistance
            Authority, Refunding Revenue Bonds (Series
            A-3), 5.80% (Original Issue Yield: 5.90%),

            9/1/2004                                         AAA      1,060,670

  1,000,000 South Carolina State Educational Assistance
            Authority, Refunding Revenue Bonds (Series
            B), 5.70% (Original Issue Yield: 5.75%),

            9/1/2005                                           A      1,053,260


 Principal                                                 Credit
   Amount                                                  Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            South Carolina--continued

 $  975,000 South Carolina State Housing Finance &
            Development Authority, Refunding Revenue

            Bonds (Series A), 6.15%, 7/1/2008                 AA   $  1,035,821
  1,200,000 South Carolina State Housing Finance &
            Development Authority, Revenue Bonds (Series

            A), 7.30% (FHA/VA mtgs GTD), 7/1/2011             AA      1,275,000
  1,000,000 South Carolina State Housing Finance &
            Development Authority, Revenue Bonds (Series

            A-1), 6.45% (FHA/VA mtgs GTD), 7/1/2017          Aa2      1,064,150
    500,000 South Carolina State Housing Finance &
            Development Authority, Revenue Bonds (Series

            C), 7.70% (FHA/VA mtgs GTD), 7/1/2011             AA        517,865
    520,000 South Carolina State Housing Finance &
            Development Authority, Revenue Bonds (Series

            C), 7.75% (FHA/VA mtgs GTD), 7/1/2022             AA        540,056
     30,000 South Carolina State Housing Finance &
            Development Authority, Refunding Revenue
            Bonds (Series A), 7.50% (FHA/VA mtgs GTD),

            7/1/2011                                          AA         30,920
  1,000,000 South Carolina State Ports Authority,
            Revenue Bonds, 6.50% (AMBAC INS)/

            (Original Issue Yield: 6.75%), 7/1/2006          AAA      1,058,600
  1,000,000 South Carolina State Ports Authority,
            Revenue Bonds, 6.625% (AMBAC INS)/

            (Original Issue Yield: 6.823%), 7/1/2011         AAA      1,068,240
    525,000 South Carolina State Ports Authority,

            Revenue Bonds, 6.75% (AMBAC INS)/

            (Original Issue Yield: 6.90%), 7/1/2021          AAA        561,251


(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  Wachovia South Carolina Municipal Bond Fund


 Principal                                                 Credit
   Amount                                                  Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            South Carolina--continued

 $2,495,000 South Carolina State Public Service
            Authority, (Series C) Refunding Revenue
            Bonds, 5.125% (Original Issue Yield: 5.47%),

            1/1/2032                                         AAA   $  2,392,031
  2,500,000 South Carolina State Public Service Authority, Revenue Refunding
            Bonds, 5.00% (MBIA INS)/(Original Issue Yield: 5.20%),

            1/1/2025                                         AAA      2,400,550

  2,000,000 South Carolina State Public Service
            Authority, Revenue Bond, 5.00% (MBIA INS)/

            (Original Issue Yield: 5.20%), 1/1/2015          AAA      1,986,000
  1,950,000 South Carolina State Public Service
            Authority, Revenue Bonds (Series D), 6.50%
            (Santee Cooper)/(AMBAC INS)/(Original Issue

            Yield: 6.553%), 7/1/2014                         AAA      2,134,743
  1,000,000 South Carolina State Public Service
            Authority, Refunding Revenue Bonds, 5.00%
            (FGIC INS)/(Original Issue Yield: 5.30%),

            1/1/2018                                         AAA        974,560

  1,040,000 South Carolina State, (Series A) GO UT

            Highway Improvement Bonds, 4.50%, 4/1/2020       AAA        958,537
  1,000,000 South Carolina State, GO UT (Series A),

            6.20% (Original Issue Yield: 4.75%),

            2/1/2000                                         AAA      1,020,170

  1,210,000 South Carolina State, GO UT Bonds (Series

            A), 4.50% (State Highway), 4/1/2023              AAA      1,103,726
  4,500,000 South Carolina State, GO UT Revenue Bonds

            (Series A), 5.00% (Original Issue Yield:

            5.45%), 3/1/2008                                 AAA      4,680,045

  1,150,000 South Carolina State, GO UT, 4.50% (State

            Highway), 4/1/2022                               AAA      1,052,388
  1,000,000 South Carolina State, GO UT, 5.75% (Original
            Issue Yield: 4.70%), 8/1/2003                    AAA      1,071,580


 Principal                                                 Credit
   Amount                                                  Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            South Carolina--continued

 $  590,000 South Carolina State, State Capital

            Improvement (Series B), 5.75%, 8/1/2000          AAA   $    606,632
  2,000,000 South Carolina Transportation Infrastructure
            Bank, Revenue Bonds, 4.50% (MBIA INS),

            10/1/2014                                        AAA      1,890,560

  1,500,000 Spartanburg County, SC Health Services
            District, Inc., Refunding Revenue Bonds,

            5.50% (AMBAC INS)/

            (Original Issue Yield: 5.70%), 4/15/2015         AAA      1,543,830
  1,500,000 Spartanburg County, SC Health Services

            District, Inc., Revenue Bonds, 5.50% (MBIA
            INS)/(Original Issue Yield: 6.00%),

            4/15/2027                                        AAA      1,534,920
  1,000,000 Spartanburg County, SC Hospital Facilities,
            Revenue Refunding Bonds, 6.55% (Spartanburg
            General Hospital System)/(FSA INS),

            4/15/2010                                        AAA      1,078,550
    450,000 Spartanburg, SC Leased Housing Corp.,
            Refunding Revenue Bonds, 7.50%, 10/1/2011         A2        481,901
  1,000,000 Spartanburg, SC Waterworks, Refunding

            Revenue Bonds, 5.00% (FGIC INS), 6/1/2027        AAA        958,580
  1,000,000 Sumter County, SC Hospital Facilities,

            Refunding Revenue Bonds, 6.625% (Tuomey
            Regional Medical Center)/
            (MBIA INS)/(Original Issue Yield: 6.98%),

            11/15/2004                                       AAA      1,117,540

  1,000,000 University South Carolina, Parking
            Facilities Refunding Revenue Bonds, 5.00%
            (MBIA INS)/(Original Issue Yield: 5.40%),

            5/1/2015                                         AAA        992,910
  1,465,000 University of South Carolina, Revenue Bonds,
            5.70% (MBIA INS), 6/1/2020                       AAA      1,534,646

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  Wachovia South Carolina Municipal Bond Fund


 Principal                                                 Credit
   Amount                                                  Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            South Carolina--continued

 $1,300,000 Western Carolina Regional Sewer Authority,
            SC, Sewer System Revenue Bonds, 5.50% (FGIC
            INS)/(Original Issue Yield: 5.627%),

            3/1/2010                                         AAA   $  1,368,575
  1,000,000 York County, SC, GO UT Refunding Bonds,
            4.90% (AMBAC INS)/(Original Issue Yield:

            5.10%), 6/1/2010                                 AAA      1,006,390

                                                                   ------------
            Total                                                   120,373,929

                                                                   ------------
            Puerto Rico--0.9%

     10,000 Puerto Rico Commonwealth Infrastructure Financing Authority, Revenue
            Bonds (Series A), 5.00% (AMBAC LOC)/(Original Issue Yield:

            5.28%), 7/1/2028                                 AAA          9,738
  1,080,000 Puerto Rico Electric Power Authority,
            Revenue Bonds (Series DD), 5.00% (MBIA

            INS)/(Original Issue Yield: 5.28%), 7/1/2028     AAA      1,051,682



 Principal

   Amount                                                  Credit
 or Shares                                                 Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            Puerto Rico--continued

 $   60,000 Puerto Rico Highway and Transportation
            Authority, Refunding Revenue Bonds (Series
            A), 5.00% (AMBAC LOC)/(Original Issue Yield:

            5.16%), 7/1/2028                                 AAA   $     58,427
                                                                   ------------
            Total                                                     1,119,847

                                                                   ------------
            Total Long-Term Municipals (identified cost

            $116,301,753)                                           121,493,776
                                                                   ------------
 Open-End Investment Companies--6.4%

  1,263,078 AIM Global Management Money Market Fund                   1,263,078
    819,258 Dreyfus Tax Exempt Money Market Fund                        819,258
  6,258,296 Fidelity Tax Exempt Money Market Fund                     6,259,296
                                                                   ------------
            Total Open-End Investment Companies

            (at net asset value)                                      8,341,632

                                                                   ------------
            Total Investments (identified cost

            $124,643,385)                                          $129,835,408
                                                                   ------------

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     Wachovia Virginia Municipal Bond Fund
                            Portfolio of Investments

                            May 31, 1999 (unaudited)


 Principal                                                 Credit
   Amount                                                  Rating*    Value

-------------------------------------------------------------------------------
 Long-Term Municipals--96.8%

            Virginia--96.7%

 $  500,000 Albemarle County, VA, Refunding Revenue
            Bonds, 5.50% (Original Issue Yield: 5.634%),

            8/1/2006                                          A+   $    528,940
    850,000 Arlington County, VA, GO UT Refunding Bonds,
            6.00%, 6/1/2004                                  AAA        926,262

  1,000,000 Arlington County, VA, GO UT, 5.40% (Original

            Issue Yield: 5.55%), 6/1/2015                    AAA      1,031,790
  1,455,000 Arlington County, VA, Refunding Bonds, 4.70%
            (Original Issue Yield: 4.75%), 6/1/2006          AAA      1,498,505
  2,080,000 Arlington, VA IDA, Revenue Bonds, 5.45% (The

            Nature Conservancy)/(Original Issue Yield:

            5.57%), 7/1/2027                                 Aa1      2,126,051
  1,100,000 Arlington, VA IDA, Refunding Revenue Bonds,

            5.30% (Arlington Hospital)/(United States
            Treasury PRF)/(Original Issue Yield: 5.47%),

            9/1/2003                                          A1      1,106,127
  2,000,000 Augusta County, VA IDA, Revenue Bonds,
            6.625% (Augusta Hospital Corp.)/ (AMBAC
            INS)/(Original Issue Yield: 6.817%),

            9/1/2012                                         AAA      2,161,620
  1,000,000 Chesapeake Bay Bridge & Tunnel District, VA,
            Refunding Revenue Bonds, 5.50% (MBIA LOC)/

            (Original Issue Yield: 4.86%), 7/1/2025          AAA      1,052,100
  1,000,000 Chesapeake Bay Bridge & Tunnel District, VA,

            Revenue Bonds, 5.30% (FGIC INS)/(Original

            Issue Yield: 5.40%), 7/1/2003                    AAA      1,049,540



 Principal                                                 Credit
   Amount                                                  Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            Virginia--continued

 $3,000,000 Chesapeake, VA, GO UT, 5.00% (State Aid
            Withholding GTD)/ (Original Issue Yield:

            5.53%), 12/1/2025                                 AA   $  2,895,360
  1,750,000 Chesapeake, VA, GO UT, 5.40% (Original Issue

            Yield: 5.50%), 5/1/2008                           AA      1,860,110
    485,000 Chesterfield County, VA GO UT, 4.50%
            (Original Issue Yield: 4.75%), 1/1/2019          AAA        449,479
  1,000,000 Chesterfield County, VA, GO UT, 5.60%
            (Original Issue Yield: 5.65%), 7/15/2006         AAA      1,064,870
    600,000 Danville, VA, GO UT, 6.40% (Original Issue

            Yield: 6.45%), 5/1/2009                           A3        652,218
    500,000 Danville, VA, GO UT, 6.40% (Original Issue

            Yield: 6.50%), 5/1/2010                           A3        543,515
  1,000,000 Fairfax County, VA IDA, Refunding Revenue

            Bonds, 5.00% (Inova Health System)/(AMBAC
            INS)/ (Original Issue Yield: 5.30%),

            8/15/2013                                        AAA      1,016,750

  1,250,000 Fairfax County, VA IDA, Refunding Revenue
            Bonds, 5.25% (Inova Health System)/(FSA
            INS)/ (Original Issue Yield: 5.35%),

            8/15/2019                                        AAA      1,269,425

  1,000,000 Fairfax County, VA IDA, Refunding Revenue
            Bonds, 5.25% (Inova Health System)/(Original

            Issue Yield: 5.35%), 8/15/2019                    AA      1,015,540
  1,265,000 Fairfax County, VA Water Authority,
            Refunding Revenue Bonds, 6.00% (Original

            Issue Yield: 6.281%), 4/1/2022                    AA      1,375,801


(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     Wachovia Virginia Municipal Bond Fund


 Principal                                                 Credit
   Amount                                                  Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            Virginia--continued

 $  735,000 Fairfax County, VA Water Authority,
            Refunding Revenue Bonds, 6.00% (Original

            Issue Yield: 6.281%), 4/1/2022                   AAA   $    825,030
    500,000 Fairfax County, VA Water Authority,
            Refunding Revenue Bonds, 5.00% (Original

            Issue Yield: 5.375%), 4/1/2016                    AA        494,080
  1,500,000 Fairfax County, VA Water Authority,
            Refunding Revenue Bonds, 5.00% (Original

            Issue Yield: 5.22%), 4/1/2021                     AA      1,479,300
  2,000,000 Fairfax County, VA Water Authority,
            Refunding Revenue Bonds, 5.00% (Original

            Issue Yield: 5.30%), 4/1/2029                     AA      1,935,140
  1,000,000 Fairfax County, VA, GO UT Refunding Bonds,

            6.00% (State Aid Withholding GTD)/(Original

            Issue Yield: 6.10%), 5/1/2007                    AAA      1,030,790
    500,000 Fairfax County, VA, GO UT, 4.50% (Original

            Issue Yield: 4.426%), 6/1/2010                              495,080
  2,000,000 Fairfax County, VA, GO UT, 4.50% (Original
            Issue Yield: 4.73%), 6/1/2014                    AAA      1,912,600
  1,000,000 Hampton, VA, GO UT, 5.90% (Original Issue

            Yield: 6.00%), 1/15/2007                          AA      1,098,370
  1,000,000 Hanover County, VA IDA, Revenue Bonds, 5.50%
            (Bon Secours Health System)/ (MBIA
            INS)/(Original Issue Yield: 5.93%),

            8/15/2025                                        AAA      1,019,430
  1,000,000 Hanover County, VA IDA, Revenue Bonds, 5.50%
            (Memorial Regional Medical Center)/(MBIA
            INS)/ (Original Issue Yield: 6.00%),

            8/15/2025                                        AAA      1,019,430

 Principal                                                 Credit
   Amount                                                  Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            Virginia--continued

 $1,000,000 Hanover County, VA IDA, Revenue Bonds,
            6.375% (Memorial Regional Medical

            Center)/(MBIA INS), 8/15/2018                    AAA   $  1,154,230
  2,000,000 Henrico County, VA, GO UT Refunding Bonds,
            5.30% (Original Issue Yield: 5.45%),

            1/15/2010                                        AAA      2,078,900
  1,000,000 Henrico County, VA, Refunding Revenue Bonds,
            6.25% (Original Issue Yield: 6.65%),

            5/1/2013                                         AA-      1,053,160

  1,000,000 James City County, VA, GO UT, 5.20% (State
            Aid Withholding GTD)/(FGIC INS)/(Original

            Issue Yield: 5.35%), 12/15/2010                  AAA      1,034,910
    500,000 Loudoun County, VA Sanitation Authority,

            Revenue Bonds, 4.75% (MBIA INS), 1/1/2021        AAA        468,220
  1,000,000 Loudoun County, VA Sanitation Authority,

            Revenue Bonds, 4.75% (MBIA INS)/(Original

            Issue Yield: 5.04%), 1/1/2030                    AAA        916,420
  1,000,000 Manassas, VA, GO UT, 5.00% (Original Issue

            Yield: 5.05%), 1/1/2012                          AA-      1,009,380
  1,000,000 Newport News, VA, GO UT (Series A), 5.20%
            (Original Issue Yield: 5.35%), 1/15/2018          AA      1,014,170
  1,000,000 Newport News, VA, GO UT (Series A), 6.00%

            (Original Issue Yield: 6.05%), 6/1/2006           AA      1,068,700
  1,000,000 Newport News, VA, GO UT (Series A), 6.00%

            (Original Issue Yield: 6.10%), 6/1/2007           AA      1,070,930
  1,900,000 Norfolk, VA IDA, Refunding Revenue Bonds,

            5.50% (Sentara Hospitals), 11/1/2017              AA      1,935,245

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     Wachovia Virginia Municipal Bond Fund


 Principal                                                Credit
   Amount                                                 Rating*    Value

------------------------------------------------------------------------------

 Long-Term Municipals--continued
            Virginia--continued

 $1,000,000 Norfolk, VA IDA, Refunding Revenue Bonds,
            6.50% (Daughter's Charity-DePaul Hospital),

            12/1/2007                                       AA+   $  1,092,270
  2,500,000 Norfolk, VA IDA, Refunding Revenue Bonds,
            6.50% (Sentara Hospitals), 11/1/2013             AA      2,779,400
  1,000,000 Norfolk, VA IDA, Revenue Bonds, 6.50%
            (Children's Hospital King's Group)/
            (AMBAC INS)/(Original Issue Yield: 7.043%),

            6/1/2021                                        AAA      1,063,610
    500,000 Norfolk, VA Water Revenue, Revenue Bonds,
            5.90% (MBIA INS)/

            (Original Issue Yield: 6.194%), 11/1/2025       AAA        536,500
  1,000,000 Norfolk, VA, GO UT (Series A), 5.90%

            (Original Issue Yield: 6.00%), 2/1/2006          AA      1,054,360
  1,000,000 Norfolk, VA, GO UT Refunding Bonds (Series

            A), 6.00% (Original Issue Yield: 6.20%),

            2/1/2008                                         AA      1,055,970
  1,000,000 Norfolk, VA, GO UT Refunding Bonds, 5.25%
            (Original Issue Yield: 5.35%), 2/1/2006          AA      1,046,050
  2,000,000 Norfolk, VA, GO UT Refunding Bonds, 5.50%

            (Original Issue Yield: 5.55%), 2/1/2008          AA      2,098,540
  1,000,000 Prince William County, VA, GO UT Refunding

            Bonds, 5.90% (Original Issue Yield: 6.00%),

            12/1/2003                                        AA      1,054,790

  2,000,000 Richmond, VA Public Utility, Refunding
            Revenue Bonds (Series A), 5.125% (Original

            Issue Yield: 5.31%), 1/15/2028                   A+      1,938,580



 Principal                                                Credit
   Amount                                                 Rating*    Value

------------------------------------------------------------------------------

 Long-Term Municipals--continued
            Virginia--continued

 $1,500,000 Richmond, VA, GO UT Bonds, 5.50% (State Aid
            Withholding INS)/(Original Issue Yield:

            5.72%), 7/15/2023                                AA   $  1,532,340
  1,000,000 Richmond, VA, GO UT Refunding Bonds (Series B), 5.00% (FGIC
            INS)/(Original Issue Yield:

            5.259%), 1/15/2021                              AAA        972,250

  1,000,000 Rivanna Water & Sewer Authority, Refunding
            Revenue Bonds, 4.80% (Original Issue Yield:

            5.10%), 10/1/2015                               Aa3        971,800

    500,000 Roanoke County, VA Water System, Refunding

            Revenue Bonds, 5.00% (FGIC INS), 7/1/2021       AAA        483,425
  2,000,000 Roanoke, VA IDA, 5.25% (Roanoke Memorial

            Hospital Project--Carilion Health
            System)/(MBIA INS)/(Original Issue Yield:

            5.65%), 7/1/2025                                AAA      1,967,800

  3,475,000 Roanoke, VA, GO UT Bonds, 5.25% (Original

            Issue Yield: 5.30%), 8/1/2024                    AA      3,462,699

  1,000,000 Roanoke, VA, GO UT Bonds, 6.20%, 8/1/2005        AA      1,060,630
  1,250,000 Roanoke, VA, GO UT Bonds, 6.30% (Original
            Issue Yield: 6.35%), 8/1/2007                    AA      1,334,150
  1,000,000 Spotsylvania County, VA, GO UT Bonds, 5.50%
            (Original Issue Yield: 5.55%), 7/15/2005         A+      1,063,630
  1,000,000 Spotsylvania County, VA, GO UT Bonds, 5.70%

            (Original Issue Yield: 5.75%), 7/15/2007         A+      1,069,470


(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     Wachovia Virginia Municipal Bond Fund


 Principal                                                 Credit
   Amount                                                  Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            Virginia--continued

 $1,500,000 University of Virginia, Refunding Revenue
            Bonds (Series A), 5.20% (Original Issue

            Yield: 5.45%), 6/1/2015                          AA+   $  1,511,295
  3,800,000 Upper Occoquan Sewage Authority, VA, (Series
            A), 4.75% (MBIA LOC)/

            (Original Issue Yield: 5.30%), 7/1/2029          AAA      3,511,314
  1,000,000 Virginia Beach, VA, GO UT Bonds (Series C),

            6.10% (Original Issue Yield: 6.15%),

            8/1/2002                                          AA      1,064,450
  1,000,000 Virginia Beach, VA, GO UT Bonds, 5.70%,
            7/15/2006                                         AA      1,071,000
  1,000,000 Virginia Beach, VA, GO UT Bonds, 5.80%,
            7/15/2007                                         AA      1,073,920
  1,000,000 Virginia Beach, VA, GO UT Refunding Bonds,
            6.20% (State Aid Withholding INS)/(Original

            Issue Yield: 6.25%), 9/1/2014                     AA      1,113,750
  1,000,000 Virginia College Building Authority,
            Refunding Revenue Bonds, 5.80% (Washington &

            Lee University Project), 1/1/2024                AAA      1,086,390
  1,500,000 Virginia Polytechnical Institute & State

            University, Refunding Revenue Bonds (Series
            C), 5.50% (Original Issue Yield: 5.70%),

            6/1/2016                                          AA      1,547,820

    500,000 Virginia State Housing Development
            Authority, Refunding Revenue Bonds, 6.10%,

            1/1/2007                                         AA+        528,545

    500,000 Virginia State Housing Development
            Authority, Refunding Revenue Bonds, 6.20%,

            1/1/2008                                         AA+        532,940

    500,000 Virginia State Housing Development
            Authority, Refunding Revenue Bonds, 6.30%,

            1/1/2009                                         AA+        533,615


 Principal                                                 Credit
   Amount                                                  Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            Virginia--continued

 $  400,000 Virginia State Housing Development
            Authority, Refunding Revenue Bonds, 6.45%,

            5/1/2001                                         AA+   $    411,528
    990,000 Virginia State Housing Development
            Authority, Revenue Bonds (Series A), 6.40%,

            7/1/2017                                         AA+      1,042,203

  1,000,000 Virginia State Housing Development
            Authority, Revenue Bonds (Series B), 6.35%,

            1/1/2015                                         AA+      1,074,200

  1,000,000 Virginia State Housing Development
            Authority, Revenue Bonds (Series B), 6.55%,

            1/1/2011                                         AA+      1,075,580

    875,000 Virginia State Housing Development
            Authority, Revenue Bonds (Series F), 6.40%,

            7/1/2017                                         AA+        919,966
  1,000,000 Virginia State Public School Authority,
            Refunding Revenue Bonds, 6.25% (Original

            Issue Yield: 6.30%), 1/1/2004                     AA      1,071,850
    300,000 Virginia State Public School Authority,
            School Financing Revenue Bonds (Series B),

            5.75% (State Aid Withholding COL), 1/1/2008       AA        321,132
    250,000 Virginia State Resource Authority Sewer

            System, Refunding Revenue Bonds, 5.00%

            (Original Issue Yield: 5.182%), 5/1/2022          AA        241,230
  1,000,000 Virginia State Resources Authority Water and

            Sewer System, Refunding Revenue Bonds, 5.25%
            (Appomattox River Water Authority)/

            (Original Issue Yield: 5.70%), 10/1/2013          AA      1,022,370
  1,000,000 Virginia State Resources Authority Water and

            Sewer System, Revenue Bonds (Series A),
            5.60% (Original Issue Yield: 5.75%),

            10/1/2025                                         AA      1,082,600

(See Notes to Portfolios of Investments)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     Wachovia Virginia Municipal Bond Fund


 Principal                                                 Credit
   Amount                                                  Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            Virginia--continued

 $  690,000 Virginia State Resources Authority Water and
            Sewer System, Revenue Bonds, 5.50% (Original

            Issue Yield: 5.80%), 10/1/2022                    AA   $    704,407
  1,000,000 Virginia State, GO UT Bonds, 5.50% (Original
            Issue Yield: 5.55%), 6/1/2006                    AAA      1,063,850
  1,000,000 Virginia State, GO UT Bonds, 6.00%, 6/1/2006     AAA      1,060,960

    690,000 Washington County, VA IDA, Refunding Revenue
            Bonds, 6.00% (Original Issue Yield: 6.16%),

            7/1/2014                                          A2        761,525

                                                                   ------------
            Total                                                   100,804,222

                                                                   ------------
            Puerto Rico--0.1%

     45,000 Puerto Rico Commonwealth Infrastructure Financing Authority, Revenue
            Bonds (Series A), 5.00% (AMBAC LOC)/(Original Issue Yield:

            5.28%), 7/1/2028                                 AAA         43,820
     40,000 Puerto Rico Electric Power Authority,
            Revenue Bonds (Series DD), 5.00% (MBIA

            INS)/(Original Issue Yield: 5.28%), 7/1/2028     AAA         38,951


 Principal

   Amount                                                  Credit
 or Shares                                                 Rating*    Value

-------------------------------------------------------------------------------

 Long-Term Municipals--continued
            Puerto Rico--continued

 $   45,000 Puerto Rico Highway and Transportation
            Authority, Refunding Revenue Bonds (Series
            A), 5.00% (AMBAC LOC)/(Original Issue Yield:

            5.16%), 7/1/2028                                 AAA   $     43,820
                                                                   ------------
            Total                                                       126,591

                                                                   ------------
            Total Long-Term Municipals (identified cost

            $96,120,734)                                            100,930,813
                                                                   ------------
 Open-End Investment Companies--3.8%

     57,288 Dreyfus Tax Exempt Money Market                              57,288
  3,909,487 Fidelity Tax Exempt Money Market                          3,909,487
                                                                   ------------
            Total Open-End Investment Companies (at net

            asset value)                                              3,966,775

                                                                   ------------
            Total Investments (identified cost

            $100,087,509)                                          $104,897,588
                                                                   ------------

(See Notes to Portfolios of Investments)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      Notes to Portfolios of Investments

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(1) Non-income producing.

(2) Represents securities held as collateral within a margin account, used to ensure the fund is able to satisfy the obligations of its outstanding long futures contracts.

(3) The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

(4) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At May 31, 1999, Emerging Markets Fund held restricted securities amounting to $5,883,743, which represents 3.5% of net assets.

The following abbreviations are used in these portfolios:

ADR--American Depository Receipt         INS--Insured
AMBAC--American Municipal Bond           LOC--Letter of Credit

       Assurance Corporation             LT--Limited Tax
AMT--Alternative Minimum Tax             LTD--Limited
CGIC--Capital Guaranty Insurance         MBIA--Municipal Bond Investors
Corporation                              Assurance
COL--Collateralized                      MTN--Medium Term Note
FGIC--Financial Guaranty Insurance       PCFA--Pollution Control Finance
Corporation                              Authority
FHA--Federal Housing Administration      PCR--Pollution Control Revenue
FNMA--Federal National Mortgage          PO--Principal Only
Association                              PRF--Prerefunded
FSA--Financial Security Assurance        REMIC--Real Estate Mortgage
GDR--Global Depository Receipt           Investment Conduit
GO--General Obligation                   SFM--Single Family Mortgage
GTD--Guaranteed                          UT--Unlimited Tax
HFA--Housing Finance Authority           VA--Veterans Administration
IDA--Industrial Development              VRDNs--Variable Rate Demand Notes
Authority
IFA--Industrial Finance Authority


                                       Net Unrealized    Gross        Gross
                            Cost of    Appreciation/   Unrealized   Unrealized

                          Investments  (Depreciation) Appreciation Depreciation
                          for Federal   for Federal   for Federal  for Federal   Total Net

Fund                      Tax Purposes  Tax Purposes  Tax Purposes Tax Purposes  Assets**

-------------------------------------------------------------------------------------------
Equity Fund               241,910,212    62,602,102    66,000,073    3,397,971  303,722,426
Quantitative Equity Fund  226,041,244   106,868,892   110,867,504    3,998,612  333,766,377
Growth & Income Fund      186,400,328   142,252,115   143,650,431    1,398,316  329,087,500
Equity Index Fund         269,889,131   236,694,997   241,483,205    4,788,208  506,502,378
Special Value Fund        161,004,304     7,889,526    22,360,177   14,470,651  169,080,943
Emerging Markets Fund     156,231,226    12,578,855    35,015,108   22,436,253  169,359,927
Balanced Fund             328,957,985    54,480,948    59,990,675    5,509,727  384,311,764
Fixed Income Fund         291,063,825    (4,647,712)    1,519,895    6,167,607  284,108,479
Intermediate Fixed
 Income Fund               85,418,578    (1,095,046)      543,598    1,638,644   83,278,313
Short-Term Fixed Income
 Fund                      43,867,539      (153,828)      189,859      343,687   44,223,539
Georgia Municipal Bond
 Fund                      25,787,945       622,569       780,184      157,615   26,779,814
North Carolina Municipal
 Bond Fund                 80,147,797     2,087,748     2,390,389      302,641   79,204,277
South Carolina Municipal
 Bond Fund                124,643,385     5,192,023     5,613,262      421,239  131,347,079
Virginia Municipal Bond
 Fund                     100,087,509     4,810,079     5,104,800      294,721  104,260,153

** The categories of investments are shown as a percentage of net assets at May 31, 1999.

At May 31, 1999, the following funds had investments that were subject to alternative minimum tax:


                           Percentage of total market value

Fund                      subject to alternative minimum tax

------------------------------------------------------------

Georgia Municipal Bond

 Fund                                    1.98%
North Carolina Municipal

 Bond Fund                               1.84%
South Carolina Municipal

 Bond Fund                               7.97%


(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              The Wachovia Funds and The Wachovia Municipal Funds
                      Statements of Assets and Liabilities

                            May 31, 1999 (unaudited)


                                     Wachovia        Wachovia       Wachovia        Wachovia        Wachovia       Wachovia
                     Wachovia      Quantitative      Growth &     Equity Index   Special Values     Emerging       Balanced

                   Equity Fund     Equity Fund     Income Fund        Fund            Fund        Markets Fund       Fund
--------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in
securities, at
value              $284,733,260    $309,444,481    $315,549,459   $470,791,624    $144,167,521    $166,683,423   $362,096,395
Investments in
repurchase agree-
ments                19,779,054      23,465,655      13,102,984     35,792,504      24,726,309       2,142,176     21,342,538
Cash denominated
in foreign cur-
rencies                      --              --              --             --              --         631,241             --
Income receivable       301,436         403,278         226,424        721,838         230,047         444,040      2,348,041
Receivable for
investments sold      2,667,687       5,494,236       2,595,721         66,023         594,217         726,518      3,552,004
Receivable for
shares sold          14,282,474       1,409,156         318,251        729,565         236,574          25,722        657,960
Receivable for
daily variation
margin                  248,700         204,100         102,842        516,642          25,000              --         75,013
Deferred organi-

zational costs               --              --              --             --              --           8,894             --
Other assets                 --              --              --             --              --           4,775             --
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
 Total assets       322,012,611     340,420,906     331,895,681    508,618,196     169,979,668     170,666,789    390,071,951
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
Liabilities:
Payable for in-
vestments pur-

chased                3,532,755       5,447,577       2,426,390        693,118         518,041         870,534      5,003,765
Payable for
shares redeemed      14,505,596         908,842          72,820        939,357         195,455          32,123        339,369
Accrued expenses        251,834         298,110         308,971        483,343         185,229         404,205        417,053
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
 Total liabili-

 ties                18,290,185       6,654,529       2,808,181      2,115,818         898,725       1,306,862      5,706,187
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
Net Assets Con-
sist of:

Paid in capital     236,075,893     204,005,562     145,400,938    263,037,861     152,861,040     189,167,157    318,350,271
Net unrealized
 appreciation
 (depreciation)
 of investments,
 futures
 contracts, and
 translation of
 assets and
 liabilities in

 foreign currency    63,197,520     107,447,029     142,943,860    235,999,108       8,562,876      12,583,358     54,773,766
Accumulated net
 realized gain
 (loss) on
 investments,
 futures, and
 foreign currency

 transactions         4,336,509      22,086,319      40,520,992      6,501,560       6,090,035     (32,907,913)     9,661,852
Undistributed net
investment income       112,504         227,467         221,710        963,849       1,566,992         517,325      1,525,875
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
 Total Net Assets  $303,722,426    $333,766,377    $329,087,500   $506,502,378    $169,080,943    $169,359,927   $384,311,764
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
Net Assets

Class A Shares     $107,766,555    $ 85,941,105    $139,008,724   $166,027,246    $ 68,761,790    $ 14,485,091   $194,237,155
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
Class B Shares     $  7,101,452    $ 22,843,641              --             --    $    114,286              --   $ 18,035,685
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
Class Y Shares     $188,854,419    $224,981,631    $190,078,776   $340,475,132    $100,204,867    $154,874,836   $172,038,924
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
Shares Outstand-
ing

Class A Shares        6,907,801       4,071,917       6,135,896      6,751,737       4,235,158       1,441,223     14,860,746
Class B Shares          456,782       1,084,947              --             --           7,029              --      1,383,855
Class Y Shares       12,100,166      10,639,745       8,386,445     13,825,725       6,162,890      15,414,051     13,147,797
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
 Total Shares

 Outstanding         19,464,749      15,796,609      14,522,341     20,577,462      10,405,077      16,855,274     29,392,398
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
Net Asset Value
Per Share

Class A Shares     $      15.60    $      21.11    $      22.66   $      24.59    $      16.24    $      10.05   $      13.07
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
Class B Shares     $      15.55    $      21.06              --             --    $      16.26              --   $      13.03
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
Class Y Shares     $      15.61    $      21.15    $      22.67   $      24.63    $      16.26    $      10.05   $      13.09
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
Offering Price
Per Share*

Class A Shares     $      16.34**  $      22.10**  $      23.73** $      25.75**  $      17.01**  $      10.52** $      13.69**
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
Class B Shares     $      15.55    $      21.06              --             --    $      16.26              --   $      13.03
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
Class Y Shares     $      15.61    $      21.15    $      22.67   $      24.63    $      16.26    $      10.05   $      13.09
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
Redemption Pro-
ceeds Per Share*

Class A Shares     $      15.60    $      21.11    $      22.66   $      24.59    $      16.24    $      10.05   $      13.07
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
Class B Shares     $      14.77*** $      20.01***           --             --    $      15.45***           --   $      12.38***
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
Class Y Shares     $      15.61    $      21.15    $      22.67   $      24.63    $      16.26    $      10.05   $      13.09
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
Investments, at

identified cost     241,910,212     226,041,244     186,400,328    269,889,131     161,004,304     156,231,226    328,957,985
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------
Investments, at

tax cost            241,910,212     226,041,244     186,400,328    269,889,131     161,004,304     156,231,226    328,957,985
                   ------------    ------------    ------------   ------------    ------------    ------------   ------------

  * See "What do Shares Cost?" in the Prospectus.
 ** Computation of Offering Price: 100\95.50 of net asset value.

*** Computation of Redemption Proceeds: 95\100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              The Wachovia Funds and The Wachovia Municipal Funds
                Statements of Assets and Liabilities--Continued

                            May 31, 1999 (unaudited)


                                                                                  Wachovia       Wachovia

                                      Wachovia       Wachovia       Wachovia        North         South         Wachovia
                     Wachovia       Intermediate    Short Term       Georgia      Carolina       Carolina       Virginia

                   Fixed Income     Fixed Income   Fixed Income     Municipal     Municipal     Municipal      Municipal
                       Fund             Fund           Fund         Bond Fund     Bond Fund     Bond Fund      Bond Fund

----------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in
 securities, at

 value             $270,969,406     $83,960,892    $43,029,188     $26,410,514   $82,235,545   $129,835,408   $104,897,588
Investments in
 repurchase

 agreements          15,446,707         362,640        684,523              --            --             --             --
Income receivable     3,682,308         436,462        528,414         459,654       536,242      2,092,777      1,856,832
Receivable for
 investments sold            --         341,087             --              --            --             --             --
Receivable for

 shares sold            649,107          79,962         71,564         109,553        20,000          2,296             --
Receivable for
 daily variation

 margin                  20,464              --             --              --            --             --             --
Deferred
 organizational

 costs                       --              --             --           4,822         8,168             --             --
Other assets              3,467              --             --           7,735         6,190             --             --
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
 Total assets       290,771,459      85,181,043     44,313,689      26,992,278    82,806,145    131,930,481    106,754,420
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
Liabilities:
Payable for

 investments

 purchased            5,008,975       1,761,903             --              --            --             --             --
Payable for
 shares redeemed        539,572          13,650            300         100,005       181,124          4,610         43,796
Income
 distribution

 payable                     --              --             --          84,784       249,575        487,086        400,805
Payable to bank              --              --             --              --     3,124,886             --      1,988,119
Payable for daily
 variation margin            --           1,938             --              --            --             --             --
Accrued expenses      1,114,433         125,239         89,850          27,675        46,283         91,706         61,547
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
 Total

  liabilities         6,662,980       1,902,730         90,150         212,464     3,601,868        583,402      2,494,267
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
Net Assets
 Consist of:

Paid in capital     288,487,130      83,796,833     47,310,254      26,113,844    77,104,020    126,084,394    100,605,502
Net unrealized
 appreciation
 (depreciation)
 of investments,
 futures
 contracts, and
 translation of
 assets and
 liabilities in

 foreign currency    (4,456,498)     (1,070,390)      (153,828)        622,569     2,087,748      5,192,023      4,810,079
Accumulated net
 realized gain
 (loss) on
 investments,
 futures, and
 foreign currency

 transactions            96,243         471,705     (3,021,543)         44,618        12,017         70,347     (1,148,160)
Undistributed
 (distributions
 in excess of)
 net investment

 income                 (18,396)         80,165         88,656          (1,217)          492            315         (7,268)
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
 Total Net

  Assets           $284,108,479     $83,278,313    $44,223,539     $26,779,814   $79,204,277   $131,347,079   $104,260,153
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
Net Assets

Class A Shares     $ 66,760,986     $ 3,997,875    $10,140,341     $ 6,668,042   $ 9,698,377   $ 66,459,689   $  8,559,583
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
Class B Shares     $    842,436              --             --              --            --             --             --
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
Class Y Shares     $216,505,057     $79,280,438    $34,083,198     $20,111,772   $69,505,900   $ 64,887,390   $ 95,700,570
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
Shares
 Outstanding

Class A Shares        6,845,452         408,050      1,043,909         599,069       867,302      5,985,805        831,431
Class B Shares           86,408              --             --              --            --             --             --
Class Y Shares       22,207,808       8,090,674      3,508,946       1,806,671     6,216,352      5,844,393      9,295,830
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
 Total Shares

  Outstanding        29,139,668       8,498,724      4,552,855       2,405,740     7,083,654     11,830,198     10,127,261
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
Net Asset Value
 Per Share

Class A Shares     $       9.75     $      9.80    $      9.71     $     11.13   $     11.18   $      11.10   $      10.30
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
Class B Shares     $       9.75              --             --              --            --             --             --
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
Class Y Shares     $       9.75     $      9.80    $      9.71     $     11.13   $     11.18   $      11.10   $      10.30
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
Offering Price
 Per Share*

Class A Shares     $      10.21**   $     10.26**  $      9.96***  $     11.65** $     11.71** $      11.62** $      10.79**
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
Class B Shares     $       9.75              --             --              --            --             --             --
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
Class Y Shares     $       9.75     $      9.80    $      9.71     $     11.13   $     11.18   $      11.10   $      10.30
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
Redemption
 Proceeds Per

 Share*

Class A Shares     $       9.75     $      9.80    $      9.71     $     11.13   $     11.18   $      11.10   $      10.30
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
Class B Shares     $       9.26****          --             --              --            --             --             --
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
Class Y Shares     $       9.75     $      9.80    $      9.71     $     11.13   $     11.18   $      11.10   $      10.30
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
Investments, at

 identified cost    291,063,825      85,418,578     43,867,539      25,787,945    80,147,797    124,643,385    100,087,509
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------
Investments, at

 tax cost           291,063,825      85,418,578     43,867,539      25,787,945    80,147,797    124,643,385    100,087,509
                   ------------     -----------    -----------     -----------   -----------   ------------   ------------

   * See "What do Shares Cost?" in the Prospectus.
  ** Computation of Offering Price: 100\95.50 of net asset value.

 *** Computation of Offering Price: 100\97.50 of net asset value.
**** Computation of Redemption Proceeds: 95\100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               The Wachovia Funds
                          The Wachovia Municipal Funds

                            Statements of Operations

                   Six Months Ended May 31, 1999 (unaudited)


                                        Wachovia      Wachovia     Wachovia    Wachovia    Wachovia
                           Wachovia   Quantitative    Growth &      Equity      Special    Emerging     Wachovia

                            Equity       Equity        Income        Index      Values      Markets     Balanced
                             Fund         Fund          Fund         Fund        Fund        Fund         Fund

-------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends                 $ 1,269,394 $ 1,924,035   $  1,995,474  $ 2,909,414 $ 2,014,837 $ 1,746,392  $ 1,302,469
Interest                      924,067     884,467        362,858    1,310,699     551,780     123,832    5,726,589

                          ----------- -----------   ------------  ----------- ----------- -----------  -----------
 Total income               2,193,461   2,808,502      2,358,332    4,220,113   2,566,617   1,870,224    7,029,058
                          ----------- -----------   ------------  ----------- ----------- -----------  -----------
Expenses:

Investment advisory fee       970,275   1,155,137      1,163,395      715,042     613,939     744,158    1,482,944
Administrative personnel
and services fee              123,539     146,135        148,249      212,457      68,356      66,323      188,992
Custodian fees                 27,019      30,817         31,163       41,899      15,331     184,053       38,010
Transfer and dividend
 disbursing agent fees

 and expenses                  12,507      24,010         18,724       13,213      17,315      21,468       12,501
Directors'/Trustees'
fees                            1,906       2,266          5,444        4,188         859       3,584        3,056
Auditing fees                   7,619       7,449          7,690        7,759       7,362       9,031        7,127
Legal fees                      2,043       3,316          9,544        4,114       3,243      12,055        5,970
Portfolio accounting
fees                              716         419          9,584        2,109         317       2,836        3,940
Distribution services
fee--Class B Shares            24,626      81,240             --           --          67          --       61,178
Shareholder services
fee--Class A Shares            95,659     107,379        171,510      191,815      78,244      14,081      232,306
Shareholder services
fee--Class B Shares             8,209      27,080             --           --          22          --       20,392
Share registration costs       13,467      13,744         18,591       17,730       7,769      14,763        8,800
Printing and postage            7,239       7,211         10,311        4,586       5,351       6,594        7,069
Insurance premiums              2,244       2,360          2,388        2,244       1,745       2,151        2,390
Miscellaneous                     686      10,600          6,299        4,490       4,611       8,783        7,145
                          ----------- -----------   ------------  ----------- ----------- -----------  -----------
 Total expenses             1,297,754   1,619,163      1,602,892    1,221,646     824,531   1,089,880    2,081,820
                          ----------- -----------   ------------  ----------- ----------- -----------  -----------
Waivers and
reimbursements--

 Waiver of investment

 advisory fee                      --          --             --           --          --      (4,364)    (152,051)
                          ----------- -----------   ------------  ----------- ----------- -----------  -----------
 Net expenses               1,297,754   1,619,163      1,602,892    1,221,646     824,531   1,085,516    1,929,769
                          ----------- -----------   ------------  ----------- ----------- -----------  -----------
   Net investment income      895,707   1,189,339        755,440    2,998,467   1,742,086     784,708    5,099,289
                          ----------- -----------   ------------  ----------- ----------- -----------  -----------
Realized and Unrealized
 Gain (Loss) on

 Investments:
Net realized gain (loss)

 on investments, futures
 contracts and foreign

 currency transactions     10,543,321  25,960,519     42,413,155   13,910,426   7,595,651  (3,273,439)  15,885,407
Net change in unrealized
 appreciation
 (depreciation) of
 investments, futures
 contracts and
 translation of assets
 and liabilities in

 foreign currency          16,256,570  (1,171,999)   (12,166,623)  35,387,803   1,537,510  30,372,244    5,212,342
                          ----------- -----------   ------------  ----------- ----------- -----------  -----------
 Net realized and
  unrealized gain (loss)
  on investments,
  futures contracts and

  foreign currency         26,799,891  24,788,520     30,246,532   49,298,229   9,133,161  27,098,805   21,097,749
                          ----------- -----------   ------------  ----------- ----------- -----------  -----------
   Change in net assets
    resulting from

    operations            $27,695,598 $25,977,859   $ 31,001,972  $52,296,696 $10,875,247 $27,883,513  $26,197,038
                          ----------- -----------   ------------  ----------- ----------- -----------  -----------

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               The Wachovia Funds
                          The Wachovia Municipal Funds

                      Statements of Operations--Continued

                   Six Months Ended May 31, 1999 (unaudited)


                                                                                Wachovia     Wachovia

                                          Wachovia      Wachovia    Wachovia      North        South      Wachovia
                            Wachovia    Intermediate   Short Term    Georgia    Carolina     Carolina     Virginia

                          Fixed Income  Fixed Income  Fixed Income  Municipal   Municipal    Municipal    Municipal
                              Fund          Fund          Fund      Bond Fund   Bond Fund    Bond Fund    Bond Fund

---------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends                 $   403,510   $   143,722   $    44,317   $      --  $        --  $        --  $        --
Interest                    7,461,201     2,550,478     1,858,266     615,259    1,666,583    3,276,726    2,775,938

                          -----------   -----------   -----------   ---------  -----------  -----------  -----------
 Total income               7,864,711     2,694,200     1,902,583     615,259    1,666,583    3,276,726    2,775,938
                          -----------   -----------   -----------   ---------  -----------  -----------  -----------
Expenses:

Investment advisory fee       774,188       267,345       181,157      96,368      262,929      468,144      393,098
Administrative personnel
 and services fee             114,417        39,762        29,491      11,456       30,979       55,661       47,380
Custodian fees                 25,486         8,911         6,588       2,570        7,011       12,484       10,624
Transfer and dividend
 disbursing agent fees

 and expenses                   8,640         7,153         5,161       3,627        5,247        8,043        8,353
Directors'/Trustees'
 fees                           2,597         1,369         1,443         819          519        1,392        1,900
Auditing fees                   7,642         3,793         7,651       7,730        7,401        7,637        4,398
Legal fees                      5,172         1,216         3,065       3,289        2,929        3,049        5,566
Portfolio accounting
 fees                           8,732           165         2,206       4,265        7,345        3,811          387
Distribution services
 fee--Class B Shares            2,741            --            --          --           --           --           --
Shareholder services
 fee--Class A Shares           55,969         5,527        12,814       8,528       12,071       84,200       11,017
Shareholder services
 fee--Class B Shares              914            --            --          --           --           --           --
Share registration costs       12,661        11,586         9,596       9,383       11,111       10,552       16,057
Printing and postage            4,889         9,400         6,374       5,256        6,371        6,181        7,995
Insurance premiums              2,244         1,208         1,745       1,496        1,745        1,745        1,402
Miscellaneous                   4,978         2,351         1,636       4,623        5,185        2,652        3,609
                          -----------   -----------   -----------   ---------  -----------  -----------  -----------
 Total expenses             1,031,270       359,786       268,927     159,410      360,843      665,551      511,786
                          -----------   -----------   -----------   ---------  -----------  -----------  -----------
Waivers and
 reimbursements--
 Waiver of investment

  advisory fee                (27,801)      (24,520)      (48,609)    (33,623)     (51,063)    (220,649)    (133,547)
                          -----------   -----------   -----------   ---------  -----------  -----------  -----------
 Net expenses               1,003,469       335,266       220,318     125,787      309,780      444,902      378,239
                          -----------   -----------   -----------   ---------  -----------  -----------  -----------
   Net investment income    6,861,242     2,358,934     1,682,265     489,472    1,356,803    2,831,824    2,397,699
                          -----------   -----------   -----------   ---------  -----------  -----------  -----------
Realized and Unrealized
 Gain (Loss) on

 Investments:
Net realized gain (loss)

 on investments, futures
 contracts and foreign

 currency transactions        199,782       472,821       534,603      59,361       32,152       72,688      456,333
Net change in unrealized
 appreciation
 (depreciation) of
 investments, futures
 contracts and
 translation of assets
 and liabilities in

 foreign currency          (9,546,147)   (3,826,351)   (1,249,838)   (562,932)  (1,462,948)  (2,721,024)  (2,472,485)
                          -----------   -----------   -----------   ---------  -----------  -----------  -----------
 Net realized and
  unrealized gain (loss)
  on investments,
  futures contracts and

  foreign currency         (9,346,365)   (3,353,530)     (715,235)   (503,571)  (1,430,796)  (2,648,336)  (2,016,152)
                          -----------   -----------   -----------   ---------  -----------  -----------  -----------
   Change in net assets
    resulting from

    operations            $(2,485,123)  $  (994,596)  $   967,030   $ (14,099) $   (73,993) $   183,488  $   381,547
                          -----------   -----------   -----------   ---------  -----------  -----------  -----------

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              The Wachovia Funds and The Wachovia Municipal Funds
                      Statements of Changes in Net Assets


                                                                                      Wachovia

                             Wachovia                    Wachovia                     Growth &
                            Equity Fund          Quantitative Equity Fund           Income Fund

                     --------------------------  --------------------------  ---------------------------
                      Six-Months                  Six-Months                  Six-Months
                        Ended          Year         Ended          Year         Ended          Year

                     (unaudited)      Ended      (unaudited)      Ended      (unaudited)       Ended
                       May 31,     November 30,    May 31,     November 30,    May 31,     November 30,

                         1999          1998          1999          1998          1999          1998
---------------------------------------------------------------------------------------------------------
 Increase
 (Decrease) in Net

 Assets:
 Operations--
 Net investment

  income             $    895,707  $  2,562,164  $  1,189,339  $  3,010,939  $    755,440  $   2,327,051
 Net realized gain
  on investments,

  futures
  contracts and
  foreign currency

  transactions         10,543,321    25,423,254    25,960,519     8,106,935    42,413,155     39,310,322
 Net change in
  unrealized
  appreciation
  (depreciation)
  of investments,
  futures
  contracts and
  translation of
  assets and
  liabilities in

  foreign currency     16,256,570     9,686,441    (1,171,999)   34,370,766   (12,166,623)    20,725,093
                     ------------  ------------  ------------  ------------  ------------  -------------
  Change in net
   assets
   resulting from

   operations          27,695,598    37,671,859    25,977,859    45,488,640    31,001,972     62,362,466
                     ------------  ------------  ------------  ------------  ------------  -------------
 Distributions to
  Shareholders--

 Distributions

  from net

  investment
  income

  Class A Shares         (170,886)     (434,085)     (290,213)     (550,325)     (315,992)    (1,096,382)
  Class B Shares             (361)       (9,956)         (973)      (38,995)           --             --
  Class Y Shares         (796,849)   (2,078,302)     (993,411)   (2,433,040)     (716,280)      (847,829)
 Distributions
  from net
  realized gain on
  investments,
  futures
  contracts and
  foreign currency

  Class A Shares       (6,402,895)   (4,382,604)   (3,015,352)   (3,354,334)  (15,960,122)   (16,598,781)
  Class B Shares         (682,857)     (386,343)     (720,001)     (633,226)           --             --
  Class Y Shares      (23,090,623)  (17,186,819)   (7,541,802)  (16,891,130)  (25,242,363)            --
                     ------------  ------------  ------------  ------------  ------------  -------------
  Change in net

   assets from

   distributions

   to shareholders    (31,144,471)  (24,478,109)  (12,561,752)  (23,901,050)  (42,234,757)   (18,542,992)
                     ------------  ------------  ------------  ------------  ------------  -------------
 Share
  Transactions--

 Proceeds from

  sale of shares       88,045,550    79,804,293    23,186,928    85,542,784    14,524,572    228,486,710
 Net asset value

  of shares issued

  to shareholders

  in payment of

  dividends

  declared             24,137,409    18,768,160    11,386,420    21,884,659    20,112,915      9,768,460
 Cost of shares
  redeemed            (64,164,674)  (51,792,656)  (23,779,966)  (44,449,005)  (30,798,931)  (284,316,544)
                     ------------  ------------  ------------  ------------  ------------  -------------
  Change in net

   assets from

   share

   transactions        48,018,285    46,779,797    10,793,382    62,978,438     3,838,556    (46,061,374)
                     ------------  ------------  ------------  ------------  ------------  -------------
   Change in net

    assets             44,569,412    59,973,547    24,209,489    84,566,028    (7,368,022)    (2,241,900)
 Net Assets:
 Beginning of
  period              259,153,014   199,179,467   309,556,888   224,990,860   336,481,729    338,723,629
                     ------------  ------------  ------------  ------------  ------------  -------------
 End of period       $303,722,426  $259,153,014  $333,766,377  $309,556,888  $329,087,500  $ 336,481,729
                     ------------  ------------  ------------  ------------  ------------  -------------
 Undistributed net
  investment
  income included
  in net assets at

  end of period      $    112,504  $    184,893  $    227,467  $    322,725  $    221,710  $     498,542
                     ------------  ------------  ------------  ------------  ------------  -------------
 Net gain as
  computed for
  federal tax

  purposes           $ 10,543,321  $ 29,886,669  $ 25,960,519  $ 11,277,361  $ 42,413,155  $  41,201,605
                     ------------  ------------  ------------  ------------  ------------  -------------

                             Wachovia
                        Equity Index Fund

                     ---------------------------
                      Six-Months
                        Ended          Year

                     (unaudited)      Ended
                       May 31,     November 30,

                         1999          1998
------------------------------------------------

 Increase
 (Decrease) in Net

 Assets:
 Operations--
 Net investment

  income             $  2,998,467  $  5,003,197
 Net realized gain
  on investments,

  futures
  contracts and
  foreign currency

  transactions         13,910,426       421,731
 Net change in

  unrealized
  appreciation
  (depreciation)
  of investments,
  futures
  contracts and
  translation of
  assets and
  liabilities in

  foreign currency     35,387,803    68,214,882

                     ------------- -------------
  Change in net
   assets
   resulting from

   operations          52,296,696    73,639,810
                     ------------- -------------
 Distributions to
  Shareholders--

 Distributions

  from net

  investment
  income

  Class A Shares         (790,640)   (3,814,497)
  Class B Shares               --            --
  Class Y Shares       (2,046,878)     (945,159)
 Distributions
  from net
  realized gain on
  investments,
  futures
  contracts and
  foreign currency

  Class A Shares       (2,179,495)   (5,186,506)
  Class B Shares               --            --
  Class Y Shares       (4,801,448)   (1,188,632)
                     ------------- -------------
  Change in net

   assets from

   distributions

   to shareholders     (9,818,461)  (11,134,794)

                     ------------- -------------
 Share
  Transactions--

 Proceeds from

  sale of shares       84,754,787   134,592,835

 Net asset value

  of shares issued

  to shareholders

  in payment of

  dividends

  declared              9,359,078    10,713,271
 Cost of shares

  redeemed            (53,391,478)  (83,275,340)
                     ------------- -------------
  Change in net

   assets from

   share

   transactions        40,722,387    62,030,766

                     ------------- -------------
   Change in net

    assets             83,200,622   124,535,782
 Net Assets:
 Beginning of
  period              423,301,756   298,765,974
                     ------------- -------------
 End of period       $506,502,378  $423,301,756

                     ------------- -------------
 Undistributed net
  investment
  income included
  in net assets at

  end of period      $    963,849  $    802,900
                     ------------- -------------
 Net gain as
  computed for
  federal tax

  purposes           $ 13,910,426  $  7,032,936
                     ------------- -------------

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              The Wachovia Funds and The Wachovia Municipal Funds
                 Statements of Changes in Net Assets--Continued


                                   Wachovia                    Wachovia                     Wachovia
                              Special Values Fund        Emerging Markets Fund           Balanced Fund

                           --------------------------  --------------------------  ---------------------------
                            Six-Months                  Six-Months                  Six-Months
                              Ended          Year         Ended          Year          Ended          Year

                           (unaudited)      Ended      (unaudited)      Ended       (unaudited)      Ended
                             May 31,     November 30,    May 31,     November 30,     May 31,     November 30,

                               1999          1998          1999          1998          1999           1998
---------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in
 Net Assets:

 Operations--

 Net investment income     $  1,742,086  $  1,701,412  $    784,708  $  1,727,317  $   5,099,289  $ 11,937,638
 Net realized gain
  (loss) on investments,
  futures contracts and
  foreign currency

  transactions                7,595,651     5,464,983    (3,273,439)  (26,904,345)    15,885,407    34,803,316
 Net change in
  unrealized
  appreciation

  (depreciation) of
  investments, futures
  contracts and
  translation of assets
  and liabilities in

  foreign currency            1,537,510   (15,392,292)   30,372,244   (16,292,727)     5,212,342     5,465,835
                           ------------  ------------  ------------  ------------  -------------  ------------
  Change in net assets
   resulting from

   operations                10,875,247    (8,225,897)   27,883,513   (41,469,755)    26,197,038    52,206,789
                           ------------  ------------  ------------  ------------  -------------  ------------
 Distributions to
  Shareholders--

 Distributions from net
  investment income

  Class A Shares               (598,382)     (273,707)      (48,950)      (79,885)    (2,112,494)   (2,395,836)
  Class B Shares                     --            --            --            --       (131,445)     (210,069)
  Class Y Shares             (1,141,203)     (656,635)   (1,079,581)   (1,627,997)    (3,119,956)   (9,025,669)
 Distributions from net

  realized gain on

  investments, futures

  contracts and foreign

  currency

  Class A Shares             (2,756,346)   (3,883,188)           --            --    (10,883,830)   (3,838,968)
  Class B Shares                     --            --            --            --     (1,304,941)     (425,121)
  Class Y Shares             (4,194,343)   (7,685,327)           --            --    (27,272,639)  (16,816,255)
                           ------------  ------------  ------------  ------------  -------------  ------------
  Change in net assets
   from distributions to

   shareholders              (8,690,274)  (12,498,857)   (1,128,531)   (1,707,882)   (44,825,305)  (32,711,918)
                           ------------  ------------  ------------  ------------  -------------  ------------
 Share Transactions--
 Proceeds from sale of

  shares                     35,355,623    70,849,082    18,747,592    59,662,218    184,214,329   167,115,147
 Net asset value of
  shares issued to
  shareholders in
  payment of dividends

  declared                    7,363,140    11,067,462       385,980       616,589     42,106,334    30,283,351
 Cost of shares redeemed    (25,780,645)  (33,500,251)  (16,103,585)  (25,222,374)  (247,270,023)  (99,971,459)
                           ------------  ------------  ------------  ------------  -------------  ------------
  Change in net assets
   from share

   transactions              16,938,118    48,416,293     3,029,987    35,056,433    (20,949,360)   97,427,039
                           ------------  ------------  ------------  ------------  -------------  ------------
   Change in net assets      19,123,091    27,691,539    29,784,969    (8,121,204)   (39,577,627)  116,921,910
 Net Assets:
 Beginning of period        149,957,852   122,266,313   139,574,958   147,696,162    423,889,391   306,967,481
                           ------------  ------------  ------------  ------------  -------------  ------------
 End of period             $169,080,943  $149,957,852  $169,359,927  $139,574,958  $ 384,311,764  $423,889,391
                           ------------  ------------  ------------  ------------  -------------  ------------
 Undistributed net
  investment income
  included in net assets

  at end of period         $  1,566,992  $  1,564,491  $    517,325  $    861,148  $   1,525,875  $  1,790,481
                           ------------  ------------  ------------  ------------  -------------  ------------
 Net gain (loss) as
  computed for federal

  tax purposes             $  7,595,651  $  6,952,058  $ (3,273,439) $(25,282,206) $  15,885,407  $ 39,461,216
                           ------------  ------------  ------------  ------------  -------------  ------------

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              The Wachovia Funds and The Wachovia Municipal Funds
                 Statements of Changes in Net Assets--Continued


                                                                Wachovia                    Wachovia

                                   Wachovia                   Intermediate                 Short-Term
                               Fixed Income Fund           Fixed Income Fund            Fixed Income Fund

                           --------------------------  ---------------------------  --------------------------
                            Six-Months                  Six-Months                   Six-Months
                              Ended          Year         Ended          Year          Ended          Year

                           (unaudited)      Ended      (unaudited)       Ended      (unaudited)      Ended
                             May 31,     November 30,    May 31,     November 30,     May 31,     November 30,

                               1999          1998          1999          1998           1999          1998
---------------------------------------------------------------------------------------------------------------
 Increase (Decrease) in
 Net Assets:

 Operations--

 Net investment income     $  6,861,242  $ 12,119,208  $  2,358,934  $   5,108,991  $  1,682,265  $  5,662,695
 Net realized gain on
  investments                   199,782     3,568,877       472,821      4,965,732       534,603       536,985
 Net change in
  unrealized
  appreciation

  (depreciation) of
  investments, futures
  contracts and
  translation of assets
  and liabilities in

  foreign currency           (9,546,147)    2,972,507    (3,826,351)    (1,521,439)   (1,249,838)      920,118
                           ------------  ------------  ------------  -------------  ------------  ------------
  Change in net assets
   resulting from

   operations                (2,485,123)   18,660,592      (994,596)     8,553,284       967,030     7,119,798
                           ------------  ------------  ------------  -------------  ------------  ------------
 Distributions to
  Shareholders--

 Distributions from net
  investment income

  Class A Shares             (1,142,954)     (940,460)     (109,779)    (2,130,033)     (296,287)     (502,454)
  Class B Shares                (16,394)      (16,381)           --             --            --            --
  Class Y Shares             (5,655,839)  (11,358,420)   (2,230,858)    (3,157,720)   (1,821,023)   (5,081,639)
 Distributions from net

  realized gain on

  investments

  Class A Shares               (111,220)           --       (92,052)            --            --            --
  Class B Shares                 (2,141)           --            --             --            --            --
  Class Y Shares               (741,375)           --    (1,701,080)            --            --            --
                           ------------  ------------  ------------  -------------  ------------  ------------
  Change in net assets
   from distributions to

   shareholders              (7,669,923)  (12,315,261)   (4,133,769)    (5,287,753)   (2,117,310)   (5,584,093)
                           ------------  ------------  ------------  -------------  ------------  ------------
 Share Transactions--
 Proceeds from sale of

  shares                    106,865,200    81,647,518     9,398,214     99,110,496    10,766,272    28,878,718
 Net asset value of
  shares issued to
  shareholders in
  payment of

  distributions declared      4,837,544     7,498,622       409,710        592,995     1,930,016     5,384,024
 Cost of shares redeemed    (55,482,238)  (53,025,914)  (13,991,063)  (107,004,830)  (76,191,951)  (25,225,385)
                           ------------  ------------  ------------  -------------  ------------  ------------
  Change in net assets
   from share

   transactions              56,220,506    36,120,226    (4,183,139)    (7,301,339)  (63,495,663)    9,037,357
                           ------------  ------------  ------------  -------------  ------------  ------------
   Change in net assets      46,065,460    42,465,557    (9,311,504)    (4,035,808)  (64,645,943)   10,573,062
 Net Assets:
 Beginning of period        238,043,019   195,577,462    92,589,817     96,625,625   108,869,482    98,296,420
                           ------------  ------------  ------------  -------------  ------------  ------------
 End of period             $284,108,479  $238,043,019  $ 83,278,313  $  92,589,817  $ 44,223,539  $108,869,482
                           ------------  ------------  ------------  -------------  ------------  ------------
 Undistributed net
  investment
  income/(distributions
  in excess of net
  investment income)

  included in net assets

  at end of period         $    (18,396)           --  $     80,165  $      61,868  $     88,656  $    523,701
                           ------------  ------------  ------------  -------------  ------------  ------------
 Net gain as computed
 for federal tax

 purposes                  $    199,782  $  3,793,537  $    472,821  $   4,972,877  $    534,603  $    531,738
                           ------------  ------------  ------------  -------------  ------------  ------------

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              The Wachovia Funds and The Wachovia Municipal Funds
                 Statements of Changes in Net Assets--Continued


                                Wachovia                   Wachovia                   Wachovia
                            Georgia Muncipal            North Carolina             South Carolina

                               Bond Fund             Municipal Bond Fund         Municipal Bond Fund

                        -------------------------  -------------------------  --------------------------
                        Six-Months                 Six-Months                  Six-Months
                           Ended         Year         Ended         Year         Ended          Year

                        (unaudited)     Ended      (unaudited)     Ended      (unaudited)      Ended
                          May 31,    November 30,    May 31,    November 30,    May 31,     November 30,

                           1999          1998         1999          1998          1999          1998
---------------------------------------------------------------------------------------------------------
 Increase
 (Decrease) in Net

 Assets:
 Operations--
 Net investment

  income                $   489,472  $   825,254   $ 1,356,803  $ 2,437,336   $  2,831,824  $  5,366,704
 Net realized gain
  on investments             59,361       61,857        32,152      327,825         72,688       209,185
 Net change in
  unrealized
  appreciation
  (depreciation)
  of investments,
  futures
  contracts and
  translation of
  assets and
  liabilities in

  foreign currency         (562,932)     428,018    (1,462,948)   1,360,515     (2,721,024)    2,123,645
                        -----------  -----------   -----------  -----------   ------------  ------------
  Change in net
   assets
   resulting from

   operations               (14,099)   1,315,129       (73,993)   4,125,676        183,488     7,699,534
                        -----------  -----------   -----------  -----------   ------------  ------------
 Distributions to
  Shareholders--

 Distributions

  from net

  investment
  income

  Class A Shares           (124,453)    (251,879)     (176,504)    (393,274)    (1,490,253)   (2,984,948)
  Class B Shares                 --           --            --           --             --            --
  Class Y Shares           (366,733)    (573,430)   (1,179,855)  (2,044,014)    (1,344,264)   (2,379,402)
 Distributions

  from net

  realized gain on

  investments

  Class A Shares            (17,546)      (2,076)      (48,350)      (6,494)      (117,285)       (5,753)
  Class B Shares                 --           --            --           --             --            --
  Class Y Shares            (44,251)      (3,949)     (287,849)     (25,032)       (94,242)       (4,021)
                        -----------  -----------   -----------  -----------   ------------  ------------
  Change in net

   assets from

   distributions

   to shareholders         (552,983)    (831,334)   (1,692,558)  (2,468,814)    (3,046,044)   (5,374,124)
                        -----------  -----------   -----------  -----------   ------------  ------------
 Share
  Transactions--

 Proceeds from

  sale of shares          5,678,933    6,541,536    17,718,590   17,216,738     17,569,769    23,937,897
 Net asset value

  of shares issued

  to shareholders

  in payment of

  distributions

  declared                  136,206      271,955       401,669      527,425        977,902     2,037,672
 Cost of shares
  redeemed               (2,398,652)  (2,205,784)   (3,443,190)  (8,774,593)    (6,565,753)  (14,650,172)
                        -----------  -----------   -----------  -----------   ------------  ------------
  Change in net

   assets from

   share

   transactions           3,416,487    4,607,707    14,677,069    8,969,570     11,981,918    11,325,397
                        -----------  -----------   -----------  -----------   ------------  ------------
   Change in net

    assets                2,849,405    5,091,502    12,910,518   10,626,432      9,119,362    13,650,807
 Net Assets:
 Beginning of
  period                 23,930,409   18,838,907    66,293,759   55,667,327    122,227,717   108,576,910
                        -----------  -----------   -----------  -----------   ------------  ------------
 End of period          $26,779,814  $23,930,409   $79,204,277  $66,293,759   $131,347,079  $122,227,717
                        -----------  -----------   -----------  -----------   ------------  ------------
 Undistributed net
  investment
  income/(distributions
  in excess of net
  investment
  income) included
  in net assets

  at end of period      $    (1,217) $       497   $       492  $        48   $        315  $      3,008
                        -----------  -----------   -----------  -----------   ------------  ------------
 Net gain as
  computed for
  federal tax

  purposes              $    59,361  $    61,164   $    32,152  $   327,826   $     72,688  $    207,167
                        -----------  -----------   -----------  -----------   ------------  ------------

                                 Wachovia
                            Virginia Municipal

                                Bond Fund

                        ----------------------------
                         Six-Months
                           Ended          Year

                        (unaudited)       Ended
                          May 31,     November 30,

                            1999          1998
----------------------------------------------------

 Increase
 (Decrease) in Net

 Assets:
 Operations--
 Net investment

  income                $  2,397,699  $   4,906,389
 Net realized gain
  on investments             456,333        723,926
 Net change in
  unrealized
  appreciation
  (depreciation)
  of investments,
  futures
  contracts and
  translation of
  assets and
  liabilities in

  foreign currency        (2,472,485)     1,656,976

                        ------------- --------------
  Change in net
   assets
   resulting from

   operations                381,547      7,287,291
                        ------------- --------------
 Distributions to
  Shareholders--

 Distributions

  from net

  investment
  income

  Class A Shares            (187,772)    (2,135,085)
  Class B Shares                  --             --
  Class Y Shares          (2,209,938)    (3,026,800)
 Distributions

  from net

  realized gain on

  investments

  Class A Shares                  --             --
  Class B Shares                  --             --
  Class Y Shares                  --             --
                        ------------- --------------
  Change in net

   assets from

   distributions

   to shareholders        (2,397,710)    (5,161,885)

                        ------------- --------------
 Share
  Transactions--

 Proceeds from

  sale of shares           6,774,695    110,194,596
 Net asset value

  of shares issued

  to shareholders

  in payment of

  distributions

  declared                   153,207        341,749
 Cost of shares
  redeemed                (8,640,940)  (115,832,370)
                        ------------- --------------
  Change in net

   assets from

   share

   transactions           (1,713,038)    (5,296,025)
                        ------------- --------------
   Change in net

    assets                (3,729,201)    (3,170,619)
 Net Assets:
 Beginning of
  period                 107,989,354    111,159,973
                        ------------- --------------
 End of period          $104,260,153  $ 107,989,354
                        ------------- --------------
 Undistributed net
  investment
  income/(distributions
  in excess of net
  investment
  income) included
  in net assets

  at end of period      $     (7,268) $          --
                        ------------- --------------
 Net gain as
  computed for
  federal tax

  purposes              $    456,333  $     723,926
                        ------------- --------------

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              The Wachovia Funds and The Wachovia Municipal Funds
                      Financial Highlights--Class A Shares

                (For a share outstanding throughout each period)


                                    Net Realized                           Distributions
                                   and Unrealized                            from Net
                                   Gain/(Loss) on                            Realized

                                    Investments,                              Gain on
                                      Futures                              Investments,

              Net Asset            Contracts, and            Distributions    Futures
               Value,      Net        Foreign     Total from   from Net    Contracts and

Period Ended  beginning Investment    Currency    Investment  Investment      Foreign        Total
November 30,  of period   Income    Transactions  Operations    Income       Currency    Distributions

------------------------------------------------------------------------------------------------------
Wachovia Equity Fund

 1994          $10.28      0.20         0.12         0.32        (0.20)        (0.08)        (0.28)
 1995          $10.32      0.23         2.64         2.87        (0.25)        (0.23)        (0.48)
 1996          $12.71      0.22(6)      2.83         3.05        (0.22)        (0.73)        (0.95)
 1997          $14.81      0.14(6)      2.43         2.57        (0.13)        (1.86)        (1.99)
 1998          $15.39      0.13(6)      2.21         2.34        (0.14)        (1.68)        (1.82)
 1999(4)       $15.91      0.04(6)      1.59         1.63        (0.05)        (1.89)        (1.94)
Wachovia Quantitative Equity Fund

 1994(1)       $10.00      0.12        (0.43)       (0.31)       (0.09)           --         (0.09)
 1995          $ 9.60      0.22         3.51         3.73        (0.22)           --         (0.22)
 1996          $13.11      0.24(6)      2.77         3.01        (0.21)        (0.24)        (0.45)
 1997          $15.67      0.18(6)      4.14         4.32        (0.20)        (0.79)        (0.99)
 1998          $19.00      0.11(6)      3.12         3.23        (0.19)        (1.75)        (1.94)
 1999(4)       $20.29      0.06         1.57         1.63        (0.07)        (0.74)        (0.81)
Wachovia Growth & Income Fund

 1994          $10.20      0.17        (0.40)       (0.23)       (0.17)           --         (0.17)
 1995          $ 9.80      0.17         3.09         3.26        (0.18)           --         (0.18)
 1996          $12.88      0.15         3.67         3.82        (0.15)        (0.14)        (0.29)
 1997          $16.41      0.13         4.44         4.57        (0.13)        (0.25)        (0.38)
 1998          $20.60      0.11         3.94         4.05        (0.10)        (1.01)        (1.11)
 1999(4)       $23.54      0.04         2.03         2.07        (0.06)        (2.89)        (2.95)
Wachovia Equity Index Fund

 1994          $10.47      0.25        (0.19)        0.06        (0.24)        (0.02)        (0.26)
 1995          $10.27      0.28         3.37         3.65        (0.27)        (0.03)        (0.30)
 1996          $13.62      0.32(6)      3.13         3.45        (0.31)        (0.78)        (1.09)
 1997          $15.98      0.25(6)      3.85         4.10        (0.28)        (0.91)        (1.19)
 1998          $18.89      0.26(6)      3.90         4.16        (0.24)        (0.40)        (0.64)
 1999(4)       $22.41      0.13(6)      2.55         2.68        (0.13)        (0.37)        (0.50)
Wachovia Special Values Fund

 1994          $10.24      0.06        (0.22)       (0.16)       (0.05)        (0.28)        (0.33)
 1995          $ 9.75      0.09         2.42         2.51        (0.02)        (0.06)        (0.08)
 1996          $12.18      0.35         4.13         4.48        (0.08)        (0.91)        (0.99)
 1997          $15.67      0.13(6)      4.53         4.66        (0.08)        (1.61)        (1.69)
 1998          $18.64      0.19(6)     (0.87)       (0.68)       (0.12)        (1.71)        (1.83)
 1999(4)       $16.13      0.16         0.86         1.02        (0.16)        (0.75)        (0.91)
Wachovia Emerging Markets Fund

 1995(7)       $10.00      0.05         0.36         0.41           --            --            --
 1996          $10.41      0.09(6)      1.20         1.29        (0.03)           --         (0.03)
 1997          $11.67      0.03(6)     (0.47)       (0.44)       (0.11)           --         (0.11)
 1998          $11.12      0.09(6)     (2.68)       (2.59)       (0.10)           --         (0.10)
 1999(4)       $ 8.43      0.04(6)      1.63         1.67        (0.05)           --         (0.05)
Wachovia Balanced Fund

 1994          $10.33      0.35        (0.38)       (0.03)       (0.33)        (0.04)        (0.37)
 1995          $ 9.93      0.40         2.13         2.53        (0.38)        (0.16)        (0.54)
 1996          $11.92      0.38(6)      1.72         2.10        (0.38)        (0.34)        (0.72)
 1997          $13.30      0.34(6)      1.40         1.74        (0.34)        (1.44)        (1.78)
 1998          $13.26      0.24(6)      1.50         1.74        (0.38)        (0.90)        (1.28)
 1999(4)       $13.72      0.16(6)      0.61         0.77        (0.16)        (1.26)        (1.42)

(1) Reflects operations for the period from March 28, 1994 (date of initial public investment) to November 30, 1994.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.

(3) As a result of contractual obligations, certain fees were waived or reimbursed. If such waivers or reimbursements had not occurred, the ratios would have been as indicated.

(4) For six-months ended May 31, 1999 (unaudited). (5) Computed on an annualized basis. (6) Per share information is based on average shares outstanding.

(7) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              The Wachovia Funds and The Wachovia Municipal Funds
                Financial Highlights--Class A Shares--Continued

                (For a share outstanding throughout each period)


                                                 Ratios to Average Net Assets

                                    ---------------------------------------------------------
                                 Net Investment

              Net Asset Net Expense Income Net Assets, end Portfolio Period
Ended Value, end Total Investment (after waivers/ (after waivers/ of period (000
Turnover November 30, of period Return(2) Expenses(3) Income(3) reimbursements) reimbursements) omitted) Rate

-----------------------------------------------------------------------------------------------------------------------
Wachovia Equity Fund

 1994           $10.32      3.10%      1.03%        1.82%          0.87%           1.98%         $ 87,022         35%
 1995           $12.71     28.74%      0.97%        1.92%          0.90%           1.99%         $130,150         65%
 1996           $14.81     25.56%      1.05%        1.47%          0.90%           1.62%         $ 20,774         64%
 1997           $15.39     20.22%      1.21%        0.88%          1.14%           0.95%         $ 39,494        124%
 1998           $15.91     17.34%      1.12%        0.91%          1.12%           0.91%         $ 53,103        150%
 1999(4)        $15.60     11.12%      1.10%(5)     0.50%(5)       1.10%(5)        0.50%(5)      $107,767         39%
Wachovia Quantitative Equity Fund

 1994(1)        $ 9.60     (3.08%)     1.00%(5)     1.73%(5)       0.90%(5)        1.83%(5)      $ 91,979         64%
 1995           $13.11     39.33%      0.97%        1.83%          0.87%           1.93%         $121,895         63%
 1996           $15.67     23.74%      1.02%        1.55%          0.87%           1.70%         $ 15,742         44%
 1997           $19.00     29.38%      1.18%        1.02%          1.11%           1.09%         $ 35,413         74%
 1998           $20.29     18.98%      1.11%        0.95%          1.11%           0.95%         $ 82,682         38%
 1999(4)        $21.11      8.22%      1.11%(5)     0.61%(5)       1.11%(5)        0.61%(5)      $ 85,941         26%
Wachovia Growth & Income Fund

 1994           $ 9.80     (2.26%)     1.75%        1.35%          1.35%           1.75%         $103,140         30%
 1995           $12.88     33.59%      1.71%        1.22%          1.35%           1.58%         $119,484         30%
 1996           $16.41     30.10%      1.66%        0.73%          1.35%           1.04%         $186,147         12%
 1997           $20.60     28.50%      1.60%        0.40%          1.30%           0.70%         $338,724         13%
 1998           $23.54     20.77%      1.29%        0.51%          1.21%           0.59%         $130,306         24%
 1999(4)        $22.66      9.63%      1.11%(5)     0.31%(5)       1.11%(5)        0.31%(5)      $139,009         14%
Wachovia Equity Index Fund

 1994           $10.27      0.56%      0.54%        2.36%          0.46%           2.44%         $183,852          9%
 1995           $13.62     36.15%      0.53%        2.34%          0.48%           2.39%         $186,841         60%
 1996           $15.98     27.19%      0.61%        2.10%          0.48%           2.23%         $ 18,154         12%
 1997           $18.89     27.55%      0.74%        1.44%          0.72%           1.46%         $ 50,917          4%
 1998           $22.41     22.74%      0.70%        1.23%          0.70%           1.23%         $131,594         29%
 1999(4)        $24.59     12.12%      0.68%(5)     1.09%(5)       0.68%(5)        1.09%(5)      $166,027          3%
Wachovia Special Values Fund

 1994           $ 9.75     (1.61%)     2.22%       (0.46%)         1.13%           0.63%         $ 17,431         62%
 1995           $12.18     25.91%      1.87%        0.22%          1.29%           0.80%         $ 24,093         57%
 1996           $15.67     39.78%      1.50%        0.18%          1.21%           0.47%         $  6,642         38%
 1997           $18.64     33.08%      1.36%        0.73%          1.35%           0.74%         $ 37,766         46%
 1998           $16.13     (3.86%)     1.25%        0.98%          1.25%           0.98%         $ 59,408         20%
 1999(4)        $16.24      6.79%      1.22%(5)     2.12%(5)       1.22%(5)        2.12%(5)      $ 68,762         18%
Wachovia Emerging Markets Fund

 1995(7)        $10.41      4.10%      2.08%(5)     0.57%(5)       1.80%(5)        0.85%(5)      $ 71,276         17%
 1996           $11.67     12.45%      1.78%        0.64%          1.69%           0.73%         $  5,488         30%
 1997           $11.12     (3.82%)     1.79%        0.26%          1.79%           0.26%         $  7,996         60%
 1998           $ 8.43    (23.46%)     1.68%        0.90%          1.68%           0.90%         $  8,677         51%
 1999(4)        $10.05     19.90%      1.69%(5)     0.82%(5)       1.69%(5)        0.82%(5)      $ 14,485         31%
Wachovia Balanced Fund

 1994           $ 9.93     (0.39%)     0.92%        3.29%          0.75%           3.46%         $194,430         74%
 1995           $11.92     26.32%      0.92%        3.42%          0.76%           3.58%         $207,421        102%
 1996           $13.30     18.55%      1.00%        2.81%          0.76%           3.05%         $ 18,619         99%
 1997           $13.26     15.17%      1.18%        2.61%          1.02%           2.77%         $ 50,968        143%
 1998           $13.72     14.36%      1.10%        2.79%          1.01%           2.88%         $119,093        124%
 1999(4)        $13.07      5.98%      1.08%(5)     2.23%(5)       1.01%(5)        2.30%(5)      $194,237         38%

(1) Reflects operations for the period from March 28, 1994 (date of initial public investment) to November 30, 1994.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.

(3) As a result of contractual obligations, certain fees were waived or reimbursed. If such waivers or reimbursements had not occurred, the ratios would have been as indicated.

(4) For six-months ended May 31, 1999 (unaudited). (5) Computed on an annualized basis. (6) Per share information is based on average shares outstanding.

(7) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              The Wachovia Funds and The Wachovia Municipal Funds
                Financial Highlights--Class A Shares--Continued

                (For a share outstanding throughout each period)


                                    Net Realized                           Distributions
                                   and Unrealized                            from Net
                                   Gain/(Loss) on                            Realized

                                    Investments,                              Gain on
                                      Futures                              Investments,

              Net Asset            Contracts, and            Distributions    Futures
               Value,      Net        Foreign     Total from   from Net    Contracts and

Period Ended  beginning Investment    Currency    Investment  Investment      Foreign        Total
November 30,  of period   Income    Transactions  Operations    Income       Currency    Distributions

------------------------------------------------------------------------------------------------------
Wachovia Fixed Income Fund

 1994          $10.00      0.56        (0.98)       (0.42)       (0.55)        (0.06)        (0.61)
 1995          $ 8.97      0.58         0.92         1.50        (0.57)           --         (0.57)
 1996          $ 9.90      0.61(5)     (0.09)        0.52        (0.59)           --         (0.59)
 1997          $ 9.83      0.54(5)      0.04         0.58        (0.56)           --         (0.56)
 1998          $ 9.85      0.53(5)      0.30         0.83        (0.54)           --         (0.54)
 1999(3)       $10.14      0.25        (0.35)       (0.10)       (0.25)        (0.04)        (0.29)
Wachovia Intermediate Fixed Income Fund

 1994          $10.20      0.44        (0.79)       (0.35)       (0.43)           --         (0.54)
 1995          $ 9.31      0.55         0.76         1.31        (0.54)           --         (0.55)
 1996          $10.07      0.55        (0.11)        0.44        (0.55)           --         (0.55)
 1997          $ 9.96      0.54         0.06         0.60        (0.53)           --         (0.53)
 1998          $10.03      0.47         0.40         0.87        (0.52)           --         (0.52)
 1999(3)       $10.38      0.25        (0.38)       (0.13)       (0.25)        (0.20)        (0.45)
Wachovia Short-Term Fixed Income Fund

 1994          $ 9.91      0.45        (0.33)        0.12        (0.45)           --         (0.45)
 1995          $ 9.58      0.59         0.24         0.83        (0.52)           --         (0.52)
 1996          $ 9.89      0.56(5)     (0.06)        0.50        (0.60)           --         (0.60)
 1997          $ 9.79      0.50(5)     (0.01)        0.49        (0.51)           --         (0.51)
 1998          $ 9.77      0.52(5)      0.14         0.66        (0.51)           --         (0.51)
 1999(3)       $ 9.92      0.20        (0.13)        0.07        (0.28)           --         (0.28)
Wachovia Georgia Municipal Bond Fund

 1995(6)       $10.00      0.41         0.96         1.37        (0.41)           --         (0.41)
 1996          $10.96      0.47         0.05         0.52        (0.47)        (0.01)        (0.48)
 1997          $11.00      0.44         0.13         0.57        (0.44)        (0.02)        (0.46)
 1998          $11.11      0.42         0.27         0.69        (0.42)        (0.00)(7)     (0.42)
 1999(3)       $11.38      0.21        (0.22)       (0.01)       (0.21)        (0.03)        (0.24)
Wachovia North Carolina Municipal Bond Fund

 1995(6)       $10.00      0.43         0.99         1.42        (0.43)           --         (0.43)
 1996          $10.99      0.45         0.09         0.54        (0.45)        (0.05)        (0.50)
 1997          $11.03      0.43         0.14         0.57        (0.43)        (0.02)        (0.45)
 1998          $11.15      0.43         0.32         0.75        (0.43)        (0.01)        (0.44)
 1999(3)       $11.46      0.21        (0.22)       (0.01)       (0.21)        (0.06)        (0.27)
Wachovia South Carolina Municipal Bond Fund

 1994          $11.12      0.56        (1.04)       (0.48)       (0.56)        (0.03)        (0.59)
 1995          $10.05      0.56         1.10         1.66        (0.56)        (0.10)        (0.66)
 1996          $11.05      0.55         0.03         0.58        (0.55)        (0.03)        (0.58)
 1997          $11.05      0.53         0.11         0.64        (0.52)        (0.05)        (0.57)
 1998          $11.12      0.51         0.24         0.75        (0.51)        (0.00)(7)     (0.51)
 1999(3)       $11.36      0.25        (0.24)        0.01        (0.25)        (0.02)        (0.27)
Wachovia Virginia Municipal Bond Fund

 1994          $10.31      0.38        (0.90)       (0.52)       (0.39)           --         (0.39)
 1995          $ 9.40      0.42         0.85         1.27        (0.42)           --         (0.42)
 1996          $10.25      0.44        (0.10)        0.34        (0.44)           --         (0.44)
 1997          $10.15      0.46         0.13         0.59        (0.45)           --         (0.45)
 1998          $10.29      0.48         0.14         0.62        (0.48)           --         (0.42)
 1999(3)       $10.49      0.22        (0.19)        0.03        (0.22)           --         (0.22)

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.

(2) As a result of contractual obligations, certain fees were waived or reimbursed. If such waivers or reimbursements had not occurred, the ratios would have been as indicated.

(3) For six-months ended May 31, 1999 (unaudited). (4) Computed on an annualized basis. (5) Per share information is based on average shares outstanding.

(6) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

(7) Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              The Wachovia Funds and The Wachovia Municipal Funds
                Financial Highlights--Class A Shares--Continued

                (For a share outstanding throughout each period)


                                                Ratios to Average Net Assets

                                   --------------------------------------------------------
                                                                            Net Investment

              Net Asset Net Expense Income Net Assets, end Portfolio Period
Ended Value, end Total Investment (after waivers/ (after waivers/ of period (000
Turnover November 30, of period Return(1) Expenses(2) Income(2) reimbursements) reimbursements) omitted) Rate

---------------------------------------------------------------------------------------------------------------------
Wachovia Fixed Income Fund

 1994           $ 8.97     (4.30%)    0.84%        5.77%         0.71%           5.90%         $148,751        148%
 1995           $ 9.90     17.20%     0.84%        5.97%         0.74%           6.07%         $169,846        155%
 1996           $ 9.83      5.51%     0.92%        5.87%         0.74%           6.05%         $  4,853        181%
 1997           $ 9.85      6.14%     1.09%        5.54%         0.98%           5.65%         $ 10,039        174%
 1998           $10.14      8.65%     1.02%        5.25%         0.97%           5.30%         $ 24,624        111%
 1999(3)        $ 9.75     (1.02%)    1.00%(4)     5.09%(4)      0.97%(4)        5.11%(4)      $ 66,761         35%
Wachovia Intermediate Fixed Income Fund

 1994           $ 9.31     (3.51%)    1.49%        4.06%         1.09%           4.46%         $ 48,730         55%
 1995           $10.07     14.44%     1.51%        5.19%         1.10%           5.60%         $ 35,796         44%
 1996           $ 9.96      4.46%     1.40%        5.31%         1.09%           5.62%         $ 43,277         84%
 1997           $10.03      6.32%     1.34%        5.20%         1.04%           5.50%         $ 96,626         81%
 1998           $10.38      9.39%     1.20%        5.25%         1.06%           5.39%         $  4,759         57%
 1999(3)        $ 9.80     (1.28%)    1.04%(4)     5.00%(4)      0.99%(4)        5.05%(4)      $  3,998         60%
Wachovia Short-Term Fixed Income Fund

 1994           $ 9.58      1.27%     0.78%        4.44%         0.60%           4.62%         $148,326        151%
 1995           $ 9.89      8.82%     0.81%        5.65%         0.63%           5.83%         $124,720        147%
 1996           $ 9.79      5.29%     0.90%        5.23%         0.63%           5.50%         $  1,675        145%
 1997           $ 9.77      5.10%     1.06%        5.30%         0.87%           5.49%         $  7,233        215%
 1998           $ 9.92      6.93%     0.98%        5.12%         0.88%           5.22%         $ 10,437        135%
 1999(3)        $ 9.71      0.75%     1.02%(4)     4.78%(4)      0.88%(4)        4.92%(4)      $ 10,140         14%
Wachovia Georgia Municipal Bond Fund

 1995(6)        $10.96     13.93%     2.80%(4)     2.43%(4)      0.92%(4)        4.30%(4)      $ 10,220         14%
 1996           $11.00      4.97%     2.50%        2.79%         0.89%           4.40%         $  7,531         14%
 1997           $11.11      5.41%     2.25%        2.92%         1.14%           4.03%         $  6,531         25%
 1998           $11.38      6.35%     1.51%        3.38%         1.17%           3.72%         $  6,900         14%
 1999(3)        $11.13     (0.15%)    1.42%(4)     3.37%(4)      1.16%(4)        3.63%(4)      $  6,668         10%
Wachovia North Carolina Municipal Bond Fund

 1995(6)        $10.99     14.40%     2.04%(4)     3.21%(4)      0.85%(4)        4.40%(4)      $ 18,679         19%
 1996           $11.03      5.17%     1.61%        3.47%         0.84%           4.24%         $ 13,752          7%
 1997           $11.15      5.36%     1.51%        3.47%         1.07%           3.91%         $ 11,563         17%
 1998           $11.46      6.82%     1.26%        3.64%         1.10%           3.80%         $  9,533          9%
 1999(3)        $11.18     (0.14%)    1.25%(4)     3.50%(4)      1.10%(4)        3.65%(4)      $  9,698          4%
Wachovia South Carolina Municipal Bond Fund

 1994           $10.05     (4.52%)    1.19%        4.63%         0.60%           5.22%         $ 75,995         23%
 1995           $11.05     16.97%     1.13%        4.68%         0.58%           5.23%         $ 93,725         15%
 1996           $11.05      5.54%     1.16%        4.51%         0.57%           5.10%         $ 65,981         20%
 1997           $11.12      6.01%     1.29%        4.31%         0.81%           4.79%         $ 64,696         12%
 1998           $11.36      6.88%     1.19%        4.16%         0.83%           4.52%         $ 67,458          6%
 1999(3)        $11.10      0.06%     1.18%(4)     4.07%(4)      0.83%(4)        4.42%(4)      $ 66,460          5%
Wachovia Virginia Municipal Bond Fund

 1994           $ 9.40     (5.17%)    1.56%        3.38%         1.04%           3.90%         $ 39,978         87%
 1995           $10.25     13.79%     1.51%        3.87%         1.05%           4.33%         $ 54,041         78%
 1996           $10.15      3.50%     1.44%        4.05%         1.04%           4.45%         $ 70,378         37%
 1997           $10.30      5.97%     1.36%        4.10%         0.96%           4.50%         $111,160         15%
 1998           $10.49      6.76%     1.28%        4.02%         0.95%           4.35%         $  8,835         15%
 1999(3)        $10.30      0.31%     1.19%(4)     4.03%(4)      0.93%(4)        4.28%(4)      $  8,560         12%

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.

(2) As a result of contractual obligations, certain fees were waived or reimbursed. If such waivers or reimbursements had not occurred, the ratios would have been as indicated.

(3) For six-months ended May 31, 1999 (unaudited). (4) Computed on an annualized basis. (5) Per share information is based on average shares outstanding.

(6) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

(7) Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              The Wachovia Funds and The Wachovia Municipal Funds
                      Financial Highlights--Class B Shares

                (For a share outstanding throughout each period)


                                           Net Realized and

                                           Unrealized Gain/                             Distributions from
                                               (Loss) on                                Net Realized Gain

              Net Asset                      Investments,                 Distributions  on Investments,
               Value,    Net Investment  Futures Contracts and Total From   from Net    Futures Contracts

Period Ended  beginning     Income/        Foreign Currency    Investment  Investment      and Foreign         Total
November 30,  of period (Operating Loss)     Transactions      Operations    Income          Currency      Distributions

------------------------------------------------------------------------------------------------------------------------
Wachovia Equity Fund

 1996(1)       $12.43         0.02                2.37            2.39        (0.03)             --            (0.03)
 1997          $14.79         0.04                2.42            2.46        (0.04)          (1.86)           (1.90)
 1998          $15.35         0.03                2.20            2.23        (0.03)          (1.68)           (1.71)
 1999(4)       $15.87        (0.02)               1.59            1.57        (0.00)(6)       (1.89)           (1.89)
Wachovia Quantitative Equity Fund

 1996(1)       $13.09         0.04                2.56            2.60        (0.04)             --            (0.04)
 1997          $15.65         0.08                4.10            4.18        (0.09)          (0.79)           (0.88)
 1998          $18.95         0.05                3.04            3.09        (0.06)          (1.75)           (1.81)
 1999(4)       $20.23        (0.01)               1.58            1.57        (0.00)(6)       (0.74)           (0.74)
Wachovia Special Values Fund

 1999(7)       $14.60         0.17                1.49            1.66           --              --               --
Wachovia Balanced Fund

 1996(1)       $11.68         0.09                1.59            1.68        (0.07)             --            (0.07)
 1997          $13.29         0.26                1.38            1.64        (0.26)          (1.44)           (1.70)
 1998          $13.23         0.28                1.37            1.65        (0.29)          (0.90)           (1.19)
 1999(4)       $13.69         0.10                0.61            0.71        (0.11)          (1.26)           (1.37)
Wachovia Fixed Income Fund

 1996(1)       $ 9.45         0.15                0.40            0.55        (0.17)             --            (0.17)
 1997          $ 9.83         0.48                0.01            0.49        (0.48)             --            (0.48)
 1998          $ 9.84         0.47                0.30            0.77        (0.47)             --            (0.47)
 1999(4)       $10.14         0.22               (0.35)          (0.13)       (0.22)          (0.04)           (0.26)

(1) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.

(3) As a result of contractual obligations, certain fees were waived or reimbursed. If such waivers or reimbursements had not occurred, the ratios would have been as indicated.

(4) For six-months ended May 31, 1999 (unaudited). (5) Computed on an annualized basis.

(6) Less than $0.01 per share.

(7) Reflects operations for the period from March 26, 1999 (date of initial public investment) to May 31, 1999.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              The Wachovia Funds and The Wachovia Municipal Funds
                Financial Highlights--Class B Shares--Continued

                (For a share outstanding throughout each period)


                                                      Ratios to Average Net Assets

                                         ---------------------------------------------------------
                                                                                   Net Investment

                                                         Net           Expense         Income       Net Assets,  Portfolio

Period Ended Net Asset Value, Total Investment (after waivers/ (after waivers/ end of period Turnover November 30, end of period Return(2) Expenses(3)
Income(3) reimbursements) reimbursements) (000 omitted) Rate

--------------------------------------------------------------------------------------------------------------------------
Wachovia Equity Fund

 1996(1)           $14.79       19.25%      2.10%(5)    (0.18%)(5)      1.90%(5)         0.02%(5)     $   976        64%
 1997              $15.35       19.27%      1.96%        0.12%          1.90%            0.18%        $ 3,448       124%
 1998              $15.87       16.52%      1.87%        0.17%          1.87%            0.17%        $ 5,725       150%
 1999(4)           $15.55       10.76%      1.85%(5)    (0.25%)(5)      1.85%(5)        (0.25%)(5)    $ 7,101        39%
Wachovia Quantitative Equity Fund

 1996(1)           $15.65       19.90%      1.98%(5)     0.35%(5)       1.87%(5)         0.46%(5)     $ 1,414        44%
 1997              $18.95       28.33%      1.92%        0.24%          1.85%            0.31%        $ 6,564        74%
 1998              $20.23       18.15%      1.86%        0.20%          1.86%            0.20%        $19,532        38%
 1999(4)           $21.06        7.94%      1.86%(5)    (0.14%)(5)      1.86%(5)        (0.14%)(5)    $22,844        26%
Wachovia Special Values Fund

 1999(7)           $16.26       11.37%      1.97%(5)     1.37%(5)       1.97%(5)         1.37%(5)     $   114        18%
Wachovia Balanced Fund

 1996(1)           $13.29       14.47%      1.92%(5)     1.77%(5)       1.76%(5)         1.93%(5)     $ 1,821        99%
 1997              $13.23       14.19%      1.94%        1.85%          1.78%            2.01%        $ 5,916       143%
 1998              $13.69       13.56%      1.85%        2.04%          1.76%            2.13%        $13,963       124%
 1999(4)           $13.03        5.54%      1.83%(5)     1.48%(5)       1.76%(5)         1.55%(5)     $18,036        38%
Wachovia Fixed Income Fund

 1996(1)           $ 9.83        5.83%      1.87%(5)     5.07%(5)       1.74%(5)         5.20%(5)     $   113       181%
 1997              $ 9.84        5.21%      1.86%        4.78%          1.75%            4.89%        $   140       174%
 1998              $10.14        7.97%      1.77%        4.50%          1.72%            4.55%        $   533       111%
 1999(4)           $ 9.75       (1.38%)     1.75%(5)     4.34%(5)       1.72%(5)         4.36%(5)     $   842        35%

(1) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.

(3) As a result of contractual obligations, certain fees were waived or reimbursed. If such waivers or reimbursements had not occurred, the ratios would have been as indicated.

(4) For six-months ended May 31, 1999 (unaudited). (5) Computed on an annualized basis.

(6) Less than $0.01 per share.

(7) Reflects operations for the period from March 26, 1999 (date of initial public investment) to May 31, 1999.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              The Wachovia Funds and The Wachovia Municipal Funds
                      Financial Highlights--Class Y Shares

                (For a share outstanding throughout each period)


                                   Net Realized and
                                   Unrealized Gain/

                                      (Loss) on                              Distributions from
                                     Investments,                            Net Realized Gain

              Net Asset                Futures                 Distributions  on Investments,
               Value,      Net      Contracts, and  Total From   from Net    Futures Contracts

Period Ended  beginning Investment Foreign Currency Investment  Investment      and Foreign         Total
November 30,  of period   Income     Transactions   Operations    Income          Currency      Distributions

-------------------------------------------------------------------------------------------------------------
Wachovia Equity Fund

 1996(1)       $12.43      0.03          2.40          2.43        (0.05)             --            (0.05)
 1997          $14.81      0.17          2.43          2.60        (0.16)          (1.86)           (2.02)
 1998          $15.39      0.17          2.21          2.38        (0.17)          (1.68)           (1.85)
 1999(4)       $15.92      0.06(6)       1.58          1.64        (0.06)          (1.89)           (1.95)
Wachovia Quantitative Equity Fund

 1996(1)       $13.09      0.04          2.60          2.64        (0.06)             --            (0.06)
 1997          $15.67      0.23          4.12          4.35        (0.23)          (0.79)           (1.02)
 1998          $19.00      0.23          3.06          3.29        (0.23)          (1.75)           (1.98)
 1999(4)       $20.31      0.10          1.58          1.68        (0.10)          (0.74)           (0.84)
Wachovia Growth & Income Fund

 1998(7)       $22.31      0.09          1.24          1.33        (0.09)             --            (0.09)
 1999(4)       $23.55      0.06          2.03          2.09        (0.08)          (2.89)           (2.97)
Wachovia Equity Index Fund

 1996(1)       $13.37      0.09(6)       2.60          2.69        (0.08)             --            (0.08)
 1997          $15.98      0.29          3.86          4.15        (0.31)          (0.91)           (1.22)
 1998          $18.91      0.30          3.92          4.22        (0.29)          (0.40)           (0.69)
 1999(4)       $22.44      0.17          2.55          2.72        (0.16)          (0.37)           (0.53)
Wachovia Special Values Fund

 1996(1)       $13.62      0.03          2.02          2.05           --              --               --
 1997          $15.67      0.16          4.53          4.69        (0.08)          (1.61)           (1.69)
 1998          $18.67      0.21         (0.84)        (0.63)       (0.15)          (1.71)           (1.86)
 1999(4)       $16.18      0.17          0.86          1.03        (0.20)          (0.75)           (0.95)
Wachovia Emerging Markets Fund

 1996(1)       $11.92      0.01(6)      (0.26)        (0.25)          --              --               --
 1997          $11.67      0.07         (0.50)        (0.43)       (0.11)             --            (0.11)
 1998          $11.13      0.13         (2.69)        (2.56)       (0.13)             --            (0.13)
 1999(4)       $ 8.44      0.05(6)       1.63          1.68        (0.07)             --            (0.07)
Wachovia Balanced Fund

 1996(1)       $11.68      0.08          1.63          1.71        (0.09)             --            (0.09)
 1997          $13.30      0.38          1.39          1.77        (0.37)          (1.44)           (1.81)
 1998          $13.26      0.42          1.37          1.79        (0.41)          (0.90)           (1.31)
 1999(4)       $13.74      0.16          0.63          0.79        (0.18)          (1.26)           (1.44)
Wachovia Fixed Income Fund

 1996(1)       $ 9.45      0.17          0.40          0.57        (0.19)             --            (0.19)
 1997          $ 9.83      0.57          0.03          0.60        (0.58)             --            (0.58)
 1998          $ 9.85      0.56          0.29          0.85        (0.56)             --            (0.56)
 1999(4)       $10.14      0.27         (0.35)        (0.08)       (0.27)          (0.04)           (0.31)
Wachovia Intermediate Fixed Income Fund

 1998(7)       $10.12      0.42          0.25          0.67        (0.41)             --            (0.41)
 1998(4)       $10.38      0.27         (0.38)        (0.11)       (0.27)          (0.20)           (0.47)
Wachovia Short-Term Fixed Income Fund

 1996(1)       $ 9.67      0.11(6)       0.18          0.29        (0.17)             --            (0.17)
 1997          $ 9.79      0.56         (0.05)         0.51        (0.53)             --            (0.53)
 1998          $ 9.77      0.54          0.14          0.68        (0.53)             --            (0.53)
 1999(4)       $ 9.92      0.22         (0.13)         0.09        (0.30)             --            (0.30)

(1) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.

(3) As a result of contractual obligations, certain fees were waived or reimbursed. If such waivers or reimbursements had not occurred, the ratios would have been as indicated.

(4) For six-months ended May 31, 1999 (unaudited). (5) Computed on an annualized basis. (6) Per share information is based on average shares outstanding.

(7) Reflects operations for the period from March 29, 1998 (date of initial public offering) to November 30, 1998.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              The Wachovia Funds and The Wachovia Municipal Funds
                Financial Highlights--Class Y Shares--Continued

                (For a share outstanding throughout each period)


                                                       Ratios to Average Net Assets

                                          --------------------------------------------------------
                                                                                   Net Investment

                                                          Net          Expense         Income       Net Assets,  Portfolio

Period Ended Net Asset Value, Total Investment (after waivers/ (after waivers/ end of period Turnover November 30, end of period Return(2) Expenses(3)
Income(3) reimbursements) reimbursements) (000 omitted) Rate

--------------------------------------------------------------------------------------------------------------------------
Wachovia Equity Fund

 1996(1)           $14.81        19.57%      1.09%(5)     0.72%(5)      0.90%(5)        0.91%(5)     $129,205        64%
 1997              $15.39        20.44%      0.97%        1.11%         0.90%           1.18%        $156,238       124%
 1998              $15.92        17.69%      0.90%        1.13%         0.90%           1.13%        $200,324       150%
 1999(4)           $15.61        11.26%      0.85%(5)     0.75%(5)      0.85%(5)        0.75%(5)     $188,854        39%
Wachovia Quantitative Equity Fund

 1996(1)           $15.67        20.19%      0.98%(5)     1.08%(5)      0.87%(5)        1.19%(5)     $152,571        44%
 1997              $19.00        29.60%      0.95%        1.27%         0.87%           1.35%        $183,019        74%
 1998              $20.31        19.38%      0.87%        1.21%         0.87%           1.21%        $207,343        38%
 1999(4)           $21.15         8.45%      0.86%(5)     0.86%(5)      0.86%(5)        0.86%(5)     $224,982        26%
Wachovia Growth & Income Fund

 1998(7)           $23.55         6.03%      0.94%(5)     0.82%(5)      0.86%(5)        0.90%(5)     $206,176        24%
 1999(4)           $22.67         9.76%      0.86%(5)     0.56%(5)      0.86%(5)        0.56%(5)     $190,079        14%
Wachovia Equity Index Fund

 1996(1)           $15.98        20.14%      0.54%(5)     1.86%(5)      0.48%(5)        1.92%(5)     $213,833        12%
 1997              $18.91        27.91%      0.49%        1.70%         0.47%           1.72%        $248,030         4%
 1998              $22.44        23.05%      0.45%        1.46%         0.45%           1.46%        $291,708        29%
 1999(4)           $24.63        12.28%      0.43%(5)     1.34%(5)      0.43%(5)        1.34%(5)     $340,475         3%
Wachovia Special Values Fund

 1996(1)           $15.67        15.05%      1.39%(5)     1.52%(5)      1.15%(5)        1.76%(5)     $ 58,697        38%
 1997              $18.67        33.29%      1.13%        0.86%         1.11%           0.88%        $ 84,501        46%
 1998              $16.18        (3.59%)     1.00%        1.26%         1.00%           1.26%        $ 90,550        20%
 1999(4)           $16.26         6.86%      0.97%(5)     2.37%(5)      0.97%(5)        2.37%(5)     $100,205        18%
Wachovia Emerging Markets Fund

 1996(1)           $11.67         0.00%      0.76%(5)     0.32%(5)      0.63%(5)        0.45%(5)     $123,036        30%
 1997              $11.13        (3.73%)     1.54%        0.54%         1.54%           0.54%        $139,700        60%
 1998              $ 8.44       (23.34%)     1.44%        1.04%         1.44%           1.04%        $130,898        51%
 1999(4)           $10.05        20.08%      1.44%(5)     1.07%(5)      1.44%(5)        1.07%(5)     $154,875        31%
Wachovia Balanced Fund

 1996(1)           $13.30        14.69%      0.92%(5)     2.69%(5)      0.76%(5)        2.85%(5)     $235,791        99%
 1997              $13.26        15.37%      0.93%        2.86%         0.77%           3.02%        $250,083       143%
 1998              $13.74        14.77%      0.85%        3.06%         0.76%           3.15%        $290,833       124%
 1999(4)           $13.09         6.10%      0.83%(5)     2.48%(5)      0.76%(5)        2.55%(5)     $172,039        38%
Wachovia Fixed Income Fund

 1996(1)           $ 9.83         6.12%      0.89%(5)     6.19%(5)      0.75%(5)        6.33%(5)     $175,836       181%
 1997              $ 9.85         6.38%      0.85%        5.80%         0.74%           5.91%        $185,398       174%
 1998              $10.14         8.92%      0.77%        5.50%         0.72%           5.55%        $212,886       111%
 1999(4)           $ 9.75        (0.90%)     0.75%(5)     5.34%(5)      0.72%(5)        5.36%(5)     $216,505        35%
Wachovia Intermediate Fixed Income Fund

 1998(7)           $10.38         7.11%      0.88%(5)     5.25%(5)      0.74%(5)        5.39%(5)     $ 87,831        57%
 1999(4)           $ 9.80        (1.14%)     0.79%(5)     5.25%(5)      0.74%(5)        5.30%(5)     $ 79,280        60%
Wachovia Short-Term Fixed Income Fund

 1996(1)           $ 9.79         3.00%      0.83%(5)     5.58%(5)      0.64%(5)        5.77%(5)     $116,138       145%
 1997              $ 9.77         5.33%      0.83%        5.43%         0.63%           5.63%        $ 91,063       215%
 1998              $ 9.92         7.19%      0.73%        5.37%         0.63%           5.47%        $ 98,433       135%
 1999(4)           $ 9.71         0.88%      0.77%(5)     5.03%(5)      0.63%(5)        5.17%(5)     $ 34,083        14%

(1) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.

(3) As a result of contractual obligations, certain fees were waived or reimbursed. If such waivers or reimbursements had not occurred, the ratios would have been as indicated.

(4) For six-months ended May 31, 1999 (unaudited). (5) Computed on an annualized basis. (6) Per share information is based on average shares outstanding.

(7) Reflects operations for the period from March 29, 1998 (date of initial public investment) to November 30, 1998.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              The Wachovia Funds and The Wachovia Municipal Funds
                Financial Highlights--Class Y Shares--Continued

                (For a share outstanding throughout each period)


                                   Net Realized and
                                   Unrealized Gain/

                                      (Loss) on                              Distributions from
                                     Investments,                            Net Realized Gain

              Net Asset                Futures                 Distributions  on Investments,
               Value,      Net      Contracts, and  Total From   from Net    Futures Contracts

Period Ended  beginning Investment Foreign Currency Investment  Investment      and Foreign         Total
November 30,  of period   Income     Transactions   Operations    Income          Currency      Distributions

-------------------------------------------------------------------------------------------------------------
Wachovia Georgia Municipal Bond Fund

 1996(1)       $10.71      0.17          0.29          0.46        (0.17)             --            (0.17)
 1997          $11.00      0.47          0.13          0.60        (0.47)          (0.02)           (0.49)
 1998          $11.11      0.45          0.27          0.72        (0.45)          (0.00)(7)        (0.45)
 1999(4)       $11.38      0.22         (0.22)         0.00        (0.22)          (0.03)           (0.25)
Wachovia North Carolina Municipal Bond Fund

 1996(1)       $10.71      0.16          0.32          0.48        (0.16)             --            (0.16)
 1997          $11.03      0.46          0.13          0.59        (0.45)          (0.02)           (0.47)
 1998          $11.15      0.46          0.32          0.78        (0.46)          (0.01)           (0.47)
 1999(4)       $11.46      0.22         (0.22)         0.00        (0.22)          (0.06)           (0.28)
Wachovia South Carolina Municipal Bond Fund

 1996(1)       $10.73      0.20          0.32          0.52        (0.20)             --            (0.20)
 1997          $11.05      0.55          0.12          0.67        (0.55)          (0.05)           (0.60)
 1998          $11.12      0.54          0.24          0.78        (0.54)          (0.00)(7)        (0.54)
 1999(4)       $11.36      0.26         (0.24)         0.02        (0.26)          (0.02)           (0.28)
Wachovia Virginia Municipal Bond Fund

 1998(6)       $10.34      0.32          0.15          0.47        (0.32)             --            (0.32)
 1999(4)       $10.49      0.24         (0.19)         0.05        (0.24)             --            (0.24)

(1) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.

(3) As a result of contractual obligations, certain fees were waived or reimbursed. If such waivers or reimbursements had not occurred, the ratios would have been as indicated.

(4) For six-months ended May 31, 1999 (unaudited). (5) Computed on an annualized basis.

(6) Reflects operations for the period from March 29, 1998 (date of initial public offering) to November 30, 1998.

(7) Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              The Wachovia Funds and The Wachovia Municipal Funds
                Financial Highlights--Class Y Shares--Continued

                (For a share outstanding throughout each period)


                                                      Ratios to Average Net Assets

                                         --------------------------------------------------------
                                 Net Investment

                                                         Net          Expense         Income       Net Assets,  Portfolio

Period Ended Net Asset Value, Total Investment (after waivers/ (after waivers/ end of period Turnover November 30, end of period Return(2) Expenses(3)
Income(3) reimbursements) reimbursements) (000 omitted) Rate

-------------------------------------------------------------------------------------------------------------------------
Wachovia Georgia Municipal Bond Fund

 1996(1)           $11.00         4.31%     2.46%(5)     3.27%(5)      0.89%(5)        4.84%(5)     $  6,803        14%
 1997              $11.11         5.63%     1.98%        3.18%         0.92%           4.24%        $ 12,308        25%
 1998              $11.38         6.62%     1.25%        3.62%         0.91%           3.96%        $ 17,030        14%
 1999(4)           $11.13        (0.02%)    1.17%(5)     3.61%(5)      0.91%(5)        3.87%(5)     $ 20,112        10%
Wachovia North Carolina Municipal Bond Fund

 1996(1)           $11.03         4.55%     1.49%(5)     3.51%(5)      0.84%(5)        4.16%(5)     $ 28,283         7%
 1997              $11.15         5.57%     1.27%        3.74%         0.85%           4.16%        $ 44,104        17%
 1998              $11.46         7.09%     1.01%        3.89%         0.85%           4.05%        $ 56,760         9%
 1999(4)           $11.18        (0.02%)    1.00%(5)     3.75%(5)      0.85%(5)        3.90%(5)     $ 69,506         4%
Wachovia South Carolina Municipal Bond Fund

 1996(1)           $11.05         4.86%     1.11%(5)     5.02%(5)      0.57%(5)        5.56%(5)     $ 36,511        20%
 1997              $11.12         6.23%     1.06%        4.53%         0.58%           5.01%        $ 43,881        12%
 1998              $11.36         7.15%     0.94%        4.41%         0.58%           4.77%        $ 54,770         6%
 1999(4)           $11.10         0.19%     0.93%(5)     4.32%(5)      0.58%(5)        4.67%(5)     $ 64,887         5%
Wachovia Virginia Municipal Bond Fund

 1998(6)           $10.49         4.61%     1.01%(5)     4.29%(5)      0.68%(5)        4.62%(5)     $ 99,154        15%
 1999(4)           $10.30         0.43%     0.94%(5)     4.28%(5)      0.68%(5)        4.53%(5)     $ 95,701        12%

(1) Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.

(3) As a result of contractual obligations, certain fees were waived or reimbursed. If such waivers or reimbursements had not occurred, the ratios would have been as indicated.

(4) For six-months ended May 31, 1999 (unaudited). (5) Computed on an annualized basis.

(6) Reflects operations for the period from March 29, 1998 (date of initial public investment) to November 30, 1998.

(See Notes which are an integral part of the Financial Statements)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              The Wachovia Funds
                         The Wachovia Municipal Funds

                    Combined Notes to Financial Statements

                           May 31, 1999 (unaudited)

(1) Organization

The Wachovia Funds and The Wachovia Municipal Funds (individually referred to as the "Trust" or collectively as the "Trusts") are registered under the Investment Company Act of 1940, as amended (the "Act") as open-end management investment companies. The Trusts consist of eighteen portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

                              The Wachovia Funds*


              Portfolio Name                       Investment Objective

              --------------                       --------------------

 Wachovia                                 Equity Fund ("Equity Fund") To produce
                                          growth of principal and income.

 Wachovia Quantitative Equity Fund To provide growth of principal and ("Quantitative Equity Fund") income. Wachovia Growth & Income Fund To provide total return through ("Growth & Income Fund") growth of capital and current income. Wachovia Equity Index Fund To provide a total return that ("Equity
 Index Fund") approximates that of the stock market

                                          as measured by the S&P 500 Index.

 Wachovia Special Values Fund             To produce growth of principal.
 ("Special Values Fund")
 Wachovia Emerging Markets Fund           To produce long-term capital
 ("Emerging Markets Fund")                appreciation.
 Wachovia Balanced Fund ("Balanced Fund") To provide long-term growth of principal and current income.

 Wachovia Fixed Income Fund To seek a high level of total return. ("Fixed Income
 Fund") Wachovia Intermediate Fixed Income Fund To seek current income consistent ("Intermediate Fixed Income Fund") with preservation of capital.
 Wachovia Short-Term Fixed Income Fund To produce a high level of current

 ("Short-Term Fixed Income Fund")         income.


                         The Wachovia Municipal Funds


             Portfolio Name                      Investment Objective

             --------------                      --------------------

 Wachovia Georgia Municipal Bond Fund To provide current income which is
 ("Georgia Municipal Bond Fund")** exempt from federal regular income tax and the income taxes imposed by the
                                        State of Georgia.

 Wachovia North Carolina Municipal Bond To provide current income which is Fund
 ("North Carolina Municipal Bond exempt from federal regular income tax Fund")** and the income taxes imposed by the

                                        State of North Carolina.

 Wachovia South Carolina Municipal Bond To provide current income which is Fund
 ("South Carolina Municipal Bond exempt from federal regular income tax Fund")** and South Carolina state income taxes.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              The Wachovia Funds
                         The Wachovia Municipal Funds

                   The Wachovia Municipal Funds (continued)


            Portfolio Name                       Investment Objective

            --------------                       --------------------

 Wachovia Virginia Municipal Bond Fund To provide a high level of current
 ("Virginia Municipal Bond Fund")** income that is exempt from federal regular income tax and the income tax
                                       imposed by the Commonwealth of Virginia
                                       as is consistent with the preservation of capital.


* In addition, The Wachovia Funds offer the following money market portfolios, each having distinctive investment objectives and policies: Wachovia Money Market Fund, Wachovia Prime Cash Management Fund, Wachovia Tax-Free Money Market Fund, and Wachovia U.S. Treasury Money Market Fund. The financial statements of the money market portfolios are presented separately.

** Non-diversified portfolio.

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

Three portfolios of the MarketWatch Funds (MarketWatch Equity Fund, MarketWatch Intermediate Fixed Income Fund and MarketWatch Virginia Municipal Bond Fund) were merged into Class A Shares of new portfolios of the Trusts to create, respectively, the Growth & Income Fund, the Intermediate Fixed Income Fund and the Virginia Municipal Bond Fund (the "New Funds"). The New Funds offer two classes of shares: Class A Shares and Class Y Shares. Simultaneous with the merger, Class A Shares held by certain shareholders of the New Funds were exchanged for Class Y Shares.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  Investment Valuations--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the latest bid prices as furnished by an independent pricing service. Listed equity securities and investments in closed-end investment companies are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

  Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Boards of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

  Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              The Wachovia Funds
                         The Wachovia Municipal Funds

  Dividend income and distributions to shareholders are recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded after the ex-dividend date based upon when the Fund is reasonably able to obtain information.

  Federal Taxes--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

  Withholding taxes on foreign interest and dividends of $116,543 have been provided for in accordance with the Emerging Markets Fund's understanding of the applicable country's tax rules and rates.

  At November 30, 1998, the Funds listed below, for federal tax purposes, had capital loss carryforwards, as noted, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.


                           Total       Amount     Amount    Amount    Amount     Amount
                          Tax Loss    Expiring   Expiring  Expiring  Expiring   Expiring

  Fund                  Carryforward  In 2002    In 2003   In 2004   In 2005     In 2006
  ----                  ------------ ---------- ---------- -------- ---------- -----------
  Emerging Markets Fund $28,870,640          --         --       -- $3,405,307 $25,465,333
  Short-Term Fixed
   Income Fund          $ 3,556,146  $2,752,111 $  250,580 $467,184 $   86,271          --
  Virginia Municipal
   Bond Fund            $ 1,604,493          -- $1,119,966       -- $  484,527          --

  When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  Futures Contracts--The Funds listed below purchase stock index or bond futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Funds listed below are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Funds receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Funds recognize a realized gain or loss.

  For the period ended May 31, 1999, the following Funds had realized gains/losses on futures contracts as follows:


                                        Realized Gain (Loss)

        Fund                            on Futures Contracts

        ----                            --------------------
        Equity Fund                         $ 9,423,784
        Quantitative Equity Fund              7,795,628
        Growth & Income Fund                  3,612,616
        Equity Index Fund                    12,418,456
        Special Values Fund                   1,810,865
        Balanced Fund                         6,732,246
        Fixed Income Fund                        (7,497)
        Intermediate Fixed Income Fund           54,183

  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               The Wachovia Funds
                          The Wachovia Municipal Funds

  At May 31,1999, the Funds had outstanding futures contracts as set forth below:

  Equity Fund


                                                                    Unrealized

                               Contracts to                       Appreciation/

  Expiration Date            Deliver/Receive             Position (Depreciation)

  ---------------            ---------------             -------- --------------
  June 1999              74 S&P 500 Index Futures          Long     $ (84,018)
  June 1999             83 S&P Midcap 400 Futures          Long       679,436
                                                                    ---------
                                                                    $ 595,418

  Quantitative Equity Fund


                                                                    Unrealized

                               Contracts to                       Appreciation/

  Expiration Date            Deliver/Receive             Position (Depreciation)

  ---------------            ----------------            -------- --------------
  June 1999              57 S&P 500 Index Futures          Long     $(110,526)
  June 1999             89 S&P Midcap 400 Futures          Long       688,663

                                                                    ---------
                                                                    $ 578,137

  Growth & Income Fund


                                                                    Unrealized

                               Contracts to                       Appreciation/

  Expiration Date            Deliver/Receive             Position (Depreciation)

  ---------------            ---------------             -------- --------------
  June 1999              22 S&P 500 Index Futures          Long     $ (53,127)
  June 1999             91 S&P Midcap 400 Futures          Long       744,872
                                                                    ---------
                                                                    $ 691,745

  Equity Index Fund


                               Contracts to                         Unrealized

  Expiration Date            Deliver/Receive             Position (Depreciation)

  ---------------            ---------------             -------- --------------
  June 1999             183 S&P 500 Index Futures          Long     $(695,889)


  Special Values Fund


                               Contracts to                         Unrealized

  Expiration Date            Deliver/Receive             Position  Appreciation

  ---------------            ---------------             -------- --------------
  June 1999             50 S&P Midcap 400 Futures          Long     $ 673,350


  Balanced Fund


                                                                    Unrealized

                               Contracts to                       Appreciation/

  Expiration Date            Deliver/Receive             Position (Depreciation)

  ---------------            ---------------             -------- --------------
  June 1999              19 S&P 500 Index Futures          Long     $(248,262)
  June 1999             57 S&P Midcap 400 Futures          Long       441,169
  June 1999       49 5-Year U.S. Treasury Notes Futures    Long       (58,535)
  June 1999       10 5-Year U.S. Treasury Notes Futures    Long         8,835
  June 1999       28 10-Year U.S. Treasury Notes Futures   Long        57,395
  June 1999           40 U.S. Treasury Bond Futures        Long        92,216
                                                                    ---------
                                                                    $ 292,818


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              The Wachovia Funds
                         The Wachovia Municipal Funds

  Fixed Income Fund


                                                                    Unrealized

                               Contracts to                       Appreciation/

  Expiration Date            Deliver/Receive             Position (Depreciation)

  ---------------            ---------------             -------- --------------
  June 1999                30 Euro Bond Futures            Long      $ 19,486
  June 1999       20 5 Year U.S. Treasury Notes Futures    Long        17,671
  June 1999       98 10 Year U.S. Treasury Notes Futures   Long       243,679
  June 1999           59 U.S. Treasury Bond Futures        Long       (92,200)
  September 1999       40 CAN 10 Year Bond Futures         Long         4,589
  September 1999       40 CAN 10 Year Bond Futures         Long        (2,011)
                                                                     --------
                                                                     $191,214

  Intermediate Fixed Income Fund


                               Contracts to                         Unrealized

  Expiration Date            Deliver/Receive             Position  Appreciation

  ---------------            ---------------             -------- --------------
  June 1999       10 5-Year U.S. Treasury Notes Futures   Short      $  8,835
  June 1999       6 10-Year U.S. Treasury Notes Futures   Short         5,582
  June 1999        6 20-Year U.S. Treasury Bond Futures   Short        10,239
                                                                     --------
                                                                     $ 24,656


  Foreign Exchange Contracts--Emerging Markets Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked to market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At May 31, 1999, Emerging Markets Fund had no outstanding foreign currency contracts.

  Foreign Currency Translation--The accounting records of Emerging Markets Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  Restricted Securities--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds' pricing committee.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              The Wachovia Funds
                         The Wachovia Municipal Funds

  Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. Other--Investment transactions are accounted for on the trade date.

(3) Shares of Beneficial Interest

The Declaration of Trust of both The Wachovia Funds and The Wachovia Municipal Funds permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                       Equity Fund                                 Quantitative Equity Fund

                     --------------------------------------------------  ------------------------------------------------
                        Six Months Ended             Year Ended            Six Months Ended            Year Ended
                          May 31, 1999            November 30, 1998          May 31, 1999           November 30, 1998

 Class A Shares        Shares      Dollars       Shares      Dollars      Shares     Dollars       Shares      Dollars

-----------------------------------------------------------------------  ------------------------------------------------
 Shares sold          3,592,818  $ 56,344,101     924,716  $ 13,703,327   563,627  $ 11,709,669   2,588,389  $ 48,886,094
 Shares issued to
 shareholders in
 payment
 of distributions
 declared               449,942     6,534,315     353,528     4,797,366   161,201     3,250,235     222,235     3,819,153
 Shares redeemed       (473,189)   (7,435,786)   (506,801)   (7,457,571) (727,706)  (15,198,715)   (599,567)  (11,284,446)
                     ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
 Net change re-

 sulting from

 Class A Shares

 transactions         3,569,571  $ 55,442,630     771,443  $ 11,043,122    (2,878) $   (238,811)  2,211,057  $ 41,420,801
                     ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------

                        Six Months Ended             Year Ended            Six Months Ended            Year Ended
                          May 31, 1999            November 30, 1998          May 31, 1999           November 30, 1998

 Class B Shares        Shares      Dollars       Shares      Dollars      Shares     Dollars       Shares      Dollars

-----------------------------------------------------------------------  ------------------------------------------------
 Shares sold             65,535  $  1,023,273     139,205  $  2,092,971   135,027  $  2,798,704     633,822  $ 12,088,957
 Shares issued to
 shareholders in
 payment
 of distributions
 declared                46,508       673,905      29,176       393,654    35,264       708,822      39,020       665,947
 Shares redeemed        (16,024)     (249,892)    (32,270)     (471,352)  (50,878)   (1,063,932)    (53,666)     (995,247)
                     ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
 Net change re-

 sulting from

 Class B Shares

 transactions            96,019  $  1,447,286     136,111  $  2,015,273   119,413  $  2,443,594     619,176  $ 11,759,657
                     ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------

                        Six Months Ended             Year Ended            Six Months Ended            Year Ended
                          May 31, 1999            November 30, 1998          May 31, 1999           November 30, 1998

 Class Y Shares        Shares      Dollars       Shares      Dollars      Shares     Dollars       Shares      Dollars

-----------------------------------------------------------------------  ------------------------------------------------
 Shares sold          1,975,867  $ 30,678,176   4,380,401  $ 64,007,995   420,009  $  8,678,555   1,326,703  $ 24,567,733
 Shares issued to
 shareholders in
 payment
 of distributions
 declared             1,165,689    16,929,189   1,000,056    13,577,140   368,067     7,427,363   1,014,452    17,399,559
 Shares redeemed     (3,627,257)  (56,478,996) (2,944,530)  (43,863,733) (359,692)   (7,517,319) (1,761,030)  (32,169,312)
                     ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
 Net change re-

 sulting from

 Class Y Shares

 transactions          (485,701) $ (8,871,631)  2,435,927  $ 33,721,402   428,384  $  8,588,599     580,125  $  9,797,980
                     ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
 Net change re-
 sulting from fund
 shares transac-

 tions                3,179,889  $ 48,018,285   3,343,481  $ 46,779,797   544,919  $ 10,793,382   3,410,358  $ 62,978,438
                     ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               The Wachovia Funds
                          The Wachovia Municipal Funds


                                         Growth & Income Fund

                           ----------------------------------------------------
                              Six Months Ended              Year Ended
                                May 31, 1999             November 30, 1998

 Class A Shares              Shares      Dollars       Shares        Dollars

--------------------------------------------------------------------------------------
 Shares sold                  140,781  $  3,140,750      500,103  $  10,555,907
 Shares issued to
 shareholders in payment
 of distributions
 declared                     749,086    15,902,669      484,959      9,614,799

 Exchange into Class Y

 shares                            --            --   (9,553,829)  (213,145,727)
 Shares redeemed             (290,380)   (6,549,509)  (2,336,814)   (48,594,932)
                           ----------  ------------  -----------  -------------
 Net change resulting
 from Class A Shares

 transactions                 599,487  $ 12,493,910  (10,905,581) $(241,569,953)
                           ----------  ------------  -----------  -------------

                              Six Months Ended             Period Ended
                                May 31, 1999           November 30, 1998(1)

 Class Y Shares              Shares      Dollars       Shares        Dollars

--------------------------------------------------------------------------------------
 Shares sold                  511,380  $ 11,383,822      215,719  $   4,785,076
 Exchange from Class A

 shares                            --            --    9,553,829    213,145,727
 Shares issued to
 shareholders in payment
 of distributions
 declared                     198,174     4,210,246        7,342        153,661
 Shares redeemed           (1,078,572)  (24,249,422)  (1,021,427)   (22,575,885)
                           ----------  ------------  -----------  -------------
 Net change resulting
 from Class Y Shares

 transactions                (369,018) $ (8,655,354)   8,755,463  $ 195,508,579
                           ----------  ------------  -----------  -------------
 Net change resulting
 from fund shares trans-

 actions                      230,469  $  3,838,556   (2,150,118) $ (46,061,374)
                           ----------  ------------  -----------  -------------

(1) Reflects operations for the period from March 29, 1998 (date of initial public investment) to November 30, 1998.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               The Wachovia Funds
                          The Wachovia Municipal Funds


                                   Equity Index Fund                                   Special Values Fund

                   ----------------------------------------------------  ---------------------------------------------------
                       Six Months Ended              Year Ended             Six Months Ended              Year Ended
                         May 31, 1999            November 30, 1998            May 31, 1999            November 30, 1998

 Class A Shares      Shares       Dollars       Shares       Dollars      Shares       Dollars       Shares       Dollars

 ----------------------------------------------------------------------  ---------------------------------------------------
 Shares sold        1,516,923  $  36,355,682   3,701,907  $  76,535,465  1,180,684  $  18,022,444    2,610,113  $ 45,663,955
 Shares issued to
 shareholders in
 payment of dis-
 tributions de-
 clared               127,455      2,928,715     109,762      2,088,409    221,666      3,320,559      248,937     4,102,490
 Shares redeemed    (763,890)   (18,436,602)   (636,039)   (13,107,910)  (849,522)   (13,036,200)  (1,202,936)   (19,509,112)
                   ----------  -------------  ----------  -------------  ---------  -------------  -----------  ------------
 Net change re-

 sulting from

 Class A Shares

 transactions         880,488  $  20,847,795   3,175,630  $  65,515,964    552,828  $   8,306,803    1,656,114  $ 30,257,333
                   ----------  -------------  ----------  -------------  ---------  -------------  -----------  ------------

                       Six Months Ended              Year Ended               Period Ended                Year Ended
                         May 31, 1999            November 30, 1998           May 31, 1999(1)          November 30, 1998

 Class B Shares      Shares       Dollars       Shares       Dollars      Shares       Dollars       Shares       Dollars

 ----------------------------------------------------------------------  ---------------------------------------------------
 Shares sold               --             --          --             --      7,029  $     108,359           --            --
 Shares issued to
 shareholders in
 payment of dis-
 tributions de-
 clared                    --             --          --             --         --             --           --            --
 Shares redeemed           --             --          --             --         --             --           --            --
                   ----------  -------------  ----------  -------------  ---------  -------------  -----------  ------------
 Net change re-

 sulting from

 Class B Shares

 transactions              --             --          --             --         --             --           --            --
                   ----------  -------------  ----------  -------------  ---------  -------------  -----------  ------------
 Net change
 resulting from
 fund shares

 transactions              --             --          --             --      7,029  $     108,359           --            --
                   ----------  -------------  ----------  -------------  ---------  -------------  -----------  ------------

                       Six Months Ended              Year Ended             Six Months Ended              Year Ended
                         May 31, 1999            November 30, 1998            May 31, 1999            November 30, 1998

 Class Y Shares      Shares       Dollars       Shares       Dollars      Shares       Dollars       Shares       Dollars

 ----------------------------------------------------------------------  ---------------------------------------------------
 Shares sold        1,996,431  $  48,399,105   2,854,402  $  58,057,370  1,113,573  $  17,224,820    1,475,771  $ 25,185,127
 Shares issued to
 shareholders in
 payment of dis-
 tributions de-
 clared               279,390      6,430,363     454,689      8,624,862    269,855      4,042,581      422,376     6,964,972
 Shares redeemed   (1,447,919)   (34,954,876) (3,418,715)   (70,167,430)  (817,956)   (12,744,445)    (827,147)  (13,991,139)
                   ----------  -------------  ----------  -------------  ---------  -------------  -----------  ------------
 Net change re-

 sulting from

 Class Y Shares

 transactions         827,902  $  19,874,592    (109,624) $  (3,485,198)   565,472  $   8,522,956    1,071,000  $ 18,158,960
                   ----------  -------------  ----------  -------------  ---------  -------------  -----------  ------------
 Net change
 resulting from
 fund shares

 transactions       1,708,390  $  40,722,387   3,066,006  $  62,030,766  1,125,329  $  16,938,118    2,727,114  $ 48,416,293
                   ----------  -------------  ----------  -------------  ---------  -------------  -----------  ------------

(1) Reflects operations for the period from March 26, 1999 (date of initial public investment) to May 31, 1999.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               The Wachovia Funds
                          The Wachovia Municipal Funds


                                Emerging Markets Fund                                    Balanced Fund

                   --------------------------------------------------  ----------------------------------------------------
                      Six Months Ended             Year Ended              Six Months Ended              Year Ended
                        May 31, 1999            November 30, 1998            May 31, 1999             November 30, 1998

 Class A Shares      Shares      Dollars       Shares      Dollars       Shares        Dollars       Shares      Dollars

 --------------------------------------------------------------------  ----------------------------------------------------
 Shares sold        1,009,740  $  9,048,544     692,384  $  6,536,524   12,021,714  $ 158,740,796   5,764,174  $ 75,056,038
 Shares issued to
 shareholders
 in payment of
 distributions
 declared               5,838        48,574       7,323        79,306    1,006,791     12,815,614     490,771     6,104,654
 Shares redeemed     (603,341)   (5,604,271)   (389,449)   (3,539,372)  (6,845,971)   (90,283,038) (1,421,643)  (18,503,796)
                   ----------  ------------  ----------  ------------  -----------  -------------  ----------  ------------
 Net change

 resulting from

 Class A Shares

 transactions         412,237  $  3,492,847     310,258  $  3,076,458    6,182,534  $  81,273,372   4,833,302  $ 62,656,896
                   ----------  ------------  ----------  ------------  -----------  -------------  ----------  ------------

                      Six Months Ended             Year Ended              Six Months Ended              Year Ended
                        May 31, 1999            November 30, 1998            May 31, 1999             November 30, 1998

 Class B Shares      Shares      Dollars       Shares      Dollars       Shares        Dollars       Shares      Dollars

 --------------------------------------------------------------------  ----------------------------------------------------
 Shares sold               --            --          --            --      300,246  $   3,940,970     593,884  $  7,769,427
 Shares issued to
 shareholders
 in payment of
 distributions
 declared                  --            --          --            --      111,639      1,415,288      50,089       621,444
 Shares redeemed           --            --          --            --      (47,723)      (629,562)    (71,305)     (925,661)
                   ----------  ------------  ----------  ------------  -----------  -------------  ----------  ------------
 Net change

 resulting from

 Class B Shares

 transactions              --            --          --            --      364,162  $   4,726,696     572,668  $  7,465,210
                   ----------  ------------  ----------  ------------  -----------  -------------  ----------  ------------

                      Six Months Ended             Year Ended              Six Months Ended              Year Ended
                        May 31, 1999            November 30, 1998            May 31, 1999             November 30, 1998

 Class Y Shares      Shares      Dollars       Shares      Dollars       Shares        Dollars       Shares      Dollars

 --------------------------------------------------------------------  ----------------------------------------------------
 Shares sold        1,040,146  $  9,699,048   5,272,409  $ 53,125,694    1,613,439  $  21,532,563   6,639,501  $ 84,289,682
 Shares issued to
 shareholders in
 payment of dis-
 tributions de-
 clared                40,602       337,406      49,656       537,283    2,195,046     27,875,432   1,895,507    23,557,253
 Shares redeemed   (1,173,527)  (10,499,314) (2,367,712)  (21,683,002) (11,828,236)  (156,357,423) (6,222,414)  (80,542,002)
                   ----------  ------------  ----------  ------------  -----------  -------------  ----------  ------------
 Net change

 resulting from

 Class Y Shares

 transactions         (92,779) $   (462,860)  2,954,353  $ 31,979,975   (8,019,751) $(106,949,428)  2,312,594  $ 27,304,933
                   ----------  ------------  ----------  ------------  -----------  -------------  ----------  ------------
 Net change
 resulting from
 fund shares

 transactions         319,458  $  3,029,987   3,264,611  $ 35,056,433   (1,473,055) $ (20,949,360)  7,718,564  $ 97,427,039
                   ----------  ------------  ----------  ------------  -----------  -------------  ----------  ------------

                                                                                         Intermediate

                                  Fixed Income Fund                                    Fixed Income Fund

                   --------------------------------------------------  ----------------------------------------------------
                      Six Months Ended             Year Ended              Six Months Ended              Year Ended
                        May 31, 1999            November 30, 1998            May 31, 1999             November 30, 1998

 Class A Shares      Shares      Dollars       Shares      Dollars       Shares        Dollars       Shares      Dollars

 --------------------------------------------------------------------  ----------------------------------------------------
 Shares sold        4,947,161  $ 49,196,032   1,958,828  $ 19,573,923        3,015  $      30,125     432,820  $  4,395,676
 Shares issued to
 shareholders in
 payment of dis-
 tributions de-
 clared               123,484     1,227,016      89,113       890,891       17,939        181,027      36,581       370,365
 Exchange from
 Class Y shares            --            --          --            --           --             --  (8,913,728)  (89,493,831)
 Shares redeemed     (654,326)   (6,515,407)   (638,391)   (6,425,094)     (71,456)      (717,574)   (732,895)   (7,416,845)
                   ----------  ------------  ----------  ------------  -----------  -------------  ----------  ------------
 Net change

 resulting from

 Class A Shares

 transactions       4,416,319  $ 43,907,641   1,409,550  $ 14,039,720      (50,502) $    (506,422) (9,177,222) $(92,144,635)
                   ----------  ------------  ----------  ------------  -----------  -------------  ----------  ------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               The Wachovia Funds
                          The Wachovia Municipal Funds


                                                                                       Intermediate Fixed

                             Fixed Income Fund (continued)                          Income Fund (continued)

                   ----------------------------------------------------  -------------------------------------------------
                       Six Months Ended              Year Ended             Six Months Ended             Year Ended
                         May 31, 1999            November 30, 1998            May 31, 1999           November 30, 1998

 Class B Shares      Shares       Dollars       Shares       Dollars       Shares      Dollars      Shares      Dollars

 ----------------------------------------------------------------------  -------------------------------------------------
 Shares sold            32,995  $    331,227       39,258  $    390,310          --            --         --            --
 Shares issued to
 shareholders
 in payment of
 distributions
 declared                1,349        13,435        1,271        12,687          --            --         --            --
 Shares redeemed          (525)       (5,234)      (2,161)      (21,523)         --            --         --            --
                   -----------  ------------  -----------  ------------  ----------  ------------  ---------  ------------
 Net change

 resulting from

 Class B Shares

 transactions           33,819  $    339,428       38,368  $    381,474          --            --         --            --
                   -----------  ------------  -----------  ------------  ----------  ------------  ---------  ------------

                       Six Months Ended              Year Ended               Period Ended              Period Ended
                         May 31, 1999            November 30, 1998            May 31, 1999          November 30, 1998(1)

 Class Y Shares      Shares       Dollars       Shares       Dollars       Shares      Dollars      Shares      Dollars

 ----------------------------------------------------------------------  -------------------------------------------------
 Shares sold         5,734,254  $ 57,337,941    6,174,243  $ 61,683,285     927,248  $  9,368,089    512,332  $  5,220,989
 Exchange from
 Class A shares             --            --           --            --          --            --  8,913,728    89,493,831
 Shares issued to
 shareholders
 in payment of
 distributions
 declared              360,761     3,597,093      661,726     6,595,044      22,687       228,683     21,849       222,630
 Shares redeemed    (4,890,677)  (48,961,597)  (4,662,142)  (46,579,297) (1,320,986)  (13,273,489)  (986,184)  (10,094,154)
                   -----------  ------------  -----------  ------------  ----------  ------------  ---------  ------------
 Net change

 resulting from

 Class Y Shares

 transactions        1,204,338  $ 11,973,437    2,173,827  $ 21,699,032    (371,051) $ (3,676,717) 8,461,725  $ 84,843,296
                   -----------  ------------  -----------  ------------  ----------  ------------  ---------  ------------
 Net change
 resulting from
 fund shares

 transactions        5,654,476  $ 56,220,506    3,621,745  $ 36,120,226    (421,553) $ (4,183,139)  (715,497) $ (7,301,339)
                   -----------  ------------  -----------  ------------  ----------  ------------  ---------  ------------
(1) Reflects operations for the period from March 29, 1998 (date of initial public investment) to November 30, 1998.


                             Short-Term Fixed Income Fund

                   ----------------------------------------------------
                       Six Months Ended              Year Ended
                         May 31, 1999            November 30, 1998

 Class A Shares      Shares       Dollars       Shares       Dollars

-----------------------------------------------------------------------
 Shares sold           182,433  $  1,801,893      728,996  $  7,145,299
 Shares issued to
 shareholders in
 payment of dis-
 tributions
 declared               28,980       284,467       48,837       478,947
 Shares redeemed      (219,781)   (2,174,449)    (465,982)   (4,580,525)
                   -----------  ------------  -----------  ------------
 Net change

 resulting from

 Class A Shares

 transactions           (8,368) $    (88,089)     311,851  $  3,043,721
                   -----------  ------------  -----------  ------------

                       Six Months Ended              Year Ended
                         May 31, 1999            November 30, 1998

 Class Y Shares      Shares       Dollars       Shares       Dollars

---------------------------------------------------------------------------------
 Shares sold           909,342  $  8,964,379    2,210,120  $ 21,733,419
 Shares issued to
 shareholders
 in payment of
 distributions
 declared              167,234     1,645,549      500,524     4,905,077
 Shares redeemed    (7,490,898)  (74,017,502)  (2,109,395)  (20,644,860)
                   -----------  ------------  -----------  ------------
 Net change

 resulting from

 Class Y Shares

 transactions       (6,414,322) $(63,407,574)     601,249  $  5,993,636
                   -----------  ------------  -----------  ------------
 Net change
 resulting from
 fund shares

 transactions       (6,422,690) $(63,495,663)     913,100  $  9,037,357
                   -----------  ------------  -----------  ------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               The Wachovia Funds
                          The Wachovia Municipal Funds


                                    Georgia Municipal Bond Fund                 North Carolina Municipal Bond Fund

                            ----------------------------------------------  ----------------------------------------------
                              Six Months Ended           Year Ended           Six Months Ended           Year Ended
                                May 31, 1999          November 30, 1998         May 31, 1999          November 30, 1998

 Class A Shares              Shares      Dollars     Shares      Dollars     Shares      Dollars     Shares      Dollars
 ------------------------   ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
 Shares sold                   21,125  $   239,735     65,313  $   734,230     57,845  $   656,192     73,195  $   827,761
 Shares issued to share-
 holders
 in payment of distribu-
 tions
 declared                       9,055      102,498     18,608      209,598     13,989      159,240     28,831      326,515
 Shares redeemed              (37,672)    (426,630)   (65,246)    (732,153)   (36,762)    (416,781)  (308,552)  (3,504,406)
                            ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
 Net change resulting
 from Class A Shares

 transactions                  (7,492) $   (84,397)    18,675  $   211,675     35,072  $   398,651   (206,526) $(2,350,130)
                            ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------

                              Six Months Ended           Year Ended           Six Months Ended           Year Ended
                                May 31, 1999          November 30, 1998         May 31, 1999          November 30, 1998

 Class Y Shares              Shares      Dollars     Shares      Dollars     Shares      Dollars     Shares      Dollars
 ------------------------   ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
 Shares sold                  480,638  $ 5,439,198    514,361  $ 5,807,306  1,506,651  $17,062,398  1,450,528  $16,388,977
 Shares issued to share-
 holders
 in payment of distribu-
 tions
 declared                       2,978       33,708      5,535       62,357     21,284      242,429     17,718      200,910
 Shares redeemed             (174,130)  (1,972,022)  (130,688)  (1,473,631)  (266,329)  (3,026,409)  (465,404)  (5,270,187)
                            ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
 Net change resulting
 from
 Class Y Shares transac-

 tions                        309,486  $ 3,500,884    389,208  $ 4,396,032  1,261,606  $14,278,418  1,002,842  $11,319,700
                            ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------
 Net change resulting
 from

 fund shares transactions     301,994  $ 3,416,487    407,883  $ 4,607,707  1,296,678  $14,677,069    796,316  $ 8,969,570
                            ---------  -----------  ---------  -----------  ---------  -----------  ---------  -----------

                                South Carolina Municipal Bond Fund

                            ----------------------------------------------
                              Six Months Ended           Year Ended
                                May 31, 1999          November 30, 1998

 Class A Shares              Shares      Dollars     Shares      Dollars

----------------------------------------------------------------------------------
 Shares sold                  304,067  $ 3,428,213    742,299  $ 8,356,816

 Shares issued to share-
 holders in payment of

 distributions declared        78,664      888,358    167,413    1,887,761
 Shares redeemed             (336,946)  (3,799,002)  (786,074)  (8,835,765)
                            ---------  -----------  ---------  -----------
 Net change resulting
 from Class A Shares

 transactions                  45,785  $   517,569    123,638  $ 1,408,812
                            ---------  -----------  ---------  -----------

                              Six Months Ended           Year Ended
                                May 31, 1999          November 30, 1998

 Class Y Shares              Shares      Dollars     Shares      Dollars

----------------------------------------------------------------------------------
 Shares sold                1,258,933  $14,141,556  1,382,049  $15,581,081

 Shares issued to share-
 holders in payment of

 distributions declared         7,926       89,544     13,296      149,911
 Shares redeemed             (245,267)  (2,766,751)  (517,410)  (5,814,407)
                            ---------  -----------  ---------  -----------
 Net change resulting
 from Class Y Shares

 transactions               1,021,592  $11,464,349    877,935  $ 9,916,585
                            ---------  -----------  ---------  -----------
 Net change resulting
 from fund shares

 transactions               1,067,377  $11,981,918  1,001,573  $11,325,397
                            ---------  -----------  ---------  -----------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              The Wachovia Funds
                         The Wachovia Municipal Funds


                                  Virginia Municipal Bond Fund

                          ------------------------------------------------
                            Six Months Ended            Year Ended
                              May 31, 1999          November 30, 1998

 Class A Shares            Shares     Dollars      Shares       Dollars

-----------------------------------------------------------------------------------
 Shares sold                19,328  $   202,445     293,734  $   3,057,205
 Shares issued to share-
 holders in payment of

 distributions declared     11,540      120,709      29,282        304,418
 Exchange into Class Y

 shares                         --           --  (9,794,711)  (101,277,312)
 Shares redeemed           (41,747)    (435,863)   (488,052)    (5,071,444)
                          --------  -----------  ----------  -------------
 Net change resulting
 from Class A

 Shares transactions       (10,879) $  (112,709) (9,959,747) $(102,987,133)
                          --------  -----------  ----------  -------------

                            Six Months Ended           Period Ended
                            May 31, 1999(1)        November 30, 1998(1)

 Class Y Shares            Shares     Dollars      Shares       Dollars

-----------------------------------------------------------------------------------
 Shares sold               628,848  $ 6,572,250     561,359  $   5,860,078
 Exchange from Class A

 shares                         --           --   9,794,711    101,277,312
 Shares issued to share-
 holders in payment of
 distributions declared      3,108       32,498       3,580         37,331
 Shares redeemed          (784,802)  (8,205,077)   (910,974)    (9,483,614)
                          --------  -----------  ----------  -------------
 Net change resulting
 from Class Y Shares

 transactions             (152,846) $(1,600,329)  9,448,676  $  97,691,108
                          --------  -----------  ----------  -------------
 Net change resulting
 from fund shares

 transactions             (163,725) $(1,713,038)   (511,071) $  (5,296,025)
                          --------  -----------  ----------  -------------

(1) Reflects operations for the period from March 29, 1998 (date of initial public investment) to November 30, 1998.

(4) Investment Advisory Fee and Other Transactions with Affiliates Investment Advisory Fee--Wachovia Asset Management, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets as listed below. As a result of contractual obligations, the Adviser may be required to waive a portion of its fee. The Adviser can modify or terminate this waiver at its sole discretion at any time after January 31, 2000.


           Fund                                Annual Rate

           ----                                -----------
           Equity Fund                            0.70%
           Quantitative Equity Fund               0.70%
           Growth & Income Fund                   0.70%*
           Equity Index Fund                      0.30%
           Special Values Fund                    0.80%
           Emerging Markets Fund                  1.00%
           Balanced Fund                          0.70%
           Fixed Income Fund                      0.60%
           Intermediate Fixed Income Fund         0.60%*
           Short-Term Fixed Income Fund           0.55%
           Georgia Municipal Bond Fund            0.75%
           North Carolina Municipal Bond Fund     0.75%
           South Carolina Municipal Bond Fund     0.75%
           Virginia Municipal Bond Fund           0.74%

* Prior to March 29, 1998, the annual investment advisory fee based on a percentage of the Fund's average daily net assets for Growth & Income Fund, and Intermediate Fixed Income Fund was 1.00% and 0.74%, respectively. Effective March 29, 1998, Growth & Income Fund, Intermediate Fixed Income Fund, and Virginia Municipal Bond Fund changed investment advisors from Central Fidelity National Bank to Wachovia Asset Management.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              The Wachovia Funds
                         The Wachovia Municipal Funds

Sub Advisory Fee--The Adviser has entered into a sub-advisory agreement with Twin Capital Management, Inc. (the "Sub-Adviser"). The Sub-Adviser furnishes certain advisory services to the Adviser for Quantitative Equity Fund, including investment research, quantitative analysis, statistical and other factual information, and recommendations based on the Sub-Adviser's analysis, and assists the Adviser in identifying securities for potential purchase and/or sale. The Sub-Adviser is entitled to receive an annual fee of $55,000 payable by the Adviser. The Sub-Adviser may elect to waive some or all of its fee.

Administrative Fee, and Transfer and Dividend Disbursing Agent and Portfolio Accounting Fees--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and portfolio accounting services. FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Trusts (excluding Wachovia Prime Cash Management Fund) for the period. Effective March 29, 1998, Growth & Income Fund, Intermediate Fixed Income Fund, and Virginia Municipal Bond Fund changed administrators, transfer agents, and portfolio accountants from BISYS Fund Services, L.P. to FServ.

Distribution Services Fee--Equity Fund, Quantitative Equity Fund, Balanced Fund, and Fixed Income Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from their respective net assets to finance certain activities intended to result in the sale of Class B Shares. The Plan provides that each Fund may incur distribution expenses up to 0.75% of the average daily net assets of each Fund's Class B Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. FSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. Effective March 29, 1998, Growth & Income Fund, Intermediate Fixed Income Fund, and Virginia Municipal Bond Fund changed distributors from BISYS Fund Services to FSC.

Prior to March 29, 1998, Growth & Income Fund, Intermediate Fixed Income Fund, and Virginia Municipal Bond Fund could incur distribution expenses up to 0.25% of the average daily net assets of each Fund's Class A Shares. Effective March 29,1998, Class A Shares no longer incur distribution expenses.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Federated Administrative Services, ("FAS"), the Fund will pay FAS up to 0.25% of average daily net assets of each Fund's Class A Shares and Class B Shares for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees--Wachovia Bank, N.A. is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. Effective March 29, 1998, Growth & Income Fund, Intermediate Fixed Income Fund, and Virginia Municipal Bond Fund changed custodians from Central Fidelity National Bank to Wachovia Bank N.A.

Organizational Expenses--Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following the effective date of each Fund. For the period ended May 31, 1999, the Funds made the following reimbursements to FAS pursuant to this agreement:

                                    Organizational Organizational

Fund                                   Expenses    Expenses Paid

----                                -------------- --------------
Emerging Markets Fund                  $40,764         $8,894
Georgia Municipal Bond Fund             30,000          4,569
North Carolina Municipal Bond Fund      30,000            294


General--Certain of the Officers of the Trusts are Officers and Directors or Trustees of the above companies.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              The Wachovia Funds
                         The Wachovia Municipal Funds

(5) Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1999, were as follows:


Fund                                 Purchases      Sales

----                                ------------ ------------
Equity Fund                         $ 98,783,632 $ 72,912,313
Quantitative Equity Fund              78,912,434   77,459,570
Growth & Income Fund                  44,496,551   88,838,625
Equity Index Fund                     50,902,933   14,897,564
Special Values Fund                   27,913,883   23,518,041
Emerging Markets Fund                 47,455,141   43,208,426
Balanced Fund                        150,707,084  180,149,848
Fixed Income Fund                    134,831,656   85,879,947
Intermediate Fixed Income Fund        52,218,366   54,756,045
Short-Term Fixed Income Fund           9,143,966   67,821,017
Georgia Municipal Bond Fund            5,490,956    2,395,751
North Carolina Municipal Bond Fund    12,680,045    2,762,938
South Carolina Municipal Bond Fund    10,391,927    5,446,231
Virginia Municipal Bond Fund          11,930,859   13,863,893

(6) Concentration of Credit Risk

Emerging Markets Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. At May 31, 1999, the diversification of the industries for the Emerging Markets Fund was as follows:

                                   % of Net

           Industry                 Assets

           --------                --------
           Financial Services       23.7%
           Communication Services   19.1%
           Consumer Staples          9.7%
           Basic Materials           9.7%
           Energy                    6.1%
           Technology                6.0%
           Closed-End Funds          5.7%
           Utilities                 5.1%
           Consumer Cyclicals        4.3%
           Health Care               2.7%
           Multi-Industry            2.6%
           Open-End Funds            2.6%
           Capital Goods             2.4%
           Transportation            1.1%

Since The Wachovia Municipal Funds invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at May 31, 1999, the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies, as indicated below. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency is also indicated below.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              The Wachovia Funds
                         The Wachovia Municipal Funds


                            % of Portfolio   % of Portfolio Backed by

Fund                      Guaranteed/Insured Largest Guarantor/Insurer

----                      ------------------ -------------------------
Georgia Municipal Bond
Fund                            43.86%                20.42%
North Carolina Municipal
Bond Fund                       27.02%                16.91%
South Carolina Municipal
Bond Fund                       56.35%                23.85%
Virginia Municipal Bond
Fund                            24.66%                10.69%

(7) Year 2000

Similar to other financial organizations, the Trusts could be adversely affected if the computer systems used by the Trusts' service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trusts' Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trusts' other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trusts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Trustees                             Officers

James A. Hanley                      John W. McGonigle
Samuel E. Hudgins                     President and Treasurer
J. Berkley Ingram, Jr.               Charles L. Davis, Jr.
D. Dean Kaylor                        Vice President and Assistant Treasurer
Alvin J. Schexnider                  Peter J. Germain
Charles S. Way, Jr.                   Secretary
                                     Gail Cagney
                                      Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its investment objective and policies, management fees, expenses and other information.

                                          Cusips

                                          929901734  929901601  929901401
                                          929901742  929901502  929901302
                                          929901759  929901692  929902500
                                          929901809  929901718  929902609
                                          929901882  929901726  929902104
                                          929901700  929901650  929902203
                                          929901676  929901643  929902708
                                          929901668  929901783  929902807
                                          929901767  929901791
                                          929901775  929901817  G01715-01 (7/99)
                                          929901841  929901866
                                          929901858  929901874

Federated Securities Corp., Distributor
831-27 (7/99)